UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2010

Item 1. Reports to Stockholders

Fidelity® Equity Sector
Central Funds

Consumer Discretionary Central Fund

Consumer Staples Central Fund

Energy Central Fund

Financials Central Fund

Health Care Central Fund

Industrials Central Fund

Information Technology Central Fund

Materials Central Fund

Telecom Services Central Fund

Utilities Central Fund

Semiannual Report

March 31, 2010

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

ESCIP-SANN-0510
1.831586.103

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2009 to March 31, 2010).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During Period* October 1, 2009 to March 31, 2010
Consumer Discretionary	.0044%
Actual		$ 1,000.00	$ 1,193.90	$ .02
Hypothetical A		$ 1,000.00	$ 1,024.91	$ .02
Consumer Staples	.0129%
Actual		$ 1,000.00	$ 1,095.90	$ .07
Hypothetical A		$ 1,000.00	$ 1,024.87	$ .07
Energy	.0033%
Actual		$ 1,000.00	$ 1,059.40	$ .02
Hypothetical A		$ 1,000.00	$ 1,024.92	$ .02
Financials	.0088%
Actual		$ 1,000.00	$ 1,107.40	$ .05
Hypothetical A		$ 1,000.00	$ 1,024.89	$ .04
Health Care	.0081%
Actual		$ 1,000.00	$ 1,149.30	$ .04
Hypothetical A		$ 1,000.00	$ 1,024.89	$ .04
Industrials	.0067%
Actual		$ 1,000.00	$ 1,199.80	$ .04
Hypothetical A		$ 1,000.00	$ 1,024.90	$ .03
Information Technology	.0138%
Actual		$ 1,000.00	$ 1,153.80	$ .07
Hypothetical A		$ 1,000.00	$ 1,024.86	$ .07
Materials	.0083%
Actual		$ 1,000.00	$ 1,145.80	$ .04
Hypothetical A		$ 1,000.00	$ 1,024.89	$ .04
Telecom Services	.0063%
Actual		$ 1,000.00	$ 1,085.10	$ .03
Hypothetical A		$ 1,000.00	$ 1,024.90	$ .03
Utilities	.0049%
Actual		$ 1,000.00	$ 1,040.70	$ .02
Hypothetical A		$ 1,000.00	$ 1,024.91	$ .02

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Money Market Central Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

Semiannual Report

Fidelity Consumer Discretionary Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
The Walt Disney Co.	5.6	5.2
Lowe's Companies, Inc.	5.4	6.1
McDonald's Corp.	5.1	4.9
Target Corp.	4.6	6.0
Amazon.com, Inc.	3.7	2.4
Ford Motor Co.	2.3	1.5
Wyndham Worldwide Corp.	2.3	1.3
Viacom, Inc. Class B (non-vtg.)	2.3	2.0
Staples, Inc.	2.2	3.1
Advance Auto Parts, Inc.	2.2	2.3
	35.7
Top Industries (% of fund's net assets)
As of March 31, 2010
Hotels, Restaurants & Leisure 22.1%
Media 21.2%
Specialty Retail 20.8%
Multiline Retail 6.5%
Internet & Catalog Retail 5.6%
All Others* 23.8%

As of September 30, 2009
Media 23.6%
Specialty Retail 22.2%
Hotels, Restaurants & Leisure 20.7%
Multiline Retail 7.0%
Household Durables 4.3%
All Others* 22.2%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Consumer Discretionary Central Fund

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
AUTO COMPONENTS - 3.1%
Auto Parts & Equipment - 3.1%
Gentex Corp.	115,800	$ 2,248,836
Johnson Controls, Inc.	343,186	11,321,706
Tenneco, Inc. (a)	144,900	3,426,885
		16,997,427
AUTOMOBILES - 3.7%
Automobile Manufacturers - 2.9%
Bayerische Motoren Werke AG (BMW)	69,406	3,204,262
Ford Motor Co. (a)	1,018,424	12,801,590
		16,005,852
Motorcycle Manufacturers - 0.8%
Harley-Davidson, Inc.	156,701	4,398,597
TOTAL AUTOMOBILES		20,404,449
COMMERCIAL SERVICES & SUPPLIES - 0.1%
Diversified Support Services - 0.1%
Viad Corp.	36,900	758,295
CONSUMER FINANCE - 0.2%
Consumer Finance - 0.2%
Capital One Financial Corp.	30,572	1,265,987
DISTRIBUTORS - 0.5%
Distributors - 0.5%
Li & Fung Ltd.	550,000	2,705,992
DIVERSIFIED CONSUMER SERVICES - 3.4%
Education Services - 2.2%
Career Education Corp. (a)	100,300	3,173,492
DeVry, Inc.	53,400	3,481,680
Navitas Ltd.	348,547	1,631,116
Strayer Education, Inc.	14,504	3,532,014
		11,818,302
Specialized Consumer Services - 1.2%
Coinstar, Inc. (a)(c)	42,400	1,378,000
Sotheby's Class A (ltd. vtg.) (c)	90,900	2,826,081
Steiner Leisure Ltd. (a)	55,200	2,446,464
		6,650,545
TOTAL DIVERSIFIED CONSUMER SERVICES		18,468,847
Common Stocks - continued
	Shares	Value
FOOD & STAPLES RETAILING - 1.2%
Food Retail - 0.6%
Susser Holdings Corp. (a)	359,160	$ 3,034,902
Hypermarkets & Super Centers - 0.6%
BJ's Wholesale Club, Inc. (a)	20,300	750,897
Costco Wholesale Corp.	42,500	2,537,675
		3,288,572
TOTAL FOOD & STAPLES RETAILING		6,323,474
HOTELS, RESTAURANTS & LEISURE - 22.1%
Casinos & Gaming - 4.0%
Bally Technologies, Inc. (a)	26,900	1,090,526
International Game Technology	255,500	4,713,975
Las Vegas Sands Corp. unit	20,177	7,311,338
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(c)	269,500	1,298,990
Sands China Ltd.	534,400	849,341
Shuffle Master, Inc. (a)	69,400	568,386
WMS Industries, Inc. (a)	149,250	6,259,545
Wynn Resorts Ltd.	100	7,583
		22,099,684
Hotels, Resorts & Cruise Lines - 6.4%
Carnival Corp. unit	160,700	6,248,016
Home Inns & Hotels Management, Inc. sponsored ADR (a)	91,201	2,985,921
Royal Caribbean Cruises Ltd. (a)(c)	114,000	3,760,860
Starwood Hotels & Resorts Worldwide, Inc.	193,806	9,039,112
Wyndham Worldwide Corp.	492,002	12,659,211
		34,693,120
Leisure Facilities - 0.4%
Vail Resorts, Inc. (a)(c)	49,200	1,972,428
Restaurants - 11.3%
BJ's Restaurants, Inc. (a)	120,773	2,814,011
Brinker International, Inc.	45,100	869,528
Chipotle Mexican Grill, Inc. (a)	24,900	2,805,483
Darden Restaurants, Inc.	175,600	7,821,224
McDonald's Corp.	420,758	28,072,974
O'Charleys, Inc. (a)	120,700	1,079,058
P.F. Chang's China Bistro, Inc. (a)(c)	40,787	1,799,930
Sonic Corp. (a)	174,300	1,926,015
Starbucks Corp.	400,001	9,708,024
Common Stocks - continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE - CONTINUED
Restaurants - continued
Texas Roadhouse, Inc. Class A (a)	120,906	$ 1,679,384
The Cheesecake Factory, Inc. (a)	122,400	3,312,144
		61,887,775
TOTAL HOTELS, RESTAURANTS & LEISURE		120,653,007
HOUSEHOLD DURABLES - 4.8%
Home Furnishings - 1.1%
Mohawk Industries, Inc. (a)	50,600	2,751,628
Tempur-Pedic International, Inc. (a)	103,100	3,109,496
		5,861,124
Homebuilding - 2.1%
Lennar Corp. Class A	183,900	3,164,919
M.D.C. Holdings, Inc.	17,700	612,597
Meritage Homes Corp. (a)	62,400	1,310,400
NVR, Inc. (a)	1,300	944,450
Pulte Group, Inc. (a)	325,882	3,666,173
Toll Brothers, Inc. (a)	87,200	1,813,760
		11,512,299
Household Appliances - 1.6%
Stanley Black & Decker, Inc.	86,111	4,943,633
Whirlpool Corp.	46,371	4,045,870
		8,989,503
TOTAL HOUSEHOLD DURABLES		26,362,926
INTERNET & CATALOG RETAIL - 5.6%
Catalog Retail - 0.6%
Liberty Media Corp. Interactive Series A (a)	226,600	3,469,246
Internet Retail - 5.0%
Amazon.com, Inc. (a)	148,629	20,173,414
Blue Nile, Inc. (a)(c)	54,602	3,004,202
Expedia, Inc.	149,614	3,734,365
		26,911,981
TOTAL INTERNET & CATALOG RETAIL		30,381,227
Common Stocks - continued
	Shares	Value
INTERNET SOFTWARE & SERVICES - 2.9%
Internet Software & Services - 2.9%
eBay, Inc. (a)	104,431	$ 2,814,415
Google, Inc. Class A (a)	14,231	8,069,119
GREE, Inc.	22,400	1,368,574
Monster Worldwide, Inc. (a)(c)	148,200	2,461,602
Tencent Holdings Ltd.	60,700	1,218,026
		15,931,736
LEISURE EQUIPMENT & PRODUCTS - 0.5%
Leisure Products - 0.5%
Polaris Industries, Inc.	47,666	2,438,593
MEDIA - 21.2%
Advertising - 2.4%
Interpublic Group of Companies, Inc. (a)	714,531	5,944,898
Lamar Advertising Co. Class A (a)	116,022	3,985,356
National CineMedia, Inc.	174,885	3,018,515
		12,948,769
Broadcasting - 0.8%
Discovery Communications, Inc. Class C (a)	141,900	4,173,279
Cable & Satellite - 6.7%
Cablevision Systems Corp. - NY Group Class A	178,856	4,317,584
Comcast Corp. Class A	348,764	6,563,738
DIRECTV (a)	282,960	9,566,878
DISH Network Corp. Class A	118,300	2,463,006
Time Warner Cable, Inc.	194,867	10,388,360
Virgin Media, Inc.	203,028	3,504,263
		36,803,829
Movies & Entertainment - 10.0%
DreamWorks Animation SKG, Inc. Class A (a)	35,100	1,382,589
The Walt Disney Co.	878,122	30,655,237
Time Warner, Inc.	314,216	9,825,534
Viacom, Inc. Class B (non-vtg.) (a)	363,900	12,510,882
		54,374,242
Publishing - 1.3%
McGraw-Hill Companies, Inc.	201,250	7,174,563
TOTAL MEDIA		115,474,682
Common Stocks - continued
	Shares	Value
MULTILINE RETAIL - 6.5%
Department Stores - 1.9%
Kohl's Corp. (a)	140,800	$ 7,713,024
Nordstrom, Inc.	71,200	2,908,520
		10,621,544
General Merchandise Stores - 4.6%
Target Corp.	472,081	24,831,461
TOTAL MULTILINE RETAIL		35,453,005
SPECIALTY RETAIL - 20.8%
Apparel Retail - 3.6%
Citi Trends, Inc. (a)	112,401	3,646,288
Gymboree Corp. (a)	65,205	3,366,534
Inditex SA	42,435	2,797,354
Ross Stores, Inc.	80,776	4,319,093
rue21, Inc.	34,300	1,189,181
Urban Outfitters, Inc. (a)	105,393	4,008,096
		19,326,546
Automotive Retail - 2.5%
Advance Auto Parts, Inc.	281,400	11,796,288
Group 1 Automotive, Inc. (a)(c)	50,000	1,593,000
		13,389,288
Computer & Electronics Retail - 1.9%
Best Buy Co., Inc.	161,630	6,875,740
hhgregg, Inc. (a)	80,600	2,034,344
RadioShack Corp.	62,800	1,421,164
		10,331,248
Home Improvement Retail - 7.8%
Home Depot, Inc.	255,776	8,274,354
Lowe's Companies, Inc.	1,217,190	29,504,686
Lumber Liquidators Holdings, Inc. (a)(c)	184,204	4,912,721
		42,691,761
Homefurnishing Retail - 0.8%
Bed Bath & Beyond, Inc. (a)	104,965	4,593,268
Specialty Stores - 4.2%
Cabela's, Inc. Class A (a)(c)	121,626	2,127,239
Hengdeli Holdings Ltd.	3,728,000	1,589,295
Indigo Books & Music, Inc.	13,400	235,935
OfficeMax, Inc. (a)	151,200	2,482,704
Signet Jewelers Ltd. (a)	73,600	2,380,224
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - CONTINUED
Specialty Stores - continued
Staples, Inc.	509,118	$ 11,908,270
Vitamin Shoppe, Inc.	64,595	1,450,158
West Marine, Inc. (a)	57,184	620,446
		22,794,271
TOTAL SPECIALTY RETAIL		113,126,382
TEXTILES, APPAREL & LUXURY GOODS - 3.2%
Apparel, Accessories & Luxury Goods - 2.1%
G-III Apparel Group Ltd. (a)	98,987	2,728,082
Phillips-Van Heusen Corp.	71,400	4,095,504
Polo Ralph Lauren Corp. Class A	51,800	4,405,072
		11,228,658
Footwear - 1.1%
Iconix Brand Group, Inc. (a)	98,900	1,519,104
NIKE, Inc. Class B	62,256	4,575,816
		6,094,920
TOTAL TEXTILES, APPAREL & LUXURY GOODS		17,323,578
TOTAL COMMON STOCKS (Cost $488,836,367)		544,069,607
Money Market Funds - 2.4%

Fidelity Securities Lending Cash Central Fund, 0.20% (b)(d) (Cost $12,998,375)	12,998,375	12,998,375
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $501,834,742)		557,067,982
NET OTHER ASSETS - (2.2)%		(12,225,994)
NET ASSETS - 100%		$ 544,841,988
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,745
Fidelity Securities Lending Cash Central Fund	35,622
Total	$ 37,367
Other Information

The following is a summary of the inputs used, as of March 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 544,069,607	$ 535,389,695	$ 8,679,912	$ -
Money Market Funds	12,998,375	12,998,375	-	-
Total Investments in Securities:	$ 557,067,982	$ 548,388,070	$ 8,679,912	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Consumer Discretionary Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $12,548,092) - See accompanying schedule: Unaffiliated issuers (cost $488,836,367)	$ 544,069,607
Fidelity Central Funds (cost $12,998,375)	12,998,375
Total Investments (cost $501,834,742)		$ 557,067,982
Receivable for investments sold		3,077,954
Receivable for fund shares sold		34,761
Dividends receivable		178,240
Distributions receivable from Fidelity Central Funds		3,594
Total assets		560,362,531

Liabilities
Payable to custodian bank	$ 23,858
Payable for investments purchased	1,887,791
Payable for fund shares redeemed	605,671
Other payables and accrued expenses	4,848
Collateral on securities loaned, at value	12,998,375
Total liabilities		15,520,543

Net Assets		$ 544,841,988
Net Assets consist of:
Paid in capital		$ 489,608,050
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		55,233,938
Net Assets, for 4,984,841 shares outstanding		$ 544,841,988
Net Asset Value, offering price and redemption price per share ($544,841,988 ÷ 4,984,841 shares)		$ 109.30

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Consumer Discretionary Central Fund
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2010 (Unaudited)

Investment Income
Dividends		$ 2,970,674
Income from Fidelity Central Funds		37,367
Total income		3,008,041

Expenses
Custodian fees and expenses	$ 10,040
Independent directors' compensation	1,260
Total expenses before reductions	11,300
Expense reductions	(1,260)	10,040
Net investment income (loss)		2,998,001
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	26,643,551
Foreign currency transactions	112
Capital gain distributions from Fidelity Central Funds	1,324
Total net realized gain (loss)		26,644,987
Change in net unrealized appreciation (depreciation) on: Investment securities	49,743,539
Assets and liabilities in foreign currencies	23
Total change in net unrealized appreciation (depreciation)		49,743,562
Net gain (loss)		76,388,549
Net increase (decrease) in net assets resulting from operations		$ 79,386,550

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2010 (Unaudited)	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,998,001	$ 7,657,647
Net realized gain (loss)	26,644,987	(68,811,986)
Change in net unrealized appreciation (depreciation)	49,743,562	64,849,898
Net increase (decrease) in net assets resulting from operations	79,386,550	3,695,559
Distributions to partners from net investment income	(2,929,959)	(7,623,475)
Affiliated share transactions Proceeds from sales of shares	67,259,220	38,671,892
Reinvestment of distributions	2,929,865	7,623,345
Cost of shares redeemed	(119,253,843)	(55,642,849)
Net increase (decrease) in net assets resulting from share transactions	(49,064,758)	(9,347,612)
Total increase (decrease) in net assets	27,391,833	(13,275,528)

Net Assets
Beginning of period	517,450,155	530,725,683
End of period	$ 544,841,988	$ 517,450,155
Other Information Shares
Sold	637,603	488,838
Issued in reinvestment of distributions	29,489	102,099
Redeemed	(1,299,047)	(715,001)
Net increase (decrease)	(631,955)	(124,064)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007	2006 I
Selected Per-Share Data
Net asset value, beginning of period	$ 92.13	$ 92.45	$ 121.71	$ 114.48	$ 100.00
Income from Investment Operations
Net investment income (loss) D	.65	1.29	1.71	1.68 H	.19
Net realized and unrealized gain (loss)	17.15	(.32)	(29.41)	7.33	14.46
Total from investment operations	17.80	.97	(27.70)	9.01	14.65
Distributions to partners from net investment income	(.63)	(1.29)	(1.56)	(1.78)	(.17)
Net asset value, end of period	$ 109.30	$ 92.13	$ 92.45	$ 121.71	$ 114.48
Total Return B, C	19.39%	1.38%	(22.90)%	7.87%	14.66%
Ratios to Average Net Assets E, J
Expenses before reductions	-% A, G	-% G	-% G	-% G	-% G
Expenses net of fee waivers, if any	-% A, G	-% G	-% G	-% G	-% G
Expenses net of all reductions	-% A, G	-% G	-% G	-% G	-% G
Net investment income (loss)	1.32% A	1.73%	1.62%	1.35% H	.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 544,842	$ 517,450	$ 530,726	$ 713,542	$ 786,815
Portfolio turnover rate F	142% A	91%	62%	110%	15% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H Investment income per share reflects a special dividend which amounted to $.43 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.00%.

I For the period July 21, 2006 (commencement of operations) to September 30, 2006.

J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Consumer Staples Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Procter & Gamble Co.	13.5	11.5
The Coca-Cola Co.	7.3	6.7
CVS Caremark Corp.	6.6	7.3
British American Tobacco PLC sponsored ADR	5.1	5.0
Wal-Mart Stores, Inc.	4.6	4.8
Walgreen Co.	4.3	3.6
PepsiCo, Inc.	4.3	7.8
Avon Products, Inc.	4.0	3.0
Altria Group, Inc.	3.8	3.4
Molson Coors Brewing Co. Class B	3.5	3.1
	57.0
Top Industries (% of fund's net assets)
As of March 31, 2010
Beverages 26.0%
Food & Staples Retailing 22.0%
Household Products 16.9%
Food Products 12.9%
Tobacco 11.5%
All Others* 10.7%

As of September 30, 2009
Beverages 29.9%
Food & Staples Retailing 20.8%
Household Products 14.6%
Food Products 14.1%
Tobacco 12.1%
All Others* 8.5%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Consumer Staples Central Fund

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
BEVERAGES - 26.0%
Brewers - 6.5%
Anadolu Efes Biracilik ve Malt Sanyii AS	108,148	$ 1,139,900
Anheuser-Busch InBev SA NV	239,457	12,062,492
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	27,800	2,548,148
Molson Coors Brewing Co. Class B	448,410	18,860,125
		34,610,665
Distillers & Vintners - 4.4%
Brown-Forman Corp. Class B (non-vtg.)	53,640	3,188,898
Constellation Brands, Inc. Class A (sub. vtg.) (a)	719,388	11,826,739
Diageo PLC sponsored ADR	119,003	8,026,752
		23,042,389
Soft Drinks - 15.1%
Coca-Cola Bottling Co. Consolidated	43,657	2,560,920
Coca-Cola Enterprises, Inc.	160,212	4,431,464
Coca-Cola FEMSA SAB de CV sponsored ADR	39,180	2,603,511
Coca-Cola Icecek AS	142,668	1,212,396
Cott Corp. (a)	1,000	7,799
Dr Pepper Snapple Group, Inc.	99,516	3,499,978
Embotelladora Andina SA sponsored ADR (c)	128,000	2,613,760
Fomento Economico Mexicano SAB de CV sponsored ADR	28,810	1,369,339
PepsiCo, Inc.	342,360	22,650,538
The Coca-Cola Co.	704,678	38,757,290
		79,706,995
TOTAL BEVERAGES		137,360,049
FOOD & STAPLES RETAILING - 22.0%
Drug Retail - 10.9%
CVS Caremark Corp.	948,840	34,689,590
Walgreen Co.	614,337	22,785,759
		57,475,349
Food Retail - 5.0%
Koninklijke Ahold NV	100,168	1,335,381
Kroger Co.	332,811	7,208,686
Safeway, Inc.	652,044	16,209,814
Susser Holdings Corp. (a)	27,500	232,375
The Pantry, Inc. (a)	107,100	1,337,679
		26,323,935
Common Stocks - continued
	Shares	Value
FOOD & STAPLES RETAILING - CONTINUED
Hypermarkets & Super Centers - 6.1%
BJ's Wholesale Club, Inc. (a)	209,956	$ 7,766,272
Wal-Mart Stores, Inc.	437,008	24,297,645
		32,063,917
TOTAL FOOD & STAPLES RETAILING		115,863,201
FOOD PRODUCTS - 12.9%
Agricultural Products - 3.3%
Archer Daniels Midland Co.	246,847	7,133,878
Bunge Ltd.	78,947	4,865,504
Corn Products International, Inc.	74,900	2,596,034
Origin Agritech Ltd. (a)	18,900	188,811
SLC Agricola SA	155,500	1,278,094
Viterra, Inc. (a)	132,500	1,251,280
		17,313,601
Packaged Foods & Meats - 9.6%
Ausnutria Dairy Hunan Co. Ltd. Class H	1,814,000	1,266,301
Brasil Foods SA	1,000	27,025
Cermaq ASA (a)	114,500	1,339,114
Cosan Ltd. Class A (a)	37,900	357,397
Danone	44,223	2,664,047
Dean Foods Co. (a)	771,682	12,107,691
Kraft Foods, Inc. Class A	133,114	4,025,367
Lindt & Spruengli AG	50	1,353,979
Mead Johnson Nutrition Co. Class A	33,376	1,736,553
Nestle SA	256,459	13,135,527
Tyson Foods, Inc. Class A	43,664	836,166
Unilever NV (NY Shares)	394,173	11,888,258
		50,737,425
TOTAL FOOD PRODUCTS		68,051,026
HOUSEHOLD PRODUCTS - 16.9%
Household Products - 16.9%
Colgate-Palmolive Co.	98,706	8,415,674
Energizer Holdings, Inc. (a)	152,466	9,568,766
Procter & Gamble Co.	1,125,799	71,229,302
		89,213,742
Common Stocks - continued
	Shares	Value
PERSONAL PRODUCTS - 4.3%
Personal Products - 4.3%
Avon Products, Inc.	623,444	$ 21,116,048
China-Biotics, Inc. (a)	29,871	534,990
Natura Cosmeticos SA	62,400	1,272,381
		22,923,419
PHARMACEUTICALS - 3.0%
Pharmaceuticals - 3.0%
Johnson & Johnson	244,588	15,947,138
Perrigo Co.	1,047	61,480
		16,008,618
TOBACCO - 11.5%
Tobacco - 11.5%
Altria Group, Inc.	980,860	20,127,247
British American Tobacco PLC sponsored ADR	388,617	26,775,711
KT&G Corp.	22,640	1,252,609
Philip Morris International, Inc.	213,721	11,147,687
Souza Cruz Industria Comerico	38,400	1,342,354
		60,645,608
TOTAL COMMON STOCKS (Cost $425,756,466)		510,065,663
Money Market Funds - 3.0%

Fidelity Cash Central Fund, 0.19% (d)	15,693,439	15,693,439
Fidelity Securities Lending Cash Central Fund, 0.20% (b)(d)	46,750	46,750
TOTAL MONEY MARKET FUNDS (Cost $15,740,189)		15,740,189
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $441,496,655)		525,805,852
NET OTHER ASSETS - 0.4%		2,025,850
NET ASSETS - 100%		$ 527,831,702
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,646
Fidelity Securities Lending Cash Central Fund	14,251
Total	$ 24,897
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	80.6%
United Kingdom	6.6%
Switzerland	2.8%
Netherlands	2.4%
Belgium	2.3%
Brazil	1.3%
Bermuda	1.0%
Others (Individually Less Than 1%)	3.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Consumer Staples Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $44,924) - See accompanying schedule: Unaffiliated issuers (cost $425,756,466)	$ 510,065,663
Fidelity Central Funds (cost $15,740,189)	15,740,189
Total Investments (cost $441,496,655)		$ 525,805,852
Cash		333,140
Receivable for investments sold		4,954,316
Receivable for fund shares sold		494,558
Dividends receivable		1,814,103
Distributions receivable from Fidelity Central Funds		2,426
Total assets		533,404,395

Liabilities
Payable for investments purchased	$ 4,998,910
Payable for fund shares redeemed	511,470
Other payables and accrued expenses	15,563
Collateral on securities loaned, at value	46,750
Total liabilities		5,572,693

Net Assets		$ 527,831,702
Net Assets consist of:
Paid in capital		$ 443,520,313
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		84,311,389
Net Assets, for 4,267,347 shares outstanding		$ 527,831,702
Net Asset Value, offering price and redemption price per share ($527,831,702 ÷ 4,267,347 shares)		$ 123.69

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2010 (Unaudited)

Investment Income
Dividends		$ 5,309,511
Income from Fidelity Central Funds		24,897
Total income		5,334,408

Expenses
Custodian fees and expenses	$ 28,501
Independent directors' compensation	1,245
Total expenses before reductions	29,746
Expense reductions	(1,252)	28,494
Net investment income (loss)		5,305,914
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	24,665,286
Foreign currency transactions	(3,222)
Total net realized gain (loss)		24,662,064
Change in net unrealized appreciation (depreciation) on: Investment securities	10,302,800
Assets and liabilities in foreign currencies	(910)
Total change in net unrealized appreciation (depreciation)		10,301,890
Net gain (loss)		34,963,954
Net increase (decrease) in net assets resulting from operations		$ 40,269,868

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Consumer Staples Central Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2010 (Unaudited)	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,305,914	$ 13,030,376
Net realized gain (loss)	24,662,064	(39,200,183)
Change in net unrealized appreciation (depreciation)	10,301,890	32,732,584
Net increase (decrease) in net assets resulting from operations	40,269,868	6,562,777
Distributions to partners from net investment income	(5,236,503)	(12,812,606)
Affiliated share transactions Proceeds from sales of shares	83,247,292	37,478,592
Reinvestment of distributions	5,236,356	12,812,393
Cost of shares redeemed	(116,036,110)	(58,992,837)
Net increase (decrease) in net assets resulting from share transactions	(27,552,462)	(8,701,852)
Total increase (decrease) in net assets	7,480,903	(14,951,681)

Net Assets
Beginning of period	520,350,799	535,302,480
End of period	$ 527,831,702	$ 520,350,799
Other Information Shares
Sold	685,224	363,385
Issued in reinvestment of distributions	43,381	130,527
Redeemed	(1,019,761)	(591,147)
Net increase (decrease)	(291,156)	(97,235)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007	2006 H
Selected Per-Share Data
Net asset value, beginning of period	$ 114.15	$ 114.98	$ 126.15	$ 104.59	$ 100.00
Income from Investment Operations
Net investment income (loss) D	1.42	2.72	2.77	2.43	.39
Net realized and unrealized gain (loss)	9.48	(.86)	(11.21)	21.58	4.58
Total from investment operations	10.90	1.86	(8.44)	24.01	4.97
Distributions to partners from net investment income	(1.36)	(2.69)	(2.73)	(2.45)	(.38)
Net asset value, end of period	$ 123.69	$ 114.15	$ 114.98	$ 126.15	$ 104.59
Total Return B, C	9.59%	2.03%	(6.82)%	23.21%	4.97%
Ratios to Average Net Assets E, I
Expenses before reductions	.01% A	.02%	.01%	.01%	-% G
Expenses net of fee waivers, if any	.01% A	.01%	.01%	.01%	-% G
Expenses net of all reductions	.01% A	.01%	.01%	.01%	-% G
Net investment income (loss)	2.40% A	2.77%	2.23%	2.14%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 527,832	$ 520,351	$ 535,302	$ 583,658	$ 569,589
Portfolio turnover rate F	87% A	91%	59%	93%	10% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H For the period July 21, 2006 (commencement of operations) to September 30, 2006.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Energy Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Schlumberger Ltd.	7.1	5.8
XTO Energy, Inc.	6.7	0.0
Occidental Petroleum Corp.	5.4	6.4
Southwestern Energy Co.	4.6	5.5
Marathon Oil Corp.	4.3	3.3
BJ Services Co.	4.0	2.6
Anadarko Petroleum Corp.	4.0	3.5
Petrohawk Energy Corp.	3.3	3.5
Massey Energy Co.	3.3	2.7
Alpha Natural Resources, Inc.	3.1	2.5
	45.8
Top Industries (% of fund's net assets)
As of March 31, 2010
Oil, Gas & Consumable Fuels 57.7%
Energy Equipment & Services 36.5%
Electrical Equipment 1.8%
Construction & Engineering 1.1%
Gas Utilities 0.6%
All Others* 2.3%

As of September 30, 2009
Oil, Gas & Consumable Fuels 55.6%
Energy Equipment & Services 38.3%
Electrical Equipment 2.6%
Gas Utilities 0.7%
Construction & Engineering 0.5%
All Others* 2.3%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Energy Central Fund

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CHEMICALS - 0.1%
Commodity Chemicals - 0.1%
STR Holdings, Inc.	16,600	$ 390,100
CONSTRUCTION & ENGINEERING - 1.1%
Construction & Engineering - 1.1%
Jacobs Engineering Group, Inc. (a)	103,807	4,691,038
KBR, Inc.	78,900	1,748,424
		6,439,462
ELECTRICAL EQUIPMENT - 1.7%
Electrical Components & Equipment - 1.6%
centrotherm photovoltaics AG (a)	20,600	876,330
First Solar, Inc. (a)(c)	28,457	3,490,251
JA Solar Holdings Co. Ltd. ADR (a)(c)	400,816	2,248,578
SunPower Corp. Class B (a)	124,300	2,080,782
		8,695,941
Heavy Electrical Equipment - 0.1%
Vestas Wind Systems AS (a)	11,304	614,298
TOTAL ELECTRICAL EQUIPMENT		9,310,239
ELECTRONIC EQUIPMENT & COMPONENTS - 0.2%
Electronic Equipment & Instruments - 0.2%
Itron, Inc. (a)	17,300	1,255,461
ENERGY EQUIPMENT & SERVICES - 36.5%
Oil & Gas Drilling - 11.2%
Atwood Oceanics, Inc. (a)	3,100	107,353
Ensco International Ltd. ADR	86,600	3,877,948
Helmerich & Payne, Inc.	187,598	7,143,732
Hercules Offshore, Inc. (a)	134,593	580,096
Nabors Industries Ltd. (a)	601,084	11,799,279
Noble Corp.	363,297	15,193,081
Northern Offshore Ltd. (a)	888,600	1,360,739
Patterson-UTI Energy, Inc.	164,072	2,292,086
Pride International, Inc. (a)	106,900	3,218,759
Transocean Ltd. (a)	199,675	17,247,927
		62,821,000
Oil & Gas Equipment & Services - 25.3%
Baker Hughes, Inc.	116,692	5,465,853
Basic Energy Services, Inc. (a)	22,940	176,867
BJ Services Co.	1,062,606	22,739,768
Common Stocks - continued
	Shares	Value
ENERGY EQUIPMENT & SERVICES - CONTINUED
Oil & Gas Equipment & Services - continued
Cameron International Corp. (a)	17,800	$ 762,908
Complete Production Services, Inc. (a)	44,846	517,971
Core Laboratories NV	19,300	2,524,440
Dresser-Rand Group, Inc. (a)	31,700	996,014
FMC Technologies, Inc. (a)	13,300	859,579
Global Industries Ltd. (a)	169,086	1,085,532
Halliburton Co.	323,000	9,731,990
Helix Energy Solutions Group, Inc. (a)	57,000	742,710
Key Energy Services, Inc. (a)	59,900	572,045
National Oilwell Varco, Inc.	409,695	16,625,423
Newpark Resources, Inc. (a)	20,919	109,825
Oceaneering International, Inc. (a)	72,030	4,573,185
Oil States International, Inc. (a)	20,800	943,072
Schlumberger Ltd.	632,678	40,149,744
Smith International, Inc.	337,212	14,439,418
Superior Energy Services, Inc. (a)	150,456	3,162,585
Superior Well Services, Inc. (a)	7,100	94,998
TSC Offshore Group Ltd. (a)	1,388,000	411,167
Weatherford International Ltd. (a)	880,826	13,969,900
Willbros Group, Inc. (a)	161,897	1,944,383
		142,599,377
TOTAL ENERGY EQUIPMENT & SERVICES		205,420,377
GAS UTILITIES - 0.6%
Gas Utilities - 0.6%
Questar Corp.	66,561	2,875,435
Zhongyu Gas Holdings Ltd. (a)	5,386,000	548,017
		3,423,452
METALS & MINING - 0.3%
Diversified Metals & Mining - 0.3%
Teck Resources Ltd. Class B (sub. vtg.) (a)	37,600	1,638,405
OIL, GAS & CONSUMABLE FUELS - 57.7%
Coal & Consumable Fuels - 9.4%
Alpha Natural Resources, Inc. (a)	352,091	17,565,820
Arch Coal, Inc.	339,948	7,767,812
Centennial Coal Co. Ltd.	184,767	722,250
Cloud Peak Energy, Inc.	77,095	1,282,861
CONSOL Energy, Inc.	135,549	5,782,520
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Coal & Consumable Fuels - continued
International Coal Group, Inc. (a)	71,325	$ 325,955
Massey Energy Co.	356,120	18,621,515
PT Bumi Resources Tbk	2,253,000	557,673
SouthGobi Energy Resources Ltd. (a)(d)	2,700	42,674
		52,669,080
Integrated Oil & Gas - 10.6%
Marathon Oil Corp.	766,192	24,242,315
Occidental Petroleum Corp.	357,390	30,213,751
Suncor Energy, Inc.	166,500	5,415,554
		59,871,620
Oil & Gas Exploration & Production - 32.1%
Anadarko Petroleum Corp.	309,700	22,555,451
Apache Corp.	93,300	9,469,950
Brigham Exploration Co. (a)	93,800	1,496,110
Cabot Oil & Gas Corp.	343,459	12,639,291
Canadian Natural Resources Ltd.	57,100	4,226,693
Comstock Resources, Inc. (a)	80,149	2,548,738
Denbury Resources, Inc. (a)	190,300	3,210,361
EOG Resources, Inc.	19,469	1,809,449
EXCO Resources, Inc.	626,025	11,506,340
Mariner Energy, Inc. (a)	798	11,946
Newfield Exploration Co. (a)	127,426	6,632,523
Niko Resources Ltd.	13,000	1,386,795
OPTI Canada, Inc. (a)	118,500	240,384
Painted Pony Petroleum Ltd. Class A (a)	88,700	628,892
Petrobank Energy & Resources Ltd. (a)	19,300	1,057,081
Petrohawk Energy Corp. (a)	925,700	18,773,196
Range Resources Corp.	37,926	1,777,592
Southwestern Energy Co. (a)	636,400	25,914,208
Ultra Petroleum Corp. (a)	127,011	5,922,523
Whiting Petroleum Corp. (a)	136,866	11,064,247
XTO Energy, Inc.	795,064	37,511,120
		180,382,890
Oil & Gas Refining & Marketing - 5.5%
CVR Energy, Inc. (a)	32,300	282,625
Frontier Oil Corp.	408,444	5,513,994
Holly Corp.	207,568	5,793,223
Sunoco, Inc.	51,300	1,524,123
Tesoro Corp.	413,400	5,746,260
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Refining & Marketing - continued
Valero Energy Corp.	541,800	$ 10,673,460
World Fuel Services Corp. (c)	53,500	1,425,240
		30,958,925
Oil & Gas Storage & Transport - 0.1%
Atlas Pipeline Partners, LP	54,600	760,032
TOTAL OIL, GAS & CONSUMABLE FUELS		324,642,547
TOTAL COMMON STOCKS (Cost $526,476,668)		552,520,043
Convertible Bonds - 0.1%
Principal Amount
ELECTRICAL EQUIPMENT - 0.1%
Electrical Components & Equipment - 0.1%
SunPower Corp. 4.75% 4/15/14 (Cost $310,000)	$ 310,000	295,213
Money Market Funds - 4.1%
	Shares
Fidelity Cash Central Fund, 0.19% (e)	17,174,809	17,174,809
Fidelity Securities Lending Cash Central Fund, 0.20% (b)(e)	6,157,786	6,157,786
TOTAL MONEY MARKET FUNDS (Cost $23,332,595)		23,332,595
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $550,119,263)		576,147,851
NET OTHER ASSETS - (2.4)%		(13,468,776)
NET ASSETS - 100%		$ 562,679,075
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $42,674 or 0.0% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,842
Fidelity Securities Lending Cash Central Fund	78,092
Total	$ 81,934
Other Information

The following is a summary of the inputs used, as of March 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 552,520,043	$ 551,972,026	$ -	$ 548,017
Convertible Bonds	295,213	-	295,213	-
Money Market Funds	23,332,595	23,332,595	-	-
Total Investments in Securities:	$ 576,147,851	$ 575,304,621	$ 295,213	$ 548,017
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	147,764
Cost of Purchases	71,376
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	328,877
Transfers out of Level 3	-
Ending Balance	$ 548,017
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2010	$ 147,764

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. See Note 6 of the Notes to Financial Statements. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	78.5%
Switzerland	8.3%
Netherlands Antilles	7.1%
Canada	3.6%
Others (Individually Less Than 1%)	2.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Energy Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,829,380) - See accompanying schedule: Unaffiliated issuers (cost $526,786,668)	$ 552,815,256
Fidelity Central Funds (cost $23,332,595)	23,332,595
Total Investments (cost $550,119,263)		$ 576,147,851
Receivable for fund shares sold		99,729
Dividends receivable		370,095
Interest receivable		6,749
Distributions receivable from Fidelity Central Funds		13,831
Total assets		576,638,255

Liabilities
Payable to custodian bank	$ 1,012
Payable for investments purchased	7,241,434
Payable for fund shares redeemed	552,972
Other payables and accrued expenses	5,976
Collateral on securities loaned, at value	6,157,786
Total liabilities		13,959,180

Net Assets		$ 562,679,075
Net Assets consist of:
Paid in capital		$ 536,657,973
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		26,021,102
Net Assets, for 5,383,341 shares outstanding		$ 562,679,075
Net Asset Value, offering price and redemption price per share ($562,679,075 ÷ 5,383,341 shares)		$ 104.52

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Energy Central Fund
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2010 (Unaudited)

Investment Income
Dividends		$ 2,308,372
Interest		7,363
Income from Fidelity Central Funds		81,934
Total income		2,397,669

Expenses
Custodian fees and expenses	$ 8,075
Independent directors' compensation	1,392
Total expenses before reductions	9,467
Expense reductions	(1,392)	8,075
Net investment income (loss)		2,389,594
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	38,737,308
Foreign currency transactions	(39,615)
Total net realized gain (loss)		38,697,693
Change in net unrealized appreciation (depreciation) on: Investment securities	(20,717,600)
Assets and liabilities in foreign currencies	(6,102)
Total change in net unrealized appreciation (depreciation)		(20,723,702)
Net gain (loss)		17,973,991
Net increase (decrease) in net assets resulting from operations		$ 20,363,585

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2010 (Unaudited)	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,389,594	$ 5,619,758
Net realized gain (loss)	38,697,693	(178,533,488)
Change in net unrealized appreciation (depreciation)	(20,723,702)	126,930,970
Net increase (decrease) in net assets resulting from operations	20,363,585	(45,982,760)
Distributions to partners from net investment income	(2,254,041)	(5,510,033)
Affiliated share transactions Proceeds from sales of shares	90,188,191	119,889,603
Reinvestment of distributions	2,253,977	3,332,937
Cost of shares redeemed	(123,810,241)	(64,422,306)
Net increase (decrease) in net assets resulting from share transactions	(31,368,073)	58,800,234
Total increase (decrease) in net assets	(13,258,529)	7,307,441

Net Assets
Beginning of period	575,937,604	568,630,163
End of period	$ 562,679,075	$ 575,937,604
Other Information Shares
Sold	841,575	1,394,966
Issued in reinvestment of distributions	22,438	38,719
Redeemed	(1,291,045)	(770,373)
Net increase (decrease)	(427,032)	663,312

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007	2006 I
Selected Per-Share Data
Net asset value, beginning of period	$ 99.12	$ 110.48	$ 140.47	$ 97.16	$ 100.00
Income from Investment Operations
Net investment income (loss) D	.50	.92	1.18	1.22 H	.29
Net realized and unrealized gain (loss)	5.37	(11.37)	(29.99)	43.31	(2.85)
Total from investment operations	5.87	(10.45)	(28.81)	44.53	(2.56)
Distributions to partners from net investment income	(.47)	(.91)	(1.18)	(1.22)	(.28)
Net asset value, end of period	$ 104.52	$ 99.12	$ 110.48	$ 140.47	$ 97.16
Total Return B, C	5.94%	(9.19)%	(20.73)%	46.10%	(2.57)%
Ratios to Average Net Assets E, J
Expenses before reductions	-% A, G	.01%	.01%	-% G	-% G
Expenses net of fee waivers, if any	-% A, G	.01%	.01%	-% G	-% G
Expenses net of all reductions	-% A, G	.01%	.01%	-% G	-% G
Net investment income (loss)	.96% A	1.18%	.80%	1.05% H	.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 562,679	$ 575,938	$ 568,630	$ 740,091	$ 616,182
Portfolio turnover rate F	117% A	156%	108%	52%	12% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H Investment income per share reflects a special dividend which amounted to $.13 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .94%.

I For the period July 21, 2006 (commencement of operations) to September 30, 2006.

J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Financials Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	5.0	3.7
Morgan Stanley	5.0	5.1
Regions Financial Corp.	4.7	0.0
MasterCard, Inc. Class A	4.6	0.5
SunTrust Banks, Inc.	4.5	0.0
Charles Schwab Corp.	4.0	5.8
Bank of America Corp.	3.5	2.8
Citigroup, Inc.	3.3	0.0
McGraw-Hill Companies, Inc.	3.3	4.4
Genworth Financial, Inc. Class A	2.4	2.9
	40.3
Top Industries (% of fund's net assets)
As of March 31, 2010
Commercial Banks 29.5%
Capital Markets 27.4%
Diversified Financial Services 14.8%
Insurance 9.1%
IT Services 6.9%
All Others* 12.3%

As of September 30, 2009
Capital Markets 32.8%
Commercial Banks 15.8%
Diversified Financial Services 13.4%
Insurance 12.6%
IT Services 9.0%
All Others* 16.4%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Financials Central Fund

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
CAPITAL MARKETS - 27.4%
Asset Management & Custody Banks - 10.8%
AllianceBernstein Holding LP	317,200	$ 9,725,352
Bank of New York Mellon Corp.	275,326	8,502,067
EFG International	977,735	16,971,024
Franklin Resources, Inc.	164,176	18,207,118
Janus Capital Group, Inc.	183,181	2,617,656
Legg Mason, Inc.	214,567	6,151,636
Northern Trust Corp.	108,150	5,976,369
State Street Corp.	82,976	3,745,537
T. Rowe Price Group, Inc.	223,700	12,287,841
The Blackstone Group LP	502,000	7,028,000
U.S. Global Investments, Inc. Class A	151,300	1,496,357
		92,708,957
Investment Banking & Brokerage - 16.6%
Broadpoint Gleacher Securities Group, Inc. (a)	2,334,402	9,337,608
Charles Schwab Corp.	1,817,002	33,959,767
Evercore Partners, Inc. Class A	234,417	7,032,510
GFI Group, Inc.	1,703,124	9,844,057
Goldman Sachs Group, Inc.	48,290	8,239,723
Jefferies Group, Inc. (c)	357,548	8,463,161
MF Global Holdings Ltd. (a)	1,530,045	12,347,463
Morgan Stanley	1,452,500	42,543,725
TD Ameritrade Holding Corp. (a)	548,100	10,446,786
		142,214,800
TOTAL CAPITAL MARKETS		234,923,757
COMMERCIAL BANKS - 29.5%
Diversified Banks - 10.1%
Alpha Bank AE (a)	145,700	1,379,547
Banco Macro SA sponsored ADR	66,656	1,992,348
Barclays PLC Sponsored ADR	3,900	84,825
BBVA Banco Frances SA sponsored ADR (c)	388,820	2,861,715
China Citic Bank Corp. Ltd. Class H	25,378,400	19,023,381
China Merchants Bank Co. Ltd. (H Shares)	640,850	1,733,310
Comerica, Inc.	214,500	8,159,580
Industrial & Commercial Bank of China Ltd. (H Shares)	15,175,000	11,570,467
KB Financial Group, Inc. ADR (a)	19,511	935,748
Mizuho Financial Group, Inc.	3,453,800	6,827,965
National Bank of Greece SA (a)	400,100	8,052,185
National Bank of Greece SA sponsored ADR (c)	1,338,198	5,433,084
Common Stocks - continued
	Shares	Value
COMMERCIAL BANKS - CONTINUED
Diversified Banks - continued
Sumitomo Mitsui Financial Group, Inc.	397,400	$ 13,165,069
U.S. Bancorp, Delaware	188,700	4,883,556
Wells Fargo & Co.	11,889	369,986
		86,472,766
Regional Banks - 19.4%
1st Pacific Bancorp (a)	249,024	186,768
Atlantic Southern Financial Group, Inc. (a)(c)	75,837	122,856
Bancorp New Jersey, Inc.	12,850	174,760
BancTrust Financial Group, Inc. (c)	122,200	592,670
Bar Harbor Bankshares	5,900	179,950
Boston Private Financial Holdings, Inc.	153,700	1,132,769
Bridge Capital Holdings (a)	18,722	171,306
Cathay General Bancorp	73,500	856,275
Chicopee Bancorp, Inc. (a)	10,800	137,160
Citizens Banking Corp., Michigan (a)	7,875,418	9,292,993
CoBiz, Inc. (c)	1,283,992	7,999,270
Evans Bancorp, Inc.	11,472	175,177
Fifth Third Bancorp	571,800	7,770,762
First Bancorp, Puerto Rico (c)	458,700	1,105,467
First Interstate Bancsystem, Inc.	195,000	3,168,750
Frontier Financial Corp. (a)(c)	189,402	367,440
Glacier Bancorp, Inc.	610,717	9,301,220
Huntington Bancshares, Inc.	330,700	1,775,859
KeyCorp	108,578	841,480
Landmark Bancorp, Inc.	4,836	87,048
MidWestOne Financial Group, Inc.	14,700	173,313
Monroe Bancorp	22,400	151,200
Nara Bancorp, Inc. (a)	172,861	1,514,262
Oriental Financial Group, Inc.	208,782	2,818,557
PNC Financial Services Group, Inc.	7,290	435,213
Preferred Bank, Los Angeles California (a)(c)	84,900	115,464
Regions Financial Corp.	5,141,632	40,361,811
Salisbury Bancorp, Inc.	6,200	153,078
Savannah Bancorp, Inc.	9,176	97,633
Smithtown Bancorp, Inc. (c)	157,300	649,649
Southwest Bancorp, Inc., Oklahoma	35,800	296,066
Sterling Bancshares, Inc.	334,100	1,864,278
Sun Bancorp, Inc., New Jersey	92,400	364,056
SunTrust Banks, Inc.	1,433,876	38,413,538
SVB Financial Group (a)	201,252	9,390,418
Common Stocks - continued
	Shares	Value
COMMERCIAL BANKS - CONTINUED
Regional Banks - continued
Synovus Financial Corp. (c)	816,200	$ 2,685,298
Tamalpais Bancorp (a)(c)	101,380	44,607
Umpqua Holdings Corp.	481,484	6,384,478
United Security Bancshares, California	28,615	141,644
Valley National Bancorp	110,000	1,690,700
W Holding Co., Inc. (a)(c)	37,100	371,371
Washington Trust Bancorp, Inc.	13,100	244,184
West Bancorp., Inc.	32,000	210,560
Wintrust Financial Corp.	327,922	12,201,978
		166,213,336
TOTAL COMMERCIAL BANKS		252,686,102
CONSUMER FINANCE - 1.9%
Consumer Finance - 1.9%
Promise Co. Ltd. (a)(c)	125,500	1,166,757
SLM Corp. (a)	1,213,624	15,194,572
		16,361,329
DIVERSIFIED FINANCIAL SERVICES - 14.8%
Other Diversified Financial Services - 11.8%
Bank of America Corp.	1,686,083	30,096,582
Citigroup, Inc. (a)	6,974,921	28,248,430
JPMorgan Chase & Co.	953,219	42,656,548
		101,001,560
Specialized Finance - 3.0%
BM&F BOVESPA SA	43,400	291,326
CME Group, Inc.	23,100	7,302,141
JSE Ltd.	73,000	649,428
Moody's Corp. (c)	570,736	16,979,396
		25,222,291
TOTAL DIVERSIFIED FINANCIAL SERVICES		126,223,851
HOTELS, RESTAURANTS & LEISURE - 0.2%
Casinos & Gaming - 0.2%
Wynn Macau Ltd.	1,187,600	1,713,124
Common Stocks - continued
	Shares	Value
INSURANCE - 9.1%
Insurance Brokers - 0.1%
Aon Corp.	11,200	$ 478,352
Life & Health Insurance - 0.2%
Primerica, Inc.	2,700	40,500
Symetra Financial Corp.	139,194	1,834,577
		1,875,077
Multi-Line Insurance - 3.7%
Assurant, Inc.	130,196	4,476,138
Genworth Financial, Inc. Class A (a)	1,130,100	20,726,034
Hartford Financial Services Group, Inc.	240,680	6,840,126
		32,042,298
Property & Casualty Insurance - 3.6%
CNA Financial Corp. (a)	214,189	5,723,130
The First American Corp.	493,182	16,689,279
XL Capital Ltd. Class A	433,311	8,189,578
		30,601,987
Reinsurance - 1.5%
Everest Re Group Ltd.	123,272	9,976,403
Platinum Underwriters Holdings Ltd.	73,700	2,732,796
		12,709,199
TOTAL INSURANCE		77,706,913
INTERNET SOFTWARE & SERVICES - 0.8%
Internet Software & Services - 0.8%
China Finance Online Co. Ltd. ADR (a)	879,525	6,895,476
IT SERVICES - 6.9%
Data Processing & Outsourced Services - 6.8%
Euronet Worldwide, Inc. (a)	440,359	8,115,816
MasterCard, Inc. Class A	155,697	39,547,038
MoneyGram International, Inc. (a)	2,749,853	10,476,940
		58,139,794
IT Consulting & Other Services - 0.1%
Satyam Computer Services Ltd. sponsored ADR (a)(c)	191,000	997,020
TOTAL IT SERVICES		59,136,814
Common Stocks - continued
	Shares	Value
MEDIA - 3.5%
Advertising - 0.2%
SearchMedia Holdings Ltd. (a)	400,100	$ 1,884,471
Publishing - 3.3%
McGraw-Hill Companies, Inc.	780,706	27,832,169
TOTAL MEDIA		29,716,640
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.3%
Diversified Real Estate Activities - 0.3%
Mitsubishi Estate Co. Ltd.	168,000	2,753,189
Real Estate Development - 1.0%
Central China Real Estate Ltd.	9,474,000	2,501,426
Xinyuan Real Estate Co. Ltd. ADR (a)	1,452,244	5,765,409
		8,266,835
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		11,020,024
SPECIALTY RETAIL - 0.1%
Home Improvement Retail - 0.1%
Home Depot, Inc.	33,526	1,084,566
THRIFTS & MORTGAGE FINANCE - 0.8%
Thrifts & Mortgage Finance - 0.8%
BofI Holding, Inc. (a)	80,315	1,118,788
Cheviot Financial Corp.	60,208	555,118
First Financial Northwest, Inc.	23,500	160,505
Mayflower Bancorp, Inc.	7,271	58,895
Meridian Interstate Bancorp, Inc. (a)	76,427	794,841
Ocean Shore Holding Co.	76,215	815,501
Osage Bancshares, Inc.	38,031	351,787
Park Bancorp, Inc. (a)	148	829
United Western Bancorp, Inc.	546,750	836,528
Washington Federal, Inc.	120,477	2,448,093
Washington Mutual, Inc. (a)	219,328	37,724
		7,178,609
TOTAL COMMON STOCKS (Cost $769,330,468)		824,647,205
Convertible Preferred Stocks - 0.0%
	Shares	Value
COMMERCIAL BANKS - 0.0%
Regional Banks - 0.0%
UCBH Holdings, Inc. Series B, 8.50%	100	$ 850
THRIFTS & MORTGAGE FINANCE - 0.0%
Thrifts & Mortgage Finance - 0.0%
Fannie Mae 8.75% (a)	225,600	354,192
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $585,932)		355,042
Money Market Funds - 4.3%

Fidelity Cash Central Fund, 0.19% (d)	12,986,785	12,986,785
Fidelity Securities Lending Cash Central Fund, 0.20% (b)(d)	23,868,320	23,868,320
TOTAL MONEY MARKET FUNDS (Cost $36,855,105)		36,855,105
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $806,771,505)		861,857,352
NET OTHER ASSETS - (0.6)%		(5,490,315)
NET ASSETS - 100%		$ 856,367,037
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,984
Fidelity Securities Lending Cash Central Fund	88,744
Total	$ 100,728
Other Information

The following is a summary of the inputs used, as of March 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 824,647,205	$ 800,693,725	$ 23,953,480	$ -
Convertible Preferred Stocks	355,042	-	355,042	-
Money Market Funds	36,855,105	36,855,105	-	-
Total Investments in Securities:	$ 861,857,352	$ 837,548,830	$ 24,308,522	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	85.3%
China	4.6%
Japan	2.7%
Switzerland	2.0%
Greece	1.7%
Bermuda	1.5%
Cayman Islands	1.4%
Others (Individually Less Than 1%)	0.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Financials Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $22,867,391) - See accompanying schedule: Unaffiliated issuers (cost $769,916,400)	$ 825,002,247
Fidelity Central Funds (cost $36,855,105)	36,855,105
Total Investments (cost $806,771,505)		$ 861,857,352
Cash		36
Receivable for investments sold		54,605,633
Receivable for fund shares sold		305,610
Dividends receivable		859,432
Distributions receivable from Fidelity Central Funds		21,793
Total assets		917,649,856

Liabilities
Payable for investments purchased	$ 36,457,148
Payable for fund shares redeemed	937,904
Other payables and accrued expenses	19,447
Collateral on securities loaned, at value	23,868,320
Total liabilities		61,282,819

Net Assets		$ 856,367,037
Net Assets consist of:
Paid in capital		$ 801,281,789
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		55,085,248
Net Assets, for 13,336,652 shares outstanding		$ 856,367,037
Net Asset Value, offering price and redemption price per share ($856,367,037 ÷ 13,336,652 shares)		$ 64.21

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Financials Central Fund
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2010 (Unaudited)

Investment Income
Dividends		$ 3,323,927
Interest		90
Income from Fidelity Central Funds		100,728
Total income		3,424,745

Expenses
Custodian fees and expenses	$ 29,315
Independent directors' compensation	1,892
Interest	743
Total expenses before reductions	31,950
Expense reductions	(1,892)	30,058
Net investment income (loss)		3,394,687
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	122,298,235
Foreign currency transactions	247,695
Capital gains distributions from Fidelity Central Funds	1,776
Total net realized gain (loss)		122,547,706
Change in net unrealized appreciation (depreciation) on: Investment securities	(55,522,981)
Assets and liabilities in foreign currencies	(7,163)
Total change in net unrealized appreciation (depreciation)		(55,530,144)
Net gain (loss)		67,017,562
Net increase (decrease) in net assets resulting from operations		$ 70,412,249

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2010 (Unaudited)	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,394,687	$ 17,778,497
Net realized gain (loss)	122,547,706	(285,393,886)
Change in net unrealized appreciation (depreciation)	(55,530,144)	183,485,181
Net increase (decrease) in net assets resulting from operations	70,412,249	(84,130,208)
Distributions to partners from net investment income	(2,459,937)	(16,689,131)
Affiliated share transactions Proceeds from sales of shares	136,660,925	90,963,476
Reinvestment of distributions	2,459,884	16,688,937
Cost of shares redeemed	(122,749,508)	(63,896,558)
Net increase (decrease) in net assets resulting from share transactions	16,371,301	43,755,855
Total increase (decrease) in net assets	84,323,613	(57,063,484)

Net Assets
Beginning of period	772,043,424	829,106,908
End of period	$ 856,367,037	$ 772,043,424
Other Information Shares
Sold	2,200,926	1,675,102
Issued in reinvestment of distributions	42,057	381,328
Redeemed	(2,173,422)	(1,377,349)
Net increase (decrease)	69,561	679,081

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007	2006 H
Selected Per-Share Data
Net asset value, beginning of period	$ 58.19	$ 65.86	$ 110.86	$ 107.96	$ 100.00
Income from Investment Operations
Net investment income (loss) D	.29	1.34	2.54	2.56	.47
Net realized and unrealized gain (loss)	5.94	(7.75)	(44.85)	2.87	7.95
Total from investment operations	6.23	(6.41)	(42.31)	5.43	8.42
Distributions to partners from net investment income	(.21)	(1.26)	(2.69)	(2.53)	(.46)
Net asset value, end of period	$ 64.21	$ 58.19	$ 65.86	$ 110.86	$ 107.96
Total Return B, C	10.74%	(9.08)%	(38.65)%	5.01%	8.43%
Ratios to Average Net Assets E, I
Expenses before reductions	.01% A	.01%	-% G	-% G	-% G
Expenses net of fee waivers, if any	.01% A	.01%	-% G	-% G	-% G
Expenses net of all reductions	.01% A	.01%	-% G	-% G	-% G
Net investment income (loss)	.99% A	2.91%	2.96%	2.25%	.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 856,367	$ 772,043	$ 829,107	$ 1,324,911	$ 1,531,468
Portfolio turnover rate F	307% A	308%	53%	35%	4% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H For the period July 21, 2006 (commencement of operations) to September 30, 2006.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Health Care Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Pfizer, Inc.	5.7	7.6
Medco Health Solutions, Inc.	5.3	5.3
Covidien PLC	4.9	5.8
Express Scripts, Inc.	4.8	3.7
Merck & Co., Inc.	4.1	3.9
Illumina, Inc.	3.3	3.4
Allergan, Inc.	3.2	5.0
C. R. Bard, Inc.	3.1	2.2
Biogen Idec, Inc.	3.0	3.1
Covance, Inc.	2.2	0.2
	39.6
Top Industries (% of fund's net assets)
As of March 31, 2010
Pharmaceuticals 22.9%
Health Care Providers & Services 21.8%
Health Care Equipment & Supplies 19.2%
Biotechnology 15.8%
Life Sciences Tools & Services 11.2%
All Others* 9.1%

As of September 30, 2009
Pharmaceuticals 25.5%
Health Care Equipment & Supplies 21.0%
Health Care Providers & Services 20.2%
Biotechnology 14.0%
Life Sciences Tools & Services 10.3%
All Others* 9.0%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Health Care Central Fund

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
BIOTECHNOLOGY - 15.8%
Biotechnology - 15.8%
Acorda Therapeutics, Inc. (a)	102,210	$ 3,495,582
Affymax, Inc. (a)	56,700	1,328,481
Alexion Pharmaceuticals, Inc. (a)	128,157	6,967,896
Allos Therapeutics, Inc. (a)	225,200	1,673,236
Alnylam Pharmaceuticals, Inc. (a)(c)	81,074	1,379,879
Amgen, Inc. (a)	191,610	11,450,614
Anadys Pharmaceuticals, Inc. (a)	194,220	493,319
ARIAD Pharmaceuticals, Inc. (a)(c)	753,805	2,562,937
AVEO Pharmaceuticals, Inc.	38,800	349,200
Biogen Idec, Inc. (a)	349,789	20,063,897
BioMarin Pharmaceutical, Inc. (a)	461,471	10,784,577
Cephalon, Inc. (a)	63,326	4,292,236
Dendreon Corp. (a)(c)	62,700	2,286,669
Genzyme Corp. (a)	37,613	1,949,482
Gilead Sciences, Inc. (a)	73,724	3,352,968
Human Genome Sciences, Inc. (a)	89,500	2,702,900
Incyte Corp. (a)(c)	465,699	6,501,158
InterMune, Inc. (a)	55,539	2,475,373
Ironwood Pharmaceuticals, Inc. Class A	78,700	1,064,024
Keryx Biopharmaceuticals, Inc. (a)(c)	337,700	925,298
Micromet, Inc. (a)(c)	142,061	1,147,853
Myriad Genetics, Inc. (a)	129,455	3,113,393
Neurocrine Biosciences, Inc. (a)	324,900	828,495
PDL BioPharma, Inc. (c)	441,152	2,739,554
Protalix BioTherapeutics, Inc. (a)(c)	239,531	1,571,323
Seattle Genetics, Inc. (a)	126,600	1,511,604
Targacept, Inc. (a)	119,580	2,350,943
United Therapeutics Corp. (a)	110,500	6,113,965
ZIOPHARM Oncology, Inc. (a)	215,800	1,096,264
		106,573,120
CHEMICALS - 1.0%
Fertilizers & Agricultural Chemicals - 1.0%
Monsanto Co.	90,423	6,458,011
DIVERSIFIED CONSUMER SERVICES - 0.5%
Specialized Consumer Services - 0.5%
Carriage Services, Inc. (a)	322,000	1,477,980
Stewart Enterprises, Inc. Class A	258,420	1,615,125
		3,093,105
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - 1.9%
Electronic Equipment & Instruments - 1.9%
Agilent Technologies, Inc. (a)	368,476	$ 12,671,890
HEALTH CARE EQUIPMENT & SUPPLIES - 19.2%
Health Care Equipment - 17.3%
ArthroCare Corp. (a)	116,279	3,455,812
Baxter International, Inc.	73,665	4,287,303
C. R. Bard, Inc.	243,160	21,062,519
CareFusion Corp. (a)	320,200	8,462,886
Conceptus, Inc. (a)(c)	112,086	2,237,237
Covidien PLC	652,592	32,812,326
Edwards Lifesciences Corp. (a)	125,503	12,409,737
ev3, Inc. (a)	250,143	3,967,268
HeartWare International, Inc. (a)	45,455	2,021,384
HeartWare International, Inc. CDI unit (a)	867,592	1,106,582
Micrus Endovascular Corp. (a)	210,349	4,148,082
Nobel Biocare Holding AG (Switzerland)	141,850	3,794,148
NuVasive, Inc. (a)(c)	127,000	5,740,400
Orthofix International NV (a)	73,338	2,668,036
Orthovita, Inc. (a)	967,510	4,121,593
Osmetech PLC (a)	19,118,558	522,344
William Demant Holding AS (a)	29,478	2,085,991
Wright Medical Group, Inc. (a)	112,309	1,995,731
		116,899,379
Health Care Supplies - 1.9%
AGA Medical Holdings, Inc.	66,300	1,077,375
Cooper Companies, Inc.	179,406	6,975,305
Inverness Medical Innovations, Inc. (a)(c)	37,300	1,452,835
RTI Biologics, Inc. (a)	753,677	3,263,421
		12,768,936
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		129,668,315
HEALTH CARE PROVIDERS & SERVICES - 21.8%
Health Care Distributors & Services - 2.0%
Henry Schein, Inc. (a)	176,800	10,413,520
Profarma Distribuidora de Produtos Farmaceuticos SA	202,500	2,104,975
Sinopharm Group Co. Ltd. Class H (c)	308,000	1,384,448
		13,902,943
Health Care Facilities - 2.4%
Emeritus Corp. (a)	123,849	2,520,327
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Health Care Facilities - continued
Hanger Orthopedic Group, Inc. (a)	265,177	$ 4,820,918
LCA-Vision, Inc. (a)	123,269	1,025,598
Medcath Corp. (a)	182,900	1,914,963
Sunrise Senior Living, Inc. (a)(c)	422,130	2,161,306
Universal Health Services, Inc. Class B	100,800	3,537,072
		15,980,184
Health Care Services - 11.4%
Emergency Medical Services Corp. Class A (a)	28,800	1,628,640
Express Scripts, Inc. (a)	316,812	32,238,789
Health Grades, Inc. (a)	374,246	2,380,205
LHC Group, Inc. (a)	60,600	2,031,918
Medco Health Solutions, Inc. (a)	552,618	35,677,018
RehabCare Group, Inc. (a)	111,300	3,035,151
		76,991,721
Managed Health Care - 6.0%
Aetna, Inc.	240,667	8,449,818
CIGNA Corp.	368,406	13,476,291
Health Net, Inc. (a)	128,600	3,198,282
UnitedHealth Group, Inc.	203,600	6,651,612
WellPoint, Inc. (a)	136,900	8,813,622
		40,589,625
TOTAL HEALTH CARE PROVIDERS & SERVICES		147,464,473
HEALTH CARE TECHNOLOGY - 4.0%
Health Care Technology - 4.0%
Allscripts-Misys Healthcare Solutions, Inc. (a)	450,043	8,802,841
Cerner Corp. (a)	117,767	10,017,261
Computer Programs & Systems, Inc.	81,180	3,172,514
Phase Forward, Inc. (a)	220,386	2,880,445
Quality Systems, Inc.	36,300	2,230,272
		27,103,333
INTERNET SOFTWARE & SERVICES - 0.5%
Internet Software & Services - 0.5%
WebMD Health Corp. (a)	76,975	3,570,101
LIFE SCIENCES TOOLS & SERVICES - 11.2%
Life Sciences Tools & Services - 11.2%
Covance, Inc. (a)	243,200	14,930,048
Common Stocks - continued
	Shares	Value
LIFE SCIENCES TOOLS & SERVICES - CONTINUED
Life Sciences Tools & Services - continued
ICON PLC sponsored ADR (a)	147,400	$ 3,891,360
Illumina, Inc. (a)(c)	575,390	22,382,671
Life Technologies Corp. (a)	147,383	7,703,709
PAREXEL International Corp. (a)	295,532	6,888,851
PerkinElmer, Inc.	294,700	7,043,330
QIAGEN NV (a)(c)	567,901	13,056,044
		75,896,013
PHARMACEUTICALS - 22.9%
Pharmaceuticals - 22.9%
Abbott Laboratories	141,282	7,442,736
Allergan, Inc.	331,628	21,661,941
Ardea Biosciences, Inc. (a)	184,400	3,367,144
Cadence Pharmaceuticals, Inc. (a)(c)	227,009	2,072,592
Hikma Pharmaceuticals PLC	151,345	1,451,824
King Pharmaceuticals, Inc. (a)	618,500	7,273,560
Merck & Co., Inc.	736,870	27,522,095
Optimer Pharmaceuticals, Inc. (a)(c)	131,601	1,616,060
Perrigo Co.	74,244	4,359,608
Pfizer, Inc.	2,254,192	38,659,393
Piramal Healthcare Ltd.	99,952	947,013
Pronova BioPharma ASA (a)	516,200	1,659,123
Sanofi-Aventis sponsored ADR	236,800	8,846,848
Shire PLC sponsored ADR (c)	157,800	10,408,488
Teva Pharmaceutical Industries Ltd. sponsored ADR	100,429	6,335,061
Valeant Pharmaceuticals International (a)	195,800	8,401,778
ViroPharma, Inc. (a)	183,621	2,502,754
		154,528,018
TOTAL COMMON STOCKS (Cost $553,859,399)		667,026,379
Money Market Funds - 9.0%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (d)	6,539,376	$ 6,539,376
Fidelity Securities Lending Cash Central Fund, 0.20% (b)(d)	54,362,581	54,362,581
TOTAL MONEY MARKET FUNDS (Cost $60,901,957)		60,901,957
TOTAL INVESTMENT PORTFOLIO - 107.8% (Cost $614,761,356)		727,928,336
NET OTHER ASSETS - (7.8)%		(52,780,362)
NET ASSETS - 100%		$ 675,147,974
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,745
Fidelity Securities Lending Cash Central Fund	47,528
Total	$ 52,273
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.8%
Ireland	5.5%
Netherlands	1.9%
Bailiwick of Jersey	1.5%
France	1.3%
Others (Individually Less Than 1%)	3.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Health Care Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $52,556,536) - See accompanying schedule: Unaffiliated issuers (cost $553,859,399)	$ 667,026,379
Fidelity Central Funds (cost $60,901,957)	60,901,957
Total Investments (cost $614,761,356)		$ 727,928,336
Cash		121,699
Receivable for investments sold		3,626,795
Receivable for fund shares sold		48,061
Dividends receivable		694,891
Distributions receivable from Fidelity Central Funds		17,362
Other receivables		66,262
Total assets		732,503,406

Liabilities
Payable for investments purchased	$ 2,334,964
Payable for fund shares redeemed	644,870
Other payables and accrued expenses	13,017
Collateral on securities loaned, at value	54,362,581
Total liabilities		57,355,432

Net Assets		$ 675,147,974
Net Assets consist of:
Paid in capital		$ 561,978,186
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		113,169,788
Net Assets, for 5,839,400 shares outstanding		$ 675,147,974
Net Asset Value, offering price and redemption price per share ($675,147,974 ÷ 5,839,400 shares)		$ 115.62

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2010 (Unaudited)

Investment Income
Dividends		$ 2,365,444
Interest		6,618
Income from Fidelity Central Funds		52,273
Total income		2,424,335

Expenses
Custodian fees and expenses	$ 23,201
Independent directors' compensation	1,611
Total expenses before reductions	24,812
Expense reductions	(1,611)	23,201
Net investment income (loss)		2,401,134
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	38,238,512
Foreign currency transactions	18,671
Total net realized gain (loss)		38,257,183
Change in net unrealized appreciation (depreciation) on: Investment securities	36,762,984
Assets and liabilities in foreign currencies	2,918
Total change in net unrealized appreciation (depreciation)		36,765,902
Net gain (loss)		75,023,085
Net increase (decrease) in net assets resulting from operations		$ 77,424,219

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Health Care Central Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2010 (Unaudited)	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,401,134	$ 8,024,072
Net realized gain (loss)	38,257,183	(88,083,287)
Change in net unrealized appreciation (depreciation)	36,765,902	95,154,070
Net increase (decrease) in net assets resulting from operations	77,424,219	15,094,855
Distributions to partners from net investment income	(2,328,084)	(8,013,779)
Affiliated share transactions Proceeds from sales of shares	89,595,985	60,726,264
Reinvestment of distributions	2,328,034	8,013,689
Cost of shares redeemed	(163,466,088)	(72,400,239)
Net increase (decrease) in net assets resulting from share transactions	(71,542,069)	(3,660,286)
Total increase (decrease) in net assets	3,554,066	3,420,790

Net Assets
Beginning of period	671,593,908	668,173,118
End of period	$ 675,147,974	$ 671,593,908
Other Information Shares
Sold	791,408	682,954
Issued in reinvestment of distributions	21,454	96,654
Redeemed	(1,622,908)	(838,148)
Net increase (decrease)	(810,046)	(58,540)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007	2006 H
Selected Per-Share Data
Net asset value, beginning of period	$ 101.00	$ 99.61	$ 119.65	$ 106.16	$ 100.00
Income from Investment Operations
Net investment income (loss) D	.45	1.15	1.13	1.41	.35
Net realized and unrealized gain (loss)	14.60	1.39	(20.05)	13.52	6.15
Total from investment operations	15.05	2.54	(18.92)	14.93	6.50
Distributions to partners from net investment income	(.43)	(1.15)	(1.12)	(1.44)	(.34)
Net asset value, end of period	$ 115.62	$ 101.00	$ 99.61	$ 119.65	$ 106.16
Total Return B, C	14.93%	2.81%	(15.90)%	14.18%	6.50%
Ratios to Average Net Assets E, I
Expenses before reductions	.01% A	.01%	.01%	.01%	-% G
Expenses net of fee waivers, if any	.01% A	.01%	.01%	.01%	-% G
Expenses net of all reductions	.01% A	.01%	.01%	.01%	-% G
Net investment income (loss)	.84% A	1.36%	1.01%	1.26%	.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 675,148	$ 671,594	$ 668,173	$ 800,102	$ 860,466
Portfolio turnover rate F	121% A	185%	137%	113%	27% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H For the period July 21, 2006 (commencement of operations) to September 30, 2006.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Industrials Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	8.2	3.5
United Technologies Corp.	6.0	6.4
Union Pacific Corp.	4.3	4.5
3M Co.	4.0	4.3
Ingersoll-Rand Co. Ltd.	3.6	3.2
Honeywell International, Inc.	3.5	3.9
Danaher Corp.	3.2	3.0
Cummins, Inc.	2.3	2.9
Deere & Co.	2.2	1.7
The Boeing Co.	2.2	0.0
	39.5
Top Industries (% of fund's net assets)
As of March 31, 2010
Machinery 22.9%
Aerospace & Defense 19.8%
Industrial Conglomerates 14.6%
Road & Rail 11.0%
Electrical Equipment 5.7%
All Others* 26.0%

As of September 30, 2009
Aerospace & Defense 18.5%
Machinery 17.0%
Road & Rail 13.4%
Industrial Conglomerates 11.6%
Electrical Equipment 7.3%
All Others* 32.2%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Industrials Central Fund

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
AEROSPACE & DEFENSE - 19.8%
Aerospace & Defense - 19.8%
BE Aerospace, Inc. (a)	131,732	$ 4,011,239
DigitalGlobe, Inc.	91,892	2,568,381
Goodrich Corp.	74,300	5,239,636
Honeywell International, Inc.	462,470	20,936,017
Precision Castparts Corp.	95,934	12,155,797
Raytheon Co.	218,422	12,476,265
Spirit AeroSystems Holdings, Inc. Class A (a)	304,150	7,111,027
The Boeing Co.	182,400	13,244,064
TransDigm Group, Inc.	23,640	1,253,866
Triumph Group, Inc.	56,196	3,938,778
United Technologies Corp.	496,800	36,569,448
		119,504,518
AUTO COMPONENTS - 1.5%
Auto Parts & Equipment - 1.5%
ArvinMeritor, Inc. (a)	109,100	1,456,485
BorgWarner, Inc. (a)	70,618	2,696,195
Johnson Controls, Inc.	90,478	2,984,869
Stoneridge, Inc. (a)	168,720	1,668,641
		8,806,190
BEVERAGES - 0.2%
Soft Drinks - 0.2%
Heckmann Corp. (a)	223,700	1,297,460
BUILDING PRODUCTS - 4.8%
Building Products - 4.8%
AAON, Inc.	55,107	1,246,520
Armstrong World Industries, Inc. (a)	91,219	3,312,162
Lennox International, Inc.	117,766	5,219,389
Masco Corp.	830,770	12,893,550
Owens Corning (a)	237,280	6,036,403
		28,708,024
COMMERCIAL SERVICES & SUPPLIES - 4.4%
Diversified Support Services - 0.5%
Cintas Corp.	105,599	2,966,276
Schawk, Inc. Class A	20,500	371,665
		3,337,941
Environmental & Facility Services - 1.7%
Casella Waste Systems, Inc. Class A (a)	354,622	1,783,749
Common Stocks - continued
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - CONTINUED
Environmental & Facility Services - continued
Republic Services, Inc.	159,966	$ 4,642,213
RINO International Corp. (a)(c)	154,650	3,669,845
		10,095,807
Office Services & Supplies - 1.5%
Avery Dennison Corp.	155,900	5,676,319
United Stationers, Inc. (a)	54,100	3,183,785
		8,860,104
Security & Alarm Services - 0.7%
The Brink's Co.	152,576	4,307,220
TOTAL COMMERCIAL SERVICES & SUPPLIES		26,601,072
CONSTRUCTION & ENGINEERING - 4.9%
Construction & Engineering - 4.9%
Fluor Corp.	202,910	9,437,344
Jacobs Engineering Group, Inc. (a)	186,823	8,442,531
KBR, Inc.	272,971	6,049,037
MasTec, Inc. (a)	310,300	3,912,883
MYR Group, Inc. (a)	115,957	1,891,259
		29,733,054
ELECTRICAL EQUIPMENT - 5.7%
Electrical Components & Equipment - 5.7%
Acuity Brands, Inc. (c)	88,119	3,719,503
AMETEK, Inc.	157,850	6,544,461
Cooper Industries PLC Class A	131,350	6,296,919
Fushi Copperweld, Inc. (a)	456,713	5,124,320
General Cable Corp. (a)(c)	110,600	2,986,200
Regal-Beloit Corp.	114,437	6,798,702
Zumtobel AG (a)	139,341	2,804,298
		34,274,403
ELECTRONIC EQUIPMENT & COMPONENTS - 2.3%
Electronic Components - 0.3%
Omron Corp.	85,200	1,981,739
Electronic Equipment & Instruments - 0.8%
Agilent Technologies, Inc. (a)	86,269	2,966,791
Keyence Corp.	6,500	1,556,266
		4,523,057
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - CONTINUED
Electronic Manufacturing Services - 0.5%
Tyco Electronics Ltd.	103,100	$ 2,833,188
Technology Distributors - 0.7%
Anixter International, Inc. (a)	94,042	4,405,868
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		13,743,852
HOUSEHOLD DURABLES - 1.9%
Homebuilding - 0.2%
PDG Realty S.A. Empreendimentos e Participacoes	145,600	1,218,006
Household Appliances - 1.7%
Stanley Black & Decker, Inc.	178,505	10,247,972
TOTAL HOUSEHOLD DURABLES		11,465,978
INDUSTRIAL CONGLOMERATES - 14.6%
Industrial Conglomerates - 14.6%
3M Co.	288,800	24,135,016
Carlisle Companies, Inc.	90,600	3,451,860
General Electric Co.	2,713,729	49,389,867
Textron, Inc. (c)	304,103	6,456,107
Tyco International Ltd.	120,675	4,615,819
		88,048,669
IT SERVICES - 0.3%
Data Processing & Outsourced Services - 0.3%
Hewitt Associates, Inc. Class A (a)	44,353	1,764,362
MACHINERY - 22.9%
Construction & Farm Machinery & Heavy Trucks - 10.0%
Bucyrus International, Inc. Class A	91,156	6,015,384
Caterpillar, Inc.	94,000	5,907,900
Cummins, Inc.	224,158	13,886,588
Deere & Co.	224,000	13,319,040
Joy Global, Inc.	40,400	2,286,640
Navistar International Corp. (a)	134,803	6,029,738
PACCAR, Inc.	271,400	11,762,476
Sany Heavy Equipment International Holdings Co. Ltd.	1,187,500	1,330,618
		60,538,384
Industrial Machinery - 12.9%
Altra Holdings, Inc. (a)	229,979	3,157,612
Barnes Group, Inc.	183,886	3,576,583
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Industrial Machinery - continued
Danaher Corp.	245,700	$ 19,633,887
Ingersoll-Rand Co. Ltd.	627,400	21,877,438
Kennametal, Inc.	150,200	4,223,624
NSK Ltd.	391,000	3,092,484
SmartHeat, Inc. (a)	177,152	1,902,612
SPX Corp.	97,600	6,472,832
The Weir Group PLC	115,300	1,636,326
Timken Co.	193,200	5,797,932
TriMas Corp. (a)	377,717	2,451,383
Weg SA	379,400	4,073,951
		77,896,664
TOTAL MACHINERY		138,435,048
MARINE - 0.3%
Marine - 0.3%
Ultrapetrol (Bahamas) Ltd. (a)	370,579	2,034,479
PROFESSIONAL SERVICES - 2.3%
Human Resource & Employment Services - 0.7%
Manpower, Inc.	73,833	4,217,341
Research & Consulting Services - 1.6%
CRA International, Inc. (a)	70,732	1,621,177
Equifax, Inc.	172,160	6,163,328
ICF International, Inc. (a)	82,300	2,044,332
		9,828,837
TOTAL PROFESSIONAL SERVICES		14,046,178
ROAD & RAIL - 11.0%
Railroads - 8.4%
America Latina Logistica SA unit	285,000	2,605,257
CSX Corp.	216,739	11,032,015
Norfolk Southern Corp.	191,900	10,725,291
Union Pacific Corp.	355,819	26,081,533
		50,444,096
Trucking - 2.6%
Arkansas Best Corp.	60,700	1,813,716
Avis Budget Group, Inc. (a)(c)	571,237	6,569,226
Con-way, Inc.	60,600	2,128,272
Common Stocks - continued
	Shares	Value
ROAD & RAIL - CONTINUED
Trucking - continued
Hertz Global Holdings, Inc. (a)(c)	296,000	$ 2,957,040
Saia, Inc. (a)	153,084	2,124,806
		15,593,060
TOTAL ROAD & RAIL		66,037,156
TRADING COMPANIES & DISTRIBUTORS - 2.5%
Trading Companies & Distributors - 2.5%
Interline Brands, Inc. (a)	220,895	4,227,930
Rush Enterprises, Inc. Class A (a)	837,393	11,061,962
		15,289,892
TOTAL COMMON STOCKS (Cost $532,166,103)		599,790,335
Money Market Funds - 3.1%

Fidelity Cash Central Fund, 0.19% (d)	2,088,964	2,088,964
Fidelity Securities Lending Cash Central Fund, 0.20% (b)(d)	16,825,225	16,825,225
TOTAL MONEY MARKET FUNDS (Cost $18,914,189)		18,914,189
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $551,080,292)		618,704,524
NET OTHER ASSETS - (2.5)%		(14,928,445)
NET ASSETS - 100%		$ 603,776,079
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,891
Fidelity Securities Lending Cash Central Fund	123,247
Total	$ 129,138
Other Information

The following is a summary of the inputs used, as of March 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 599,790,335	$ 593,159,846	$ 6,630,489	$ -
Money Market Funds	18,914,189	18,914,189	-	-
Total Investments in Securities:	$ 618,704,524	$ 612,074,035	$ 6,630,489	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Industrials Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $16,397,889) - See accompanying schedule: Unaffiliated issuers (cost $532,166,103)	$ 599,790,335
Fidelity Central Funds (cost $18,914,189)	18,914,189
Total Investments (cost $551,080,292)		$ 618,704,524
Receivable for investments sold		11,783,262
Receivable for fund shares sold		42,461
Dividends receivable		647,215
Distributions receivable from Fidelity Central Funds		85,025
Total assets		631,262,487

Liabilities
Payable to custodian bank	$ 588,633
Payable for investments purchased	9,494,959
Payable for fund shares redeemed	568,902
Other payables and accrued expenses	8,689
Collateral on securities loaned, at value	16,825,225
Total liabilities		27,486,408

Net Assets		$ 603,776,079
Net Assets consist of:
Paid in capital		$ 536,155,069
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		67,621,010
Net Assets, for 4,983,163 shares outstanding		$ 603,776,079
Net Asset Value, offering price and redemption price per share ($603,776,079 ÷ 4,983,163 shares)		$ 121.16

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Industrials Central Fund
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2010 (Unaudited)

Investment Income
Dividends		$ 3,568,682
Income from Fidelity Central Funds		129,138
Total income		3,697,820

Expenses
Custodian fees and expenses	$ 16,634
Independent directors' compensation	1,395
Total expenses before reductions	18,029
Expense reductions	(1,395)	16,634
Net investment income (loss)		3,681,186
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	58,629,042
Foreign currency transactions	(108,669)
Total net realized gain (loss)		58,520,373
Change in net unrealized appreciation (depreciation) on: Investment securities	25,072,812
Assets and liabilities in foreign currencies	(1,594)
Total change in net unrealized appreciation (depreciation)		25,071,218
Net gain (loss)		83,591,591
Net increase (decrease) in net assets resulting from operations		$ 87,272,777

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2010 (Unaudited)	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,681,186	$ 11,177,595
Net realized gain (loss)	58,520,373	(118,126,271)
Change in net unrealized appreciation (depreciation)	25,071,218	93,644,149
Net increase (decrease) in net assets resulting from operations	87,272,777	(13,304,527)
Distributions to partners from net investment income	(3,224,444)	(10,714,058)
Affiliated share transactions Proceeds from sales of shares	76,636,169	61,710,802
Reinvestment of distributions	3,224,348	10,713,906
Cost of shares redeemed	(161,722,945)	(71,714,045)
Net increase (decrease) in net assets resulting from share transactions	(81,862,428)	710,663
Total increase (decrease) in net assets	2,185,905	(23,307,922)

Net Assets
Beginning of period	601,590,174	624,898,096
End of period	$ 603,776,079	$ 601,590,174
Other Information Shares
Sold	657,195	703,966
Issued in reinvestment of distributions	29,114	138,013
Redeemed	(1,622,693)	(842,917)
Net increase (decrease)	(936,384)	(938)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007	2006 H
Selected Per-Share Data
Net asset value, beginning of period	$ 101.63	$ 105.55	$ 135.17	$ 106.63	$ 100.00
Income from Investment Operations
Net investment income (loss) D	.82	1.76	1.98	1.84	.42
Net realized and unrealized gain (loss)	19.42	(3.98)	(29.63)	28.51	6.62
Total from investment operations	20.24	(2.22)	(27.65)	30.35	7.04
Distributions to partners from net investment income	(.71)	(1.70)	(1.97)	(1.81)	(.41)
Net asset value, end of period	$ 121.16	$ 101.63	$ 105.55	$ 135.17	$ 106.63
Total Return B, C	19.98%	(1.60)%	(20.68)%	28.69%	7.04%
Ratios to Average Net Assets E, I
Expenses before reductions	.01% A	-% G	.01%	-% G	-% G
Expenses net of fee waivers, if any	.01% A	-% G	-% G	-% G	-% G
Expenses net of all reductions	.01% A	-% G	-% G	-% G	-% G
Net investment income (loss)	1.49% A	2.19%	1.57%	1.53%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 603,776	$ 601,590	$ 624,898	$ 819,035	$ 751,701
Portfolio turnover rate F	128% A	146%	109%	92%	7% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H For the period July 21, 2006 (commencement of operations) to September 30, 2006.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Information Technology Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	10.8	8.2
Microsoft Corp.	10.0	4.7
Google, Inc. Class A	4.9	5.1
Hewlett-Packard Co.	3.8	3.2
Oracle Corp.	3.7	2.5
Cisco Systems, Inc.	2.9	3.0
Intel Corp.	2.6	3.6
BMC Software, Inc.	1.8	2.3
Salesforce.com, Inc.	1.7	1.5
SanDisk Corp.	1.6	1.1
	43.8
Top Industries (% of fund's net assets)
As of March 31, 2010
Software 29.4%
Computers & Peripherals 18.3%
Semiconductors & Semiconductor Equipment 18.3%
Internet Software & Services 10.6%
Communications Equipment 8.5%
All Others* 14.9%

As of September 30, 2009
Semiconductors & Semiconductor Equipment 24.2%
Software 23.9%
Computers & Peripherals 16.6%
Communications Equipment 10.7%
Internet Software & Services 10.6%
All Others* 14.0%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Information Technology Central Fund

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CHEMICALS - 0.1%
Specialty Chemicals - 0.1%
Shin-Etsu Chemical Co., Ltd.	16,700	$ 971,830
COMMUNICATIONS EQUIPMENT - 8.5%
Communications Equipment - 8.5%
Acme Packet, Inc. (a)	64,800	1,249,344
Adtran, Inc.	66,500	1,752,275
Aruba Networks, Inc. (a)	14,900	203,534
Brocade Communications Systems, Inc. (a)	200	1,142
Cisco Systems, Inc. (a)	1,080,119	28,115,498
Emulex Corp. (a)	37,900	503,312
F5 Networks, Inc. (a)	90,392	5,560,012
Infinera Corp. (a)	129,172	1,100,545
Juniper Networks, Inc. (a)	316,543	9,711,539
Motorola, Inc. (a)	253,900	1,782,378
Netronix, Inc. (a)	117,000	363,431
Palm, Inc. (a)(c)	140,800	529,408
Polycom, Inc. (a)	211,070	6,454,521
QUALCOMM, Inc.	245,864	10,323,829
Research In Motion Ltd. (a)	52,800	3,904,560
Riverbed Technology, Inc. (a)	149,500	4,245,800
Sandvine Corp. (a)	1,649,891	3,184,428
Sandvine Corp. (U.K.) (a)	1,156,000	2,193,293
Sonus Networks, Inc. (a)	27,533	71,861
Tekelec (a)	109,900	1,995,784
		83,246,494
COMPUTERS & PERIPHERALS - 18.3%
Computer Hardware - 15.2%
3PAR, Inc. (a)	107,487	1,074,870
Apple, Inc. (a)	447,579	105,149,737
Dell, Inc. (a)	100	1,501
Hewlett-Packard Co.	694,080	36,890,352
HTC Corp.	264,000	3,085,579
Stratasys, Inc. (a)(c)	82,100	2,001,598
Toshiba Corp. (a)	88,000	455,448
		148,659,085
Computer Storage & Peripherals - 3.1%
China Digital TV Holding Co. Ltd. ADR (a)	2,500	18,350
EMC Corp. (a)	390,000	7,035,600
Isilon Systems, Inc. (a)	72,835	627,109
NetApp, Inc. (a)	29,800	970,288
Common Stocks - continued
	Shares	Value
COMPUTERS & PERIPHERALS - CONTINUED
Computer Storage & Peripherals - continued
Netezza Corp. (a)	9,300	$ 118,947
Qisda Corp. (a)	500,000	281,956
Quanta Storage, Inc.	328,250	566,688
SanDisk Corp. (a)	466,000	16,137,580
Seagate Technology (a)	50,600	923,956
SIMPLO Technology Co. Ltd.	123,200	702,503
Synaptics, Inc. (a)	88,422	2,441,331
Western Digital Corp. (a)	25,060	977,089
		30,801,397
TOTAL COMPUTERS & PERIPHERALS		179,460,482
DIVERSIFIED CONSUMER SERVICES - 0.1%
Education Services - 0.1%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	1,300	111,163
Promethean World PLC (a)	259,500	736,559
		847,722
Specialized Consumer Services - 0.0%
Coinstar, Inc. (a)	17,800	578,500
TOTAL DIVERSIFIED CONSUMER SERVICES		1,426,222
ELECTRICAL EQUIPMENT - 1.6%
Electrical Components & Equipment - 1.5%
A123 Systems, Inc. (c)	4,500	61,830
Acuity Brands, Inc.	23,300	983,493
Canadian Solar, Inc. (a)(c)	82,450	2,005,184
centrotherm photovoltaics AG (a)	29,500	1,254,939
Energy Conversion Devices, Inc. (a)(c)	15,800	123,714
First Solar, Inc. (a)	600	73,590
GT Solar International, Inc. (a)(c)	444,200	2,323,166
JA Solar Holdings Co. Ltd. ADR (a)	22,400	125,664
Roth & Rau AG (a)	22,600	761,772
SunPower Corp.:
Class A (a)(c)	51,400	971,460
Class B (a)	59,224	991,410
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(c)	6,200	86,924
Common Stocks - continued
	Shares	Value
ELECTRICAL EQUIPMENT - CONTINUED
Electrical Components & Equipment - continued
Trina Solar Ltd. ADR (a)(c)	156,100	$ 3,810,401
Yingli Green Energy Holding Co. Ltd. ADR (a)	74,300	946,582
		14,520,129
Heavy Electrical Equipment - 0.1%
China High Speed Transmission Equipment Group Co. Ltd.	402,000	888,472
TOTAL ELECTRICAL EQUIPMENT		15,408,601
ELECTRONIC EQUIPMENT & COMPONENTS - 6.6%
Electronic Components - 1.6%
Amphenol Corp. Class A	3,000	126,570
BYD Co. Ltd. (H Shares) (a)(c)	266,000	2,649,979
Corning, Inc.	374,402	7,566,664
DTS, Inc. (a)	36,600	1,245,864
LG Display Co. Ltd. sponsored ADR	28,800	509,184
Prime View International Co. Ltd. (a)	457,000	827,833
Prime View International Co. Ltd. sponsored GDR (a)(d)	6,200	112,248
TDK Corp.	14,100	939,926
Vishay Intertechnology, Inc. (a)	169,009	1,728,962
		15,707,230
Electronic Equipment & Instruments - 1.7%
Agilent Technologies, Inc. (a)	204,998	7,049,881
Cando Corp. (a)	1,602,120	1,463,699
China Security & Surveillance Technology, Inc. warrants 8/25/10 (a)(f)	73,175	60,112
Chroma ATE, Inc.	1,459,158	3,171,833
Coretronic Corp.	326,000	462,670
National Instruments Corp.	99,600	3,321,660
Test Research, Inc.	135,953	193,591
Wasion Group Holdings Ltd.	1,406,000	995,975
		16,719,421
Electronic Manufacturing Services - 2.1%
Benchmark Electronics, Inc. (a)	41,600	862,784
Flextronics International Ltd. (a)	544,400	4,268,096
Ju Teng International Holdings Ltd.	1,040,000	1,004,604
Multi-Fineline Electronix, Inc. (a)	1,400	36,064
Trimble Navigation Ltd. (a)	501,844	14,412,960
		20,584,508
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - CONTINUED
Technology Distributors - 1.2%
Digital China Holdings Ltd. (H Shares)	3,749,000	$ 6,364,017
Inspur International Ltd.	2,913,000	382,685
Supreme Electronics Co. Ltd. (a)	867,000	753,854
Synnex Technology International Corp.	907,900	2,002,142
WPG Holding Co. Ltd.	1,264,000	2,066,680
		11,569,378
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		64,580,537
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
Health Care Equipment - 0.1%
China Medical Technologies, Inc. sponsored ADR (c)	3,800	51,756
Golden Meditech Holdings Ltd. (a)	1,732,000	434,994
Mingyuan Medicare Development Co. Ltd. (a)	420,000	63,831
		550,581
HEALTH CARE TECHNOLOGY - 0.3%
Health Care Technology - 0.3%
athenahealth, Inc. (a)	1,000	36,560
Cerner Corp. (a)	29,600	2,517,776
		2,554,336
HOTELS, RESTAURANTS & LEISURE - 0.6%
Hotels, Resorts & Cruise Lines - 0.6%
Ctrip.com International Ltd. sponsored ADR (a)	159,400	6,248,480
HOUSEHOLD DURABLES - 0.4%
Consumer Electronics - 0.4%
Sharp Corp.	148,000	1,853,272
Sony Corp. sponsored ADR (c)	54,696	2,095,951
		3,949,223
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.0%
Independent Power Producers & Energy Traders - 0.0%
GCL-Poly Energy Holdings Ltd.	1,734,000	406,463
INTERNET & CATALOG RETAIL - 1.4%
Internet Retail - 1.4%
Amazon.com, Inc. (a)	54,649	7,417,509
Priceline.com, Inc. (a)	25,000	6,375,000
		13,792,509
Common Stocks - continued
	Shares	Value
INTERNET SOFTWARE & SERVICES - 10.6%
Internet Software & Services - 10.6%
Akamai Technologies, Inc. (a)(c)	198,700	$ 6,241,167
Alibaba.com Ltd. (c)	1,060,000	2,132,492
Art Technology Group, Inc. (a)	111,370	491,142
Baidu.com, Inc. sponsored ADR (a)	6,793	4,055,421
Constant Contact, Inc. (a)(c)	26,100	606,042
eBay, Inc. (a)	444,769	11,986,525
Equinix, Inc. (a)	1,400	136,276
Google, Inc. Class A (a)	85,257	48,341,572
GREE, Inc.	24,300	1,484,658
LogMeIn, Inc.	8,200	169,658
Mercadolibre, Inc. (a)(c)	102,721	4,952,179
NetEase.com, Inc. sponsored ADR (a)	39,300	1,393,971
NHN Corp. (a)	5,739	913,006
Open Text Corp. (a)	75,900	3,619,731
OpenTable, Inc.	700	26,691
Rackspace Hosting, Inc. (a)	21,400	400,822
Tencent Holdings Ltd.	294,600	5,911,541
VeriSign, Inc. (a)	201,800	5,248,818
VistaPrint Ltd. (a)	95,600	5,473,100
Vocus, Inc. (a)	11,300	192,665
		103,777,477
IT SERVICES - 1.7%
Data Processing & Outsourced Services - 0.8%
Visa, Inc. Class A	86,300	7,855,889
WNS Holdings Ltd. sponsored ADR (a)	31,100	333,703
		8,189,592
IT Consulting & Other Services - 0.9%
Cognizant Technology Solutions Corp. Class A (a)	84,000	4,282,320
RightNow Technologies, Inc. (a)	241,700	4,316,762
		8,599,082
TOTAL IT SERVICES		16,788,674
LIFE SCIENCES TOOLS & SERVICES - 0.0%
Life Sciences Tools & Services - 0.0%
Life Technologies Corp. (a)	9,217	481,773
Common Stocks - continued
	Shares	Value
MACHINERY - 0.2%
Industrial Machinery - 0.2%
Meyer Burger Technology AG (a)	38,360	$ 960,546
Shin Zu Shing Co. Ltd.	210,544	895,438
		1,855,984
MEDIA - 0.4%
Advertising - 0.3%
AirMedia Group, Inc. ADR (a)	276,500	1,728,125
Focus Media Holding Ltd. ADR (a)	28,355	517,762
VisionChina Media, Inc. ADR (a)	185,500	871,850
		3,117,737
Cable & Satellite - 0.1%
Virgin Media, Inc.	56,315	971,997
TOTAL MEDIA		4,089,734
METALS & MINING - 0.1%
Diversified Metals & Mining - 0.1%
Globe Specialty Metals, Inc.	44,500	497,955
Timminco Ltd. (a)	12,000	9,690
		507,645
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
Real Estate Services - 0.1%
China Real Estate Information Corp. ADR	79,583	797,422
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 18.3%
Semiconductor Equipment - 4.5%
Aixtron AG	46,864	1,685,341
Amkor Technology, Inc. (a)(c)	356,100	2,517,627
ASM International NV (NASDAQ) (a)	34,500	927,705
ASML Holding NV (NY Shares)	435,700	15,423,780
ATMI, Inc. (a)	19,600	378,476
Cymer, Inc. (a)	22,300	831,790
Lam Research Corp. (a)	128,700	4,803,084
LTX-Credence Corp. (a)	948,572	2,874,173
MEMC Electronic Materials, Inc. (a)	124,900	1,914,717
Photronics, Inc. (a)	181,600	924,344
Sumco Corp.	53,000	1,129,925
Tessera Technologies, Inc. (a)	236,574	4,797,721
Varian Semiconductor Equipment Associates, Inc. (a)	171,200	5,670,144
		43,878,827
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - 13.8%
Advanced Micro Devices, Inc. (a)	354,500	$ 3,286,215
Altera Corp.	276,900	6,731,439
Applied Micro Circuits Corp. (a)	64,094	553,131
Atmel Corp. (a)	186,729	939,247
Avago Technologies Ltd.	555,400	11,419,024
Broadcom Corp. Class A	284,500	9,439,710
Cavium Networks, Inc. (a)	369,004	9,173,439
Cree, Inc. (a)	129,458	9,090,541
CSR PLC (a)	173,340	1,205,017
Cypress Semiconductor Corp. (a)	333,700	3,837,550
Epistar Corp.	145,000	481,925
Fairchild Semiconductor International, Inc. (a)	60,500	644,325
Global Unichip Corp.	273,019	1,238,552
Hittite Microwave Corp. (a)	34,500	1,516,965
Hynix Semiconductor, Inc. (a)	84,640	1,997,339
Inotera Memories, Inc. (a)	1,523,776	1,228,910
Intel Corp.	1,124,700	25,035,822
International Rectifier Corp. (a)	145,200	3,325,080
Intersil Corp. Class A	63,200	932,832
LSI Corp. (a)	168,000	1,028,160
Marvell Technology Group Ltd. (a)	429,498	8,753,169
MediaTek, Inc.	35,070	608,760
Micron Technology, Inc. (a)	648,800	6,741,032
Monolithic Power Systems, Inc. (a)	70,500	1,572,150
Netlogic Microsystems, Inc. (a)(c)	34,800	1,024,164
NVIDIA Corp. (a)	592,200	10,292,436
Power Integrations, Inc.	21,500	885,800
Radiant Opto-Electronics Corp.	365,000	504,221
Rambus, Inc. (a)	53,400	1,166,790
Realtek Semiconductor Corp.	16,160	43,630
Silicon Laboratories, Inc. (a)	60,300	2,874,501
Skyworks Solutions, Inc. (a)	70,300	1,096,680
Spreadtrum Communications, Inc. ADR (a)	166,400	931,840
Standard Microsystems Corp. (a)	131,800	3,068,304
Volterra Semiconductor Corp. (a)	32,500	815,750
Xilinx, Inc.	54,000	1,377,000
		134,861,450
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		178,740,277
Common Stocks - continued
	Shares	Value
SOFTWARE - 29.4%
Application Software - 10.5%
Adobe Systems, Inc. (a)	137,966	$ 4,879,857
ANSYS, Inc. (a)	23,300	1,005,162
AsiaInfo Holdings, Inc. (a)	56,600	1,498,768
Autonomy Corp. PLC (a)	72,200	1,997,803
Callidus Software, Inc. (a)	132,619	481,407
Citrix Systems, Inc. (a)	205,100	9,736,097
Concur Technologies, Inc. (a)	115,339	4,730,052
Epicor Software Corp. (a)	345,800	3,305,848
Gameloft (a)	331,100	1,596,564
Informatica Corp. (a)	253,300	6,803,638
Intuit, Inc. (a)	100	3,434
JDA Software Group, Inc. (a)	69,800	1,941,836
Kenexa Corp. (a)	25,311	348,026
Kingdee International Software Group Co. Ltd.	17,090,000	6,669,376
Longtop Financial Technologies Ltd. ADR (a)	62,500	2,013,125
Manhattan Associates, Inc. (a)	28,900	736,372
Mentor Graphics Corp. (a)	232,600	1,865,452
MicroStrategy, Inc. Class A (a)	22,405	1,905,993
Nuance Communications, Inc. (a)	351,400	5,847,296
Parametric Technology Corp. (a)	371,401	6,703,788
Pegasystems, Inc.	74,600	2,760,200
Salesforce.com, Inc. (a)	227,951	16,970,952
Smith Micro Software, Inc. (a)	113,075	999,583
SolarWinds, Inc.	5,900	127,794
SuccessFactors, Inc. (a)	326,100	6,208,944
Synchronoss Technologies, Inc. (a)	77,650	1,504,081
Synopsys, Inc. (a)	100	2,237
Taleo Corp. Class A (a)	173,358	4,491,706
TIBCO Software, Inc. (a)	360,241	3,887,000
Verint Systems, Inc. (a)	52,500	1,286,250
		102,308,641
Home Entertainment Software - 0.8%
Activision Blizzard, Inc.	173,700	2,094,822
Changyou.com Ltd. (A Shares) ADR	1,700	52,360
Giant Interactive Group, Inc. ADR	63,499	482,592
NCsoft Corp.	39,381	4,994,631
Neowiz Games Corp.	4,658	144,913
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	100	4,359
		7,773,677
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Systems Software - 18.1%
Ariba, Inc. (a)	212,563	$ 2,731,435
BMC Software, Inc. (a)	475,380	18,064,440
Check Point Software Technologies Ltd. (a)	22,000	771,320
CommVault Systems, Inc. (a)	33,300	710,955
Fortinet, Inc.	24,500	430,710
Insyde Software Corp.	261,300	1,066,027
Microsoft Corp.	3,356,475	98,244,023
Oracle Corp.	1,422,143	36,534,854
Red Hat, Inc. (a)	323,000	9,454,210
Rovi Corp. (a)	46,400	1,722,832
VMware, Inc. Class A (a)	140,500	7,488,650
		177,219,456
TOTAL SOFTWARE		287,301,774
WIRELESS TELECOMMUNICATION SERVICES - 1.0%
Wireless Telecommunication Services - 1.0%
American Tower Corp. Class A (a)	33,303	1,419,041
Crown Castle International Corp. (a)	38,080	1,455,798
SBA Communications Corp. Class A (a)	40,850	1,473,460
Sprint Nextel Corp. (a)	695,872	2,644,314
Syniverse Holdings, Inc. (a)	137,330	2,673,815
		9,666,428
TOTAL COMMON STOCKS (Cost $749,953,934)		976,602,946
Money Market Funds - 1.9%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (e)	7,015,768	$ 7,015,768
Fidelity Securities Lending Cash Central Fund, 0.20% (b)(e)	11,691,823	11,691,823
TOTAL MONEY MARKET FUNDS (Cost $18,707,591)		18,707,591
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $768,661,525)		995,310,537
NET OTHER ASSETS - (1.7)%		(17,017,724)
NET ASSETS - 100%		$ 978,292,813
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $112,248 or 0.0% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $60,112 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
China Security & Surveillance Technology, Inc. warrants 8/25/10	8/25/09	$ 7
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,274
Fidelity Securities Lending Cash Central Fund	109,665
Total	$ 111,939
Other Information

The following is a summary of the inputs used, as of March 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 976,602,946	$ 969,707,775	$ 6,895,171	$ -
Money Market Funds	18,707,591	18,707,591	-	-
Total Investments in Securities:	$ 995,310,537	$ 988,415,366	$ 6,895,171	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	83.1%
Cayman Islands	3.2%
Taiwan	2.2%
China	2.2%
Netherlands	1.7%
Singapore	1.6%
Canada	1.5%
Bermuda	1.5%
Others (Individually Less Than 1%)	3.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Information Technology Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $11,120,952) - See accompanying schedule: Unaffiliated issuers (cost $749,953,934)	$ 976,602,946
Fidelity Central Funds (cost $18,707,591)	18,707,591
Total Investments (cost $768,661,525)		$ 995,310,537
Cash		70,316
Receivable for investments sold		1,599,633
Receivable for fund shares sold		67,161
Dividends receivable		215,434
Distributions receivable from Fidelity Central Funds		14,326
Total assets		997,277,407

Liabilities
Payable for investments purchased	$ 6,368,001
Payable for fund shares redeemed	900,402
Other payables and accrued expenses	24,368
Collateral on securities loaned, at value	11,691,823
Total liabilities		18,984,594

Net Assets		$ 978,292,813
Net Assets consist of:
Paid in capital		$ 751,644,836
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		226,647,977
Net Assets, for 6,909,440 shares outstanding		$ 978,292,813
Net Asset Value, offering price and redemption price per share ($978,292,813 ÷ 6,909,440 shares)		$ 141.59

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Information Technology Central Fund
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2010 (Unaudited)

Investment Income
Dividends		$ 1,612,878
Interest		19,223
Income from Fidelity Central Funds		111,939
Total income		1,744,040

Expenses
Custodian fees and expenses	$ 54,828
Independent directors' compensation	2,355
Interest	2,787
Total expenses before reductions	59,970
Expense reductions	(2,355)	57,615
Net investment income (loss)		1,686,425
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	109,933,144
Foreign currency transactions	9,519
Capital gains distribution from Fidelity Central Funds	1,228
Total net realized gain (loss)		109,943,891
Change in net unrealized appreciation (depreciation) on: Investment securities	(374,352)
Assets and liabilities in foreign currencies	(3,622)
Total change in net unrealized appreciation (depreciation)		(377,974)
Net gain (loss)		109,565,917
Net increase (decrease) in net assets resulting from operations		$ 111,252,342

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2010 (Unaudited)	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,686,425	$ 6,686,021
Net realized gain (loss)	109,943,891	(182,670,760)
Change in net unrealized appreciation (depreciation)	(377,974)	397,999,661
Net increase (decrease) in net assets resulting from operations	111,252,342	222,014,922
Distributions to partners from net investment income	(1,535,977)	(6,564,518)
Affiliated share transactions Proceeds from sales of shares	130,640,796	106,064,707
Reinvestment of distributions	1,535,944	6,564,441
Cost of shares redeemed	(268,922,360)	(101,363,012)
Net increase (decrease) in net assets resulting from share transactions	(136,745,620)	11,266,136
Total increase (decrease) in net assets	(27,029,255)	226,716,540

Net Assets
Beginning of period	1,005,322,068	778,605,528
End of period	$ 978,292,813	$ 1,005,322,068
Other Information Shares
Sold	942,513	1,233,236
Issued in reinvestment of distributions	11,558	77,429
Redeemed	(2,221,797)	(1,061,388)
Net increase (decrease)	(1,267,726)	249,277

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007	2006 H
Selected Per-Share Data
Net asset value, beginning of period	$ 122.94	$ 98.21	$ 150.09	$ 116.37	$ 100.00
Income from Investment Operations
Net investment income (loss) D	.27	.77	1.01	.44	.14
Net realized and unrealized gain (loss)	18.62	24.72	(51.94)	33.72	16.37
Total from investment operations	18.89	25.49	(50.93)	34.16	16.51
Distributions to partners from net investment income	(.24)	(.76)	(.95)	(.44)	(.14)
Net asset value, end of period	$ 141.59	$ 122.94	$ 98.21	$ 150.09	$ 116.37
Total Return B, C	15.38%	26.30%	(34.07)%	29.41%	16.51%
Ratios to Average Net Assets E, I
Expenses before reductions	.01% A	.01%	.01%	.01%	-% G
Expenses net of fee waivers, if any	.01% A	.01%	.01%	.01%	-% G
Expenses net of all reductions	.01% A	.01%	.01%	.01%	-% G
Net investment income (loss)	.40% A	.89%	.79%	.34%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 978,293	$ 1,005,322	$ 778,606	$ 1,146,936	$ 1,053,661
Portfolio turnover rate F	136% A	216%	218%	168%	72% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H For the period July 21, 2006 (commencement of operations) to September 30, 2006.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Materials Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Dow Chemical Co.	9.0	8.8
Monsanto Co.	8.8	6.1
E.I. du Pont de Nemours & Co.	7.7	7.1
Praxair, Inc.	6.3	6.0
Freeport-McMoRan Copper & Gold, Inc.	5.1	7.4
Weyerhaeuser Co.	3.6	3.3
Newmont Mining Corp.	3.5	0.6
Owens-Illinois, Inc.	3.4	2.5
Air Products & Chemicals, Inc.	3.2	4.3
Celanese Corp. Class A	2.9	3.7
	53.5
Top Industries (% of fund's net assets)
As of March 31, 2010
Chemicals 56.0%
Metals & Mining 26.0%
Containers & Packaging 5.9%
Paper & Forest Products 4.3%
Construction Materials 3.4%
All Others* 4.4%

As of September 30, 2009
Chemicals 53.4%
Metals & Mining 23.1%
Containers & Packaging 7.6%
Paper & Forest Products 4.9%
Construction Materials 3.8%
All Others* 7.2%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Materials Central Fund

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
BUILDING PRODUCTS - 1.8%
Building Products - 1.8%
Masco Corp.	229,930	$ 3,568,514
CHEMICALS - 56.0%
Commodity Chemicals - 3.2%
Celanese Corp. Class A	184,209	5,867,057
Chemtrade Logistics Income Fund	38,100	487,740
		6,354,797
Diversified Chemicals - 22.1%
Ashland, Inc.	66,257	3,496,382
Dow Chemical Co.	610,382	18,048,992
E.I. du Pont de Nemours & Co.	414,128	15,422,127
FMC Corp.	56,000	3,390,240
Huntsman Corp.	146,300	1,762,915
Solutia, Inc. (a)	129,238	2,082,024
		44,202,680
Fertilizers & Agricultural Chemicals - 13.0%
CF Industries Holdings, Inc. (c)	23,200	2,115,376
Israel Chemicals Ltd.	58,400	790,097
Monsanto Co.	245,709	17,548,537
The Mosaic Co.	77,000	4,679,290
Yara International ASA	23,400	1,015,928
		26,149,228
Industrial Gases - 9.5%
Air Products & Chemicals, Inc.	88,100	6,514,995
Praxair, Inc.	151,059	12,537,897
		19,052,892
Specialty Chemicals - 8.2%
Albemarle Corp.	86,282	3,678,202
Ferro Corp.	312,496	2,746,840
Innophos Holdings, Inc.	82,060	2,289,474
Johnson Matthey PLC	19,581	518,929
Kraton Performance Polymers, Inc.	66,200	1,182,332
Lubrizol Corp.	27,100	2,485,612
W.R. Grace & Co. (a)	129,281	3,588,841
		16,490,230
TOTAL CHEMICALS		112,249,827
Common Stocks - continued
	Shares	Value
CONSTRUCTION MATERIALS - 3.4%
Construction Materials - 3.4%
Cemex SA de CV sponsored ADR	143,600	$ 1,466,156
HeidelbergCement AG	24,343	1,357,948
Martin Marietta Materials, Inc. (c)	18,278	1,527,127
Vulcan Materials Co. (c)	50,900	2,404,516
		6,755,747
CONTAINERS & PACKAGING - 5.9%
Metal & Glass Containers - 5.6%
Crown Holdings, Inc. (a)	100,839	2,718,619
Owens-Illinois, Inc. (a)	191,200	6,795,248
Pactiv Corp. (a)	71,104	1,790,399
		11,304,266
Paper Packaging - 0.3%
Boise, Inc. (a)	87,340	535,394
TOTAL CONTAINERS & PACKAGING		11,839,660
FOOD PRODUCTS - 0.5%
Agricultural Products - 0.5%
Bunge Ltd.	16,081	991,072
MARINE - 0.6%
Marine - 0.6%
Ultrapetrol (Bahamas) Ltd. (a)	228,200	1,252,818
METALS & MINING - 26.0%
Diversified Metals & Mining - 8.7%
Anglo American PLC (United Kingdom) (a)	47,177	2,058,003
Freeport-McMoRan Copper & Gold, Inc.	123,333	10,303,239
RTI International Metals, Inc. (a)	57,700	1,750,041
Teck Resources Ltd. Class B (sub. vtg.) (a)	25,900	1,128,582
Vale SA sponsored ADR (c)	68,050	2,190,530
		17,430,395
Gold - 6.8%
Agnico-Eagle Mines Ltd. (Canada)	30,200	1,687,393
AngloGold Ashanti Ltd. sponsored ADR	78,127	2,964,920
Newcrest Mining Ltd.	27,923	840,919
Newmont Mining Corp.	137,700	7,013,061
Randgold Resources Ltd. sponsored ADR (c)	15,815	1,215,066
		13,721,359
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Precious Metals & Minerals - 0.7%
Aquarius Platinum Ltd. (United Kingdom)	73,547	$ 480,805
Impala Platinum Holdings Ltd.	15,332	450,449
Pan American Silver Corp.	19,900	460,685
		1,391,939
Steel - 9.8%
Allegheny Technologies, Inc.	64,400	3,476,956
Carpenter Technology Corp.	61,500	2,250,900
Commercial Metals Co.	136,500	2,055,690
Nucor Corp.	128,900	5,849,482
Reliance Steel & Aluminum Co.	47,200	2,323,656
Steel Dynamics, Inc.	151,400	2,644,958
Ternium SA sponsored ADR (a)(c)	25,500	1,046,265
		19,647,907
TOTAL METALS & MINING		52,191,600
OIL, GAS & CONSUMABLE FUELS - 0.5%
Coal & Consumable Fuels - 0.5%
Centennial Coal Co. Ltd.	244,385	955,295
PAPER & FOREST PRODUCTS - 4.3%
Forest Products - 4.3%
Louisiana-Pacific Corp. (a)	143,400	1,297,770
Weyerhaeuser Co.	160,700	7,274,889
		8,572,659
TOTAL COMMON STOCKS (Cost $176,415,477)		198,377,192
Money Market Funds - 3.4%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (d)	1,040,853	$ 1,040,853
Fidelity Securities Lending Cash Central Fund, 0.20% (b)(d)	5,845,220	5,845,220
TOTAL MONEY MARKET FUNDS (Cost $6,886,073)		6,886,073
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $183,301,550)		205,263,265
NET OTHER ASSETS - (2.4)%		(4,876,509)
NET ASSETS - 100%		$ 200,386,756
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,681
Fidelity Securities Lending Cash Central Fund	1,831
Total	$ 4,512
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.3%
Canada	1.9%
South Africa	1.7%
United Kingdom	1.3%
Brazil	1.1%
Others (Individually Less Than 1%)	5.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Materials Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,686,858) - See accompanying schedule: Unaffiliated issuers (cost $176,415,477)	$ 198,377,192
Fidelity Central Funds (cost $6,886,073)	6,886,073
Total Investments (cost $183,301,550)		$ 205,263,265
Receivable for investments sold		5,533,618
Receivable for fund shares sold		29,542
Dividends receivable		247,505
Distributions receivable from Fidelity Central Funds		1,424
Total assets		211,075,354

Liabilities
Payable to custodian bank	$ 6
Payable for investments purchased	4,643,413
Payable for fund shares redeemed	196,410
Other payables and accrued expenses	3,549
Collateral on securities loaned, at value	5,845,220
Total liabilities		10,688,598

Net Assets		$ 200,386,756
Net Assets consist of:
Paid in capital		$ 178,424,519
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		21,962,237
Net Assets, for 1,400,358 shares outstanding		$ 200,386,756
Net Asset Value, offering price and redemption price per share ($200,386,756 ÷ 1,400,358 shares)		$ 143.10

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Materials Central Fund
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2010 (Unaudited)

Investment Income
Dividends		$ 1,592,695
Interest		20
Income from Fidelity Central Funds		4,512
Total income		1,597,227

Expenses
Custodian fees and expenses	$ 7,002
Independent directors' compensation	492
Total expenses before reductions	7,494
Expense reductions	(492)	7,002
Net investment income (loss)		1,590,225
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	22,139,939
Foreign currency transactions	7,809
Total net realized gain (loss)		22,147,748
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,670,352)
Assets and liabilities in foreign currencies	413
Total change in net unrealized appreciation (depreciation)		(3,669,939)
Net gain (loss)		18,477,809
Net increase (decrease) in net assets resulting from operations		$ 20,068,034

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2010 (Unaudited)	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,590,225	$ 3,747,970
Net realized gain (loss)	22,147,748	(5,207,207)
Change in net unrealized appreciation (depreciation)	(3,669,939)	38,498,513
Net increase (decrease) in net assets resulting from operations	20,068,034	37,039,276
Distributions to partners from net investment income	(1,354,509)	(3,459,688)
Affiliated share transactions Proceeds from sales of shares	26,473,815	27,002,717
Reinvestment of distributions	1,354,371	3,459,534
Cost of shares redeemed	(75,489,695)	(24,441,807)
Net increase (decrease) in net assets resulting from share transactions	(47,661,509)	6,020,444
Total increase (decrease) in net assets	(28,947,984)	39,600,032

Net Assets
Beginning of period	229,334,740	189,734,708
End of period	$ 200,386,756	$ 229,334,740
Other Information Shares
Sold	188,976	296,251
Issued in reinvestment of distributions	10,267	39,603
Redeemed	(620,151)	(238,749)
Net increase (decrease)	(420,908)	97,105

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007	2006 I
Selected Per-Share Data
Net asset value, beginning of period	$ 125.92	$ 110.04	$ 146.93	$ 103.95	$ 100.00
Income from Investment Operations
Net investment income (loss) D	1.26	1.93	2.48	2.64 H	.53
Net realized and unrealized gain (loss)	17.00	15.74	(36.82)	42.85	3.92
Total from investment operations	18.26	17.67	(34.34)	45.49	4.45
Distributions to partners from net investment income	(1.08)	(1.79)	(2.55)	(2.51)	(.50)
Net asset value, end of period	$ 143.10	$ 125.92	$ 110.04	$ 146.93	$ 103.95
Total Return B, C	14.58%	16.78%	(23.79)%	44.20%	4.45%
Ratios to Average Net Assets E, J
Expenses before reductions	.01% A	.01%	.01%	-% G	-% G
Expenses net of fee waivers, if any	.01% A	.01%	.01%	-% G	-% G
Expenses net of all reductions	.01% A	.01%	-% G	-% G	-% G
Net investment income (loss)	1.88% A	2.12%	1.72%	2.09% H	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 200,387	$ 229,335	$ 189,735	$ 256,792	$ 211,310
Portfolio turnover rate F	119% A	158%	100%	65%	0% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H Investment income per share reflects a special dividend which amounted to $.35 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.82%.

I For the period July 21, 2006 (commencement of operations) to September 30, 2006.

J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Telecom Services Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Verizon Communications, Inc.	18.5	15.1
AT&T, Inc.	13.8	22.4
American Tower Corp. Class A	7.0	5.2
Qwest Communications International, Inc.	5.8	3.1
Sprint Nextel Corp.	5.2	4.9
Crown Castle International Corp.	4.5	2.7
NII Holdings, Inc.	4.3	1.9
tw telecom, inc.	3.3	2.8
SBA Communications Corp. Class A	2.3	1.5
Global Crossing Ltd.	2.2	1.5
	66.9
Top Industries (% of fund's net assets)
As of March 31, 2010
Diversified Telecommunication Services 55.4%
Wireless Telecommunication Services 31.5%
Media 7.4%
Software 1.6%
Communications Equipment 1.1%
All Others* 3.0%

As of September 30, 2009
Diversified Telecommunication Services 58.8%
Wireless Telecommunication Services 24.8%
Media 10.4%
Communications Equipment 2.4%
Software 1.5%
All Others* 2.1%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Telecom Services Central Fund

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 1.1%
Communications Equipment - 1.1%
Aruba Networks, Inc. (a)	200	$ 2,732
Cisco Systems, Inc. (a)	13,600	354,008
F5 Networks, Inc. (a)	1,010	62,125
Infinera Corp. (a)	34,228	291,623
Juniper Networks, Inc. (a)	24,657	756,477
Nortel Networks Corp. (a)	4,600	0
Polycom, Inc. (a)	1,130	34,555
Sandvine Corp. (a)	1,832	3,536
Sonus Networks, Inc. (a)	24,200	63,162
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	300	3,129
		1,571,347
COMPUTERS & PERIPHERALS - 0.0%
Computer Storage & Peripherals - 0.0%
Isilon Systems, Inc. (a)	300	2,583
NetApp, Inc. (a)	400	13,024
		15,607
DIVERSIFIED TELECOMMUNICATION SERVICES - 55.4%
Alternative Carriers - 6.5%
Cable & Wireless PLC	12,567	10,558
Cable & Wireless Worldwide PLC (a)	12,567	17,549
Cogent Communications Group, Inc. (a)	27,500	286,275
Global Crossing Ltd. (a)	212,100	3,213,315
Iliad Group SA (c)	9,284	957,421
Level 3 Communications, Inc. (a)	4,237	6,864
PAETEC Holding Corp. (a)	47,900	224,172
tw telecom, inc. (a)	261,900	4,753,485
		9,469,639
Integrated Telecommunication Services - 48.9%
AT&T, Inc.	776,232	20,057,835
BT Group PLC	3,500	6,571
Cbeyond, Inc. (a)(c)	117,850	1,612,188
CenturyTel, Inc.	70,166	2,488,086
China Telecom Corp. Ltd. sponsored ADR (c)	31,700	1,552,983
China Unicom (Hong Kong) Ltd. sponsored ADR	202,700	2,260,105
Cincinnati Bell, Inc. (a)	96,000	327,360
Deutsche Telekom AG (Reg.)	77,388	1,044,738
FairPoint Communications, Inc. (a)	22,204	644
Hellenic Telecommunications Organization SA	93	1,154
PT Telkomunikasi Indonesia Tbk Series B	1,328,500	1,176,504
Common Stocks - continued
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES - CONTINUED
Integrated Telecommunication Services - continued
Qwest Communications International, Inc.	1,623,700	$ 8,475,714
Telecom Italia SpA sponsored ADR	200	2,868
Telefonica SA	229	5,426
Telefonica SA sponsored ADR	32,800	2,332,080
Telenor ASA (a)	15,000	203,448
Telenor ASA sponsored ADR (a)	29,200	1,175,300
Telkom SA Ltd.	2,500	11,721
Verizon Communications, Inc.	866,570	26,881,003
Vimpel Communications sponsored ADR	70,400	1,296,064
Windstream Corp.	31,396	341,902
		71,253,694
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		80,723,333
ELECTRONIC EQUIPMENT & COMPONENTS - 0.0%
Electronic Manufacturing Services - 0.0%
Trimble Navigation Ltd. (a)	300	8,616
INTERNET SOFTWARE & SERVICES - 0.4%
Internet Software & Services - 0.4%
Rackspace Hosting, Inc. (a)	19,100	357,743
SAVVIS, Inc. (a)	11,600	191,400
		549,143
MEDIA - 7.4%
Broadcasting - 0.6%
Ten Network Holdings Ltd. (a)	506,608	883,241
Cable & Satellite - 6.7%
Cablevision Systems Corp. - NY Group Class A	74,044	1,787,422
Comcast Corp. Class A	400	7,528
DIRECTV (a)	69,563	2,351,925
Dish TV India Ltd. (a)	3,371	2,756
Liberty Global, Inc. Class A (a)	73,834	2,152,999
Net Servicos de Comunicacao SA sponsored ADR (c)	87,800	1,137,010
Virgin Media, Inc.	136,566	2,357,129
		9,796,769
Movies & Entertainment - 0.1%
Madison Square Garden, Inc. Class A (a)	2,090	45,416
TOTAL MEDIA		10,725,426
Common Stocks - continued
	Shares	Value
SOFTWARE - 1.6%
Application Software - 1.6%
Gameloft (a)	462,289	$ 2,229,157
Nuance Communications, Inc. (a)	500	8,320
Synchronoss Technologies, Inc. (a)	3,855	74,671
		2,312,148
Home Entertainment Software - 0.0%
Glu Mobile, Inc. (a)	48,400	47,432
TOTAL SOFTWARE		2,359,580
WIRELESS TELECOMMUNICATION SERVICES - 31.5%
Wireless Telecommunication Services - 31.5%
America Movil SAB de CV Series L sponsored ADR	200	10,068
American Tower Corp. Class A (a)	238,897	10,179,401
China Mobile (Hong Kong) Ltd. sponsored ADR	17,600	846,912
Clearwire Corp.:
rights 6/21/10 (a)(c)	441,102	81,604
Class A (a)(c)	441,202	3,154,594
Crown Castle International Corp. (a)	171,020	6,538,095
Idea Cellular Ltd. (a)	2,124	3,103
Leap Wireless International, Inc. (a)(c)	85,550	1,399,598
MetroPCS Communications, Inc. (a)	916	6,485
Millicom International Cellular SA	9,300	829,095
MTN Group Ltd.	175,100	2,692,385
NII Holdings, Inc. (a)	151,000	6,290,660
NTELOS Holdings Corp.	351	6,244
PT Indosat Tbk	700	424
Rogers Communications, Inc. Class B (non-vtg.)	1,500	51,241
SBA Communications Corp. Class A (a)	94,150	3,395,991
Sprint Nextel Corp. (a)	1,997,402	7,590,128
Syniverse Holdings, Inc. (a)	12,900	251,163
Telephone & Data Systems, Inc.	6,300	213,255
TIM Participacoes SA sponsored ADR (non-vtg.)	26,000	721,760
Vivo Participacoes SA sponsored ADR	32,000	867,520
Vodafone Group PLC sponsored ADR	33,000	768,570
		45,898,296
TOTAL COMMON STOCKS (Cost $123,421,877)		141,851,348
Money Market Funds - 7.2%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (d)	3,775,326	$ 3,775,326
Fidelity Securities Lending Cash Central Fund, 0.20% (b)(d)	6,687,447	6,687,447
TOTAL MONEY MARKET FUNDS (Cost $10,462,773)		10,462,773
TOTAL INVESTMENT PORTFOLIO - 104.6% (Cost $133,884,650)		152,314,121
NET OTHER ASSETS - (4.6)%		(6,717,583)
NET ASSETS - 100%		$ 145,596,538
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,988
Fidelity Securities Lending Cash Central Fund	28,776
Total	$ 31,764
Other Information

The following is a summary of the inputs used, as of March 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 141,851,348	$ 140,794,613	$ 1,056,735	$ -
Money Market Funds	10,462,773	10,462,773	-	-
Total Investments in Securities:	$ 152,314,121	$ 151,257,386	$ 1,056,735	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	82.0%
Bermuda	2.2%
France	2.2%
Hong Kong	2.2%
Brazil	1.9%
South Africa	1.8%
Spain	1.6%
China	1.1%
Others (Individually Less Than 1%)	5.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Telecom Services Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $6,305,079) - See accompanying schedule: Unaffiliated issuers (cost $123,421,877)	$ 141,851,348
Fidelity Central Funds (cost $10,462,773)	10,462,773
Total Investments (cost $133,884,650)		$ 152,314,121
Cash		5,387
Foreign currency held at value (cost $2)		2
Receivable for fund shares sold		25,263
Dividends receivable		40,828
Distributions receivable from Fidelity Central Funds		7,521
Other receivables		32,801
Total assets		152,425,923

Liabilities
Payable for fund shares redeemed	$ 140,142
Other payables and accrued expenses	1,796
Collateral on securities loaned, at value	6,687,447
Total liabilities		6,829,385

Net Assets		$ 145,596,538
Net Assets consist of:
Paid in capital		$ 127,163,463
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		18,433,075
Net Assets, for 1,371,730 shares outstanding		$ 145,596,538
Net Asset Value, offering price and redemption price per share ($145,596,538 ÷ 1,371,730 shares)		$ 106.14

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Telecom Services Central Fund
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2010 (Unaudited)

Investment Income
Dividends		$ 2,050,214
Interest		13
Income from Fidelity Central Funds		31,764
Total income		2,081,991

Expenses
Custodian fees and expenses	$ 3,940
Independent directors' compensation	365
Total expenses before reductions	4,305
Expense reductions	(365)	3,940
Net investment income (loss)		2,078,051
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,207,354
Foreign currency transactions	1,237
Total net realized gain (loss)		7,208,591
Change in net unrealized appreciation (depreciation) on: Investment securities	(363,628)
Assets and liabilities in foreign currencies	3,207
Total change in net unrealized appreciation (depreciation)		(360,421)
Net gain (loss)		6,848,170
Net increase (decrease) in net assets resulting from operations		$ 8,926,221

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2010 (Unaudited)	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,078,051	$ 3,145,561
Net realized gain (loss)	7,208,591	(19,248,451)
Change in net unrealized appreciation (depreciation)	(360,421)	38,525,652
Net increase (decrease) in net assets resulting from operations	8,926,221	22,422,762
Distributions to partners from net investment income	(2,109,521)	(3,078,220)
Affiliated share transactions Proceeds from sales of shares	20,852,208	14,699,889
Reinvestment of distributions	2,109,267	3,078,078
Cost of shares redeemed	(58,053,713)	(19,923,799)
Net increase (decrease) in net assets resulting from share transactions	(35,092,238)	(2,145,832)
Total increase (decrease) in net assets	(28,275,538)	17,198,710

Net Assets
Beginning of period	173,872,076	156,673,366
End of period	$ 145,596,538	$ 173,872,076
Other Information Shares
Sold	198,863	186,366
Issued in reinvestment of distributions	21,232	38,389
Redeemed	(594,693)	(224,749)
Net increase (decrease)	(374,598)	6

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007	2006 H
Selected Per-Share Data
Net asset value, beginning of period	$ 99.56	$ 89.72	$ 152.32	$ 114.90	$ 100.00
Income from Investment Operations
Net investment income (loss) D	1.71	1.70	2.76	2.85	.14
Net realized and unrealized gain (loss)	6.63	9.81	(62.62)	37.42	14.89
Total from investment operations	8.34	11.51	(59.86)	40.27	15.03
Distributions to partners from net investment income	(1.76)	(1.67)	(2.74)	(2.85)	(.13)
Net asset value, end of period	$ 106.14	$ 99.56	$ 89.72	$ 152.32	$ 114.90
Total Return B, C	8.51%	13.29%	(39.72)%	35.42%	15.03%
Ratios to Average Net Assets E, I
Expenses before reductions	.01% A	.01%	.02%	-% G	-% G
Expenses net of fee waivers, if any	.01% A	.01%	.01%	-% G	-% G
Expenses net of all reductions	.01% A	.01%	.01%	-% G	-% G
Net investment income (loss)	3.34% A	2.11%	2.34%	2.13%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 145,597	$ 173,872	$ 156,673	$ 247,657	$ 217,927
Portfolio turnover rate F	72% A	151%	191%	55%	16% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H For the period July 21, 2006 (commencement of operations) to September 30, 2006.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Utilities Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Entergy Corp.	9.2	4.7
American Electric Power Co., Inc.	9.2	13.7
PG&E Corp.	8.9	4.9
Wisconsin Energy Corp.	6.9	0.0
CenterPoint Energy, Inc.	6.7	6.5
UGI Corp.	5.0	0.0
FirstEnergy Corp.	4.9	12.9
NV Energy, Inc.	4.9	2.6
TECO Energy, Inc.	4.9	5.0
CMS Energy Corp.	4.6	3.8
	65.2
Top Industries (% of fund's net assets)
As of March 31, 2010
Electric Utilities 41.1%
Multi-Utilities 33.4%
Independent Power Producers & Energy Traders 11.4%
Gas Utilities 7.7%
Oil, Gas & Consumable Fuels 3.2%
All Others* 3.2%

As of September 30, 2009
Electric Utilities 48.9%
Multi-Utilities 30.6%
Independent Power Producers & Energy Traders 18.5%
Oil, Gas & Consumable Fuels 1.1%
Gas Utilities 0.5%
All Others* 0.4%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Utilities Central Fund

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
ELECTRIC UTILITIES - 41.1%
Electric Utilities - 41.1%
American Electric Power Co., Inc.	497,300	$ 16,997,714
Entergy Corp.	209,200	17,018,420
FirstEnergy Corp.	233,504	9,127,671
FPL Group, Inc.	136,200	6,582,546
ITC Holdings Corp.	129,230	7,107,650
NV Energy, Inc.	738,316	9,103,436
Pinnacle West Capital Corp.	139,446	5,261,298
Southern Co.	143,900	4,771,724
		75,970,459
GAS UTILITIES - 7.7%
Gas Utilities - 7.7%
Questar Corp.	115,311	4,981,435
UGI Corp.	344,100	9,132,414
		14,113,849
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 11.4%
Independent Power Producers & Energy Traders - 11.4%
AES Corp.	503,296	5,536,256
Calpine Corp. (a)	622,200	7,397,958
Constellation Energy Group, Inc.	231,500	8,127,965
		21,062,179
MULTI-UTILITIES - 33.4%
Multi-Utilities - 33.4%
CenterPoint Energy, Inc.	858,400	12,326,624
CMS Energy Corp. (c)	558,289	8,631,148
PG&E Corp.	386,700	16,403,814
Sempra Energy	52,400	2,614,760
TECO Energy, Inc.	568,635	9,035,610
Wisconsin Energy Corp.	257,800	12,737,898
		61,749,854
OIL, GAS & CONSUMABLE FUELS - 3.2%
Oil & Gas Exploration & Production - 0.2%
Canacol Energy Ltd. (a)	549,600	373,436
Oil & Gas Storage & Transport - 3.0%
Southern Union Co.	220,000	5,581,400
TOTAL OIL, GAS & CONSUMABLE FUELS		5,954,836
Common Stocks - continued
	Shares	Value
WATER UTILITIES - 1.9%
Water Utilities - 1.9%
American Water Works Co., Inc.	158,100	$ 3,440,256
TOTAL COMMON STOCKS (Cost $173,566,308)		182,291,433
Money Market Funds - 4.9%

Fidelity Cash Central Fund, 0.19% (d)	815,286	815,286
Fidelity Securities Lending Cash Central Fund, 0.20% (b)(d)	8,179,200	8,179,200
TOTAL MONEY MARKET FUNDS (Cost $8,994,486)		8,994,486
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $182,560,794)		191,285,919
NET OTHER ASSETS - (3.6)%		(6,628,242)
NET ASSETS - 100%		$ 184,657,677
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,157
Fidelity Securities Lending Cash Central Fund	1,566
Total	$ 3,723
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Utilities Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $7,903,152) - See accompanying schedule: Unaffiliated issuers (cost $173,566,308)	$ 182,291,433
Fidelity Central Funds (cost $8,994,486)	8,994,486
Total Investments (cost $182,560,794)		$ 191,285,919
Receivable for investments sold		10,885,489
Receivable for fund shares sold		28,022
Dividends receivable		308,072
Distributions receivable from Fidelity Central Funds		1,516
Total assets		202,509,018

Liabilities
Payable for investments purchased	$ 9,491,006
Payable for fund shares redeemed	179,053
Other payables and accrued expenses	2,082
Collateral on securities loaned, at value	8,179,200
Total liabilities		17,851,341

Net Assets		$ 184,657,677
Net Assets consist of:
Paid in capital		$ 175,932,552
Net unrealized appreciation (depreciation) on investments		8,725,125
Net Assets, for 2,042,902 shares outstanding		$ 184,657,677
Net Asset Value, offering price and redemption price per share ($184,657,677 ÷ 2,042,902 shares)		$ 90.39

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2010 (Unaudited)
Investment Income
Dividends		$ 2,782,188
Income from Fidelity Central Funds		3,723
Total income		2,785,911

Expenses
Custodian fees and expenses	$ 3,994
Independent directors' compensation	457
Total expenses before reductions	4,451
Expense reductions	(457)	3,994
Net investment income (loss)		2,781,917
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $2,950)	10,039,001
Foreign currency transactions	4,682
Total net realized gain (loss)		10,043,683
Change in net unrealized appreciation (depreciation) on investment securities		(6,781,156)
Net gain (loss)		3,262,527
Net increase (decrease) in net assets resulting from operations		$ 6,044,444

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Utilities Central Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2010 (Unaudited)	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,781,917	$ 6,684,283
Net realized gain (loss)	10,043,683	(41,571,860)
Change in net unrealized appreciation (depreciation)	(6,781,156)	30,602,759
Net increase (decrease) in net assets resulting from operations	6,044,444	(4,284,818)
Distributions to partners from net investment income	(2,612,891)	(6,554,345)
Affiliated share transactions Proceeds from sales of shares	25,656,927	15,550,796
Reinvestment of distributions	2,612,719	6,554,080
Cost of shares redeemed	(27,441,133)	(21,911,047)
Net increase (decrease) in net assets resulting from share transactions	828,513	193,829
Total increase (decrease) in net assets	4,260,066	(10,645,334)

Net Assets
Beginning of period	180,397,611	191,042,945
End of period	$ 184,657,677	$ 180,397,611
Other Information Shares
Sold	285,621	190,137
Issued in reinvestment of distributions	29,432	81,475
Redeemed	(315,316)	(275,261)
Net increase (decrease)	(263)	(3,649)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007	2006 H
Selected Per-Share Data
Net asset value, beginning of period	$ 88.29	$ 93.34	$ 123.19	$ 101.64	$ 100.00
Income from Investment Operations
Net investment income (loss) D	1.52	3.17	2.74	3.02	.62
Net realized and unrealized gain (loss)	2.04	(5.09)	(29.93)	21.53	1.63
Total from investment operations	3.56	(1.92)	(27.19)	24.55	2.25
Distributions to partners from net investment income	(1.46)	(3.13)	(2.66)	(3.00)	(.61)
Net asset value, end of period	$ 90.39	$ 88.29	$ 93.34	$ 123.19	$ 101.64
Total Return B, C	4.07%	(1.67)%	(22.54)%	24.29%	2.24%
Ratios to Average Net Assets E, I
Expenses before reductions	.01% A	.01%	-% G	-% G	-% G
Expenses net of fee waivers, if any	-% A, G	.01%	-% G	-% G	-% G
Expenses net of all reductions	-% A, G	.01%	-% G	-% G	-% G
Net investment income (loss)	3.41% A	3.95%	2.27%	2.57%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 184,658	$ 180,398	$ 191,043	$ 248,588	$ 250,499
Portfolio turnover rate F	251% A	216%	112%	94%	1% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H For the period July 21, 2006 (commencement of operations) to September 30, 2006.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2010 (Unaudited)

1. Organization.

Fidelity Consumer Discretionary Central Fund (Consumer Discretionary), Fidelity Consumer Staples Central Fund (Consumer Staples), Fidelity Energy Central Fund (Energy), Fidelity Financials Central Fund (Financials), Fidelity Health Care Central Fund (Health Care), Fidelity Industrials Central Fund (Industrials), Fidelity Information Technology Central Fund (Information Technology), Fidelity Materials Central Fund (Materials), Fidelity Telecom Services Central Fund (Telecom Services), and Fidelity Utilities Central Fund (Utilities), collectively referred to as the Funds, are funds of Fidelity Central Investment Portfolios LLC (the LLC) and are authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of each Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Funds are non-diversified, with the exception of Financials. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. The Funds are referred to as Fidelity Central Funds and may also invest in other Fidelity Central Funds available only to investment companies and other accounts managed by FMR and its affiliates. The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each Fund, in accordance with the Partnership Agreement. Certain Funds' investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Investments in Fidelity Central Funds - continued

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Directors to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2010, is included at the end of each Fund's Schedule of Investments. Valuation techniques used to value each Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including other Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are recorded on the ex-dividend date and are paid from net investment income on a book basis. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by each Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Consumer Discretionary	$ 504,962,516	$ 76,086,934	$ (23,981,468)	$ 52,105,466
Consumer Staples	443,874,963	87,272,306	(5,341,417)	81,930,889
Energy	568,674,145	64,517,465	(57,043,759)	7,473,706
Financials	842,408,186	81,074,298	(61,625,132)	19,449,166
Health Care	621,686,647	115,940,734	(9,699,045)	106,241,689
Industrials	561,887,224	75,303,394	(18,486,094)	56,817,300
Information Technology	773,641,418	237,530,989	(15,861,870)	221,669,119
Materials	186,426,391	28,541,355	(9,704,481)	18,836,874
Telecom Services	135,563,614	23,930,938	(7,180,431)	16,750,507
Utilities	188,840,122	11,599,035	(9,153,238)	2,445,797

4. Operating Policies.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Consumer Discretionary	327,512,983	374,759,607
Consumer Staples	193,639,797	226,201,329
Energy	290,168,052	322,645,710
Financials	1,057,542,764	1,066,548,873
Health Care	352,900,311	419,801,787
Industrials	318,742,196	396,746,190
Information Technology	576,536,784	690,872,440
Materials	103,343,271	149,799,836
Telecom Services	46,207,078	80,882,386
Utilities	204,287,735	204,682,533

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (FMRC), an affiliate of FMR, provides each Fund with investment management services. The Funds do not pay any fees for these services. Pursuant to each Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract FMR pays all other expenses of each Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Consumer Discretionary	$ 6,241
Consumer Staples	888
Energy	1,371
Financials	47,664
Health Care	1,958
Industrials	5,155
Information Technology	13,745
Materials	1,113
Telecom Services	45
Utilities	560

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Financials	Borrower	$ 6,478,273.38%		$ 743
Information Technology	Borrower	$ 9,603,222.39%		$ 2,787

Exchange In-Kind. On March 12, 2010, Fidelity Advisor Dynamic Capital Appreciation Fund (the Investing Fund) completed an exchange in-kind with each Fund. The Investing Fund delivered securities in exchange for shares of each Fund, as presented in the accompanying table. The value of securities delivered from the Investing Fund is included in proceeds from sales of shares in the accompanying Statement of Changes in Net Assets. Each Fund recognized no gain or loss for federal income tax purposes.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Exchange In-Kind - continued

Details of the transaction are presented in the accompanying table:

Fund	Value of securities delivered from Investing Fund	Unrealized appreciation (depreciation)	Exchanged number of shares
Consumer Discretionary	$ 57,505,946	$ 1,427,858	536,450
Consumer Staples	59,803,334	(156,415)	491,042
Energy	70,881,624	635,169	653,572
Financials	104,881,992	5,101,789	1,673,093
Health Care	65,650,163	(356,030)	574,034
Industrials	65,778,234	1,484,651	556,330
Information Technology	98,730,113	4,712,378	703,914
Materials	22,825,160	158,610	161,583
Telecom Services	15,289,003	(1,303,304)	145,341
Utilities	19,811,137	50,451	220,494

7. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to:

Consumer Discretionary	$ 35,622
Consumer Staples	14,251
Energy	78,092
Financials	88,744
Health Care	47,258

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

Industrials	$ 123,247
Information Technology	109,665
Materials	1,831
Telecom Services	28,776
Utilities	1,566

8. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of each Fund's operating expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. During the period, the reductions of expenses for each Fund is noted in the table below.

Fund	Expense Reduction	Custody Earnings Credits
Consumer Discretionary	$ 1,260	$ -
Consumer Staples	1,245	7
Energy	1,392	-
Financials	1,892	-
Health Care	1,611	-
Industrials	1,395	-
Information Technology	2,355	-
Materials	492	-
Telecom Services	365	-
Utilities	457	-

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Funds.

Semiannual Report

Fidelity® Emerging Markets Equity Central Fund

Semiannual Report

March 31, 2010

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are the registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

EMQ-SANN-0510
1.876936.101

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2009 to March 31, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During Period* October 1, 2009 to March 31, 2010
Actual	.1016%	$ 1,000.00	$ 1,127.90	$ .54
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.42	$ .52

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Money Market Central Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of March 31, 2010
Brazil 16.0%
Korea (South) 11.8%
China 9.2%
India 9.1%
Russia 8.3%
Taiwan 6.3%
South Africa 6.1%
Hong Kong 6.0%
Mexico 4.4%
Other 22.8%

As of September 30, 2009
Brazil 16.5%
China 10.2%
Korea (South) 9.7%
India 9.2%
Taiwan 7.1%
Russia 7.1%
Hong Kong 6.4%
South Africa 5.9%
Mexico 5.0%
Other 22.9%

Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.0	99.7
Short-Term Investments and Net Other Assets	1.0	0.3
Top Ten Stocks as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Petroleo Brasileiro SA - Petrobras sponsored ADR (Brazil, Oil, Gas & Consumable Fuels)	3.2	4.4
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	2.8	3.4
Vale SA (PN-A) sponsored ADR (Brazil, Metals & Mining)	2.7	2.4
Teva Pharmaceutical Industries Ltd. sponsored ADR (Israel, Pharmaceuticals)	1.9	1.4
America Movil SAB de CV Series L sponsored ADR (Mexico, Wireless Telecommunication Services)	1.8	1.9
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Commercial Banks)	1.8	1.7
OAO Gazprom sponsored ADR (Russia, Oil, Gas & Consumable Fuels)	1.8	2.2
China Construction Bank Corp. (H Shares) (China, Commercial Banks)	1.8	1.8
Itau Unibanco Banco Multiplo SA ADR (Brazil, Commercial Banks)	1.7	1.9
Reliance Industries Ltd. (India, Oil, Gas & Consumable Fuels)	1.5	1.5
	21.0
Market Sectors as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.8	24.0
Materials	15.4	14.6
Energy	14.1	15.0
Information Technology	13.1	13.0
Telecommunication Services	8.0	9.4
Industrials	7.2	6.8
Consumer Discretionary	5.7	5.4
Consumer Staples	5.4	5.7
Utilities	3.7	3.7
Health Care	2.6	2.1

Semiannual Report

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Argentina - 0.3%
Banco Macro SA sponsored ADR	40,000	$ 1,195,600
Bailiwick of Jersey - 0.2%
Heritage Oil PLC (a)	82,800	705,053
Bermuda - 1.7%
Aquarius Platinum Ltd. (Australia) (c)	170,583	1,080,036
Central European Media Enterprises Ltd. Class A (a)	26,300	770,853
CNPC (Hong Kong) Ltd.	1,190,000	1,670,606
Huabao International Holdings Ltd.	1,574,000	1,891,415
Trinity Ltd.	1,430,000	935,622
TOTAL BERMUDA		6,348,532
Brazil - 16.0%
Anhanguera Educacional Participacoes SA unit (a)	50,470	726,655
Banco do Brasil SA	147,600	2,467,814
Banco do Estado do Rio Grande do Sul SA (d)	135,000	1,121,743
BM&F BOVESPA SA	265,700	1,783,532
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	145,100	2,610,372
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	79,800	3,186,414
Cosan SA Industria e Comercio (a)	91,000	1,105,046
Ecorodovias Infraestrutura e Logistica SA (a)	134,300	717,374
Gerdau SA	69,100	848,430
Iguatemi Empresa de Shopping Centers SA	80,500	1,356,790
Itau Unibanco Banco Multiplo SA ADR (c)	277,860	6,110,141
Localiza Rent A Car SA	116,100	1,220,559
Natura Cosmeticos SA	82,600	1,684,274
Net Servicos de Comunicacao SA sponsored ADR (c)	158,300	2,049,985
OGX Petroleo e Gas Participacoes SA	321,300	3,005,724
PDG Realty S.A. Empreendimentos e Participacoes	135,000	1,129,332
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	104,400	4,133,196
sponsored ADR	173,600	7,723,464
Tele Norte Leste Participacoes SA sponsored ADR (non-vtg.)	108,500	1,916,110
TIM Participacoes SA	500,900	1,385,483
Tivit Terc de Tec E Servico SA	112,000	1,124,565
Vale SA (PN-A) sponsored ADR	363,500	10,090,760
Vivo Participacoes SA sponsored ADR	50,200	1,360,922
TOTAL BRAZIL		58,858,685
Canada - 0.9%
First Quantum Minerals Ltd.	16,100	1,324,940
Common Stocks - continued
	Shares	Value
Canada - continued
Niko Resources Ltd.	10,000	$ 1,066,765
Sherritt International Corp.	102,800	815,921
TOTAL CANADA		3,207,626
Cayman Islands - 1.9%
China Forestry Holdings Co. Ltd.	2,572,000	1,146,166
China Shanshui Cement Group Ltd.	1,552,000	867,525
Eurasia Drilling Co. Ltd. GDR (Reg. S)	58,500	1,093,950
Geely Automobile Holdings Ltd.	2,125,000	1,124,867
Hidili Industry International Development Ltd. (a)	1,019,000	1,109,000
Xinao Gas Holdings Ltd.	680,000	1,737,605
TOTAL CAYMAN ISLANDS		7,079,113
Chile - 0.5%
Enersis SA	4,152,303	1,661,870
China - 9.2%
Baidu.com, Inc. sponsored ADR (a)	2,200	1,313,400
China Construction Bank Corp. (H Shares)	7,983,000	6,539,187
China Merchants Bank Co. Ltd. (H Shares)	696,100	1,882,745
China Shenhua Energy Co. Ltd. (H Shares)	628,000	2,713,643
Golden Eagle Retail Group Ltd. (H Shares)	501,000	1,001,452
Industrial & Commercial Bank of China Ltd. (H Shares)	8,714,000	6,644,155
Jiangsu Expressway Co. Ltd. (H Shares)	1,328,000	1,253,726
Minth Group Ltd.	608,000	1,017,999
Parkson Retail Group Ltd.	682,000	1,177,036
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	425,000	3,661,976
Tencent Holdings Ltd.	161,000	3,230,679
Weichai Power Co. Ltd. (H Shares)	231,000	1,933,864
ZTE Corp. (H Shares)	222,440	1,347,948
TOTAL CHINA		33,717,810
Egypt - 1.2%
Commercial International Bank Ltd.	185,300	2,187,523
Orascom Telecom Holding SAE	1,392,300	1,428,713
Talaat Moustafa Group Holding (a)	632,700	877,920
TOTAL EGYPT		4,494,156
Hong Kong - 6.0%
Cathay Pacific Airways Ltd.	651,000	1,371,718
China Agri-Industries Holding Ltd.	1,325,000	1,829,410
China Mobile (Hong Kong) Ltd. sponsored ADR	109,700	5,278,764
China Resources Power Holdings Co. Ltd.	782,200	1,674,362
Common Stocks - continued
	Shares	Value
Hong Kong - continued
CNOOC Ltd. sponsored ADR (c)	26,000	$ 4,292,080
Cosco Pacific Ltd.	1,102,000	1,669,127
Lenovo Group Ltd.	2,184,000	1,507,710
Shanghai Industrial Holdings Ltd.	322,000	1,476,408
Sino-Ocean Land Holdings Ltd.	1,325,500	1,167,714
Tingyi (Cayman Island) Holding Corp.	800,000	1,891,747
TOTAL HONG KONG		22,159,040
Hungary - 1.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.) (a)	13,800	1,412,034
OTP Bank Ltd. (a)	72,200	2,525,383
TOTAL HUNGARY		3,937,417
India - 9.1%
Bank of Baroda	148,775	2,120,782
Dabur India Ltd.	358,898	1,271,314
Housing Development and Infrastructure Ltd. (a)	156,613	1,000,360
Indiabulls Real Estate Ltd. (a)	336,626	1,145,490
Infosys Technologies Ltd. sponsored ADR (c)	73,600	4,331,360
Jain Irrigation Systems Ltd.	62,194	1,332,669
Jindal Steel & Power Ltd.	172,935	2,712,260
JSW Steel Ltd.	28,711	790,817
Larsen & Toubro Ltd.	57,559	2,093,912
Pantaloon Retail India Ltd.	89,725	829,183
Power Finance Corp. Ltd.	104,676	603,235
Reliance Industries Ltd.	231,830	5,555,284
Tata Consultancy Services Ltd.	119,746	2,085,204
Tata Power Co. Ltd.	59,336	1,818,133
Tata Steel Ltd.	175,110	2,468,844
Union Bank of India	155,809	1,015,904
Unitech Ltd.	1,279,837	2,101,182
TOTAL INDIA		33,275,933
Indonesia - 2.7%
PT Bakrieland Development Tbk (a)	12,538,000	331,003
PT Bank Central Asia Tbk	2,596,000	1,570,737
PT Bank Rakyat Indonesia Tbk	2,121,000	1,925,000
PT Gudang Garam Tbk	256,500	698,391
PT Indocement Tunggal Prakarsa Tbk	1,056,500	1,656,229
PT Indofood Sukses Makmur Tbk	4,182,500	1,736,957
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Indosat Tbk	1,040,500	$ 629,565
PT International Nickel Indonesia Tbk	2,487,000	1,292,748
TOTAL INDONESIA		9,840,630
Ireland - 0.3%
Dragon Oil PLC (a)	167,600	1,231,256
Israel - 1.9%
Teva Pharmaceutical Industries Ltd. sponsored ADR	108,200	6,825,256
Kazakhstan - 0.5%
JSC Halyk Bank of Kazakhstan unit (a)	176,200	1,920,580
Korea (South) - 11.8%
Doosan Heavy Industries & Construction Co. Ltd.	18,701	1,497,469
Hana Financial Group, Inc.	51,430	1,593,197
Hynix Semiconductor, Inc. (a)	112,480	2,654,308
Hyundai Mipo Dockyard Co. Ltd.	9,607	1,320,332
Hyundai Mobis	13,622	1,805,913
KB Financial Group, Inc. (a)	86,260	4,162,621
Kia Motors Corp.	63,080	1,407,725
Korea Electric Power Corp. (a)	55,450	1,791,240
KT&G Corp.	34,379	1,902,096
LG Chemical Ltd.	10,128	2,152,799
LG Display Co. Ltd.	55,520	1,960,338
LG Innotek Co. Ltd.	9,631	1,093,804
NCsoft Corp.	1,014	128,604
POSCO	2,787	1,300,576
Samsung C&T Corp.	40,220	2,164,832
Samsung Electronics Co. Ltd.	13,977	10,104,902
Samsung Engineering Co. Ltd.	17,112	1,769,504
Shinhan Financial Group Co. Ltd. sponsored ADR (c)	49,600	3,943,200
Tong Yang Life Insurance Co. Ltd.	64,020	735,570
TOTAL KOREA (SOUTH)		43,489,030
Luxembourg - 0.9%
Evraz Group SA GDR (a)	40,300	1,601,119
Ternium SA sponsored ADR (a)	45,100	1,850,453
TOTAL LUXEMBOURG		3,451,572
Malaysia - 0.9%
Axiata Group Bhd	1,633,700	1,930,287
IJM Corp. Bhd	903,000	1,352,373
TOTAL MALAYSIA		3,282,660
Common Stocks - continued
	Shares	Value
Mexico - 4.4%
America Movil SAB de CV Series L sponsored ADR	134,700	$ 6,780,798
Corporacion Geo SA de CV Series B (a)	337,700	1,023,168
Empresas ICA Sociedad Controladora SA de CV sponsored ADR (a)	127,900	1,300,743
Grupo Financiero Banorte SAB de CV Series O	258,800	1,142,263
Grupo Modelo SAB de CV Series C (a)	345,900	2,033,356
Grupo Televisa SA de CV (CPO) sponsored ADR	109,400	2,299,588
Telmex Internacional SAB de CV Series L ADR	84,300	1,625,304
TOTAL MEXICO		16,205,220
Nigeria - 0.6%
Guaranty Trust Bank PLC GDR (Reg. S)	235,900	2,123,100
Peru - 0.5%
Compania de Minas Buenaventura SA sponsored ADR	63,700	1,972,789
Philippines - 0.4%
Philippine Long Distance Telephone Co. sponsored ADR	25,800	1,374,624
Poland - 0.6%
ENEA SA	268,195	1,758,702
Eurocash SA	53,800	357,882
TOTAL POLAND		2,116,584
Russia - 8.3%
LSR Group OJSC GDR (Reg. S) (a)	91,200	848,160
Lukoil Oil Co. sponsored ADR	72,000	4,082,400
Magnit OJSC GDR (Reg. S)	85,500	1,583,460
Mechel Steel Group OAO sponsored ADR	101,400	2,881,788
Novorossiysk Commercial Sea Port JSC GDR (Reg. S)	101,700	1,393,290
OAO Gazprom sponsored ADR	280,000	6,571,600
OAO NOVATEK GDR	36,700	2,671,760
OAO Tatneft sponsored ADR	52,000	1,627,600
OJSC MMC Norilsk Nickel sponsored ADR (a)	162,400	2,994,656
Polymetal JSC GDR (Reg. S) (a)	127,200	1,297,440
Sberbank (Savings Bank of the Russian Federation) GDR	14,800	4,372,891
TOTAL RUSSIA		30,325,045
South Africa - 6.1%
African Bank Investments Ltd.	322,900	1,578,160
African Rainbow Minerals Ltd.	76,500	2,013,233
Aspen Pharmacare Holdings Ltd. (a)	135,500	1,479,832
Aveng Ltd.	291,600	1,505,249
Blue Label Telecoms Ltd. (a)	1,395,100	919,347
Clicks Group Ltd.	304,059	1,237,283
Common Stocks - continued
	Shares	Value
South Africa - continued
Imperial Holdings Ltd.	72,936	$ 1,004,229
Mr. Price Group Ltd.	126,900	693,390
MTN Group Ltd.	215,500	3,313,587
Mvelaphanda Resources Ltd. (a)	224,121	1,399,997
Shoprite Holdings Ltd.	188,500	1,881,390
Standard Bank Group Ltd.	269,200	4,235,383
Truworths International Ltd.	169,100	1,214,167
TOTAL SOUTH AFRICA		22,475,247
Taiwan - 6.3%
Acer, Inc.	642,950	1,899,936
Cathay Financial Holding Co. Ltd. (a)	1,100,000	1,836,654
Chroma ATE, Inc.	436,000	947,751
Delta Electronics, Inc.	541,000	1,712,861
Epistar Corp.	379,000	1,259,652
Formosa Plastics Corp.	651,000	1,435,615
Hon Hai Precision Industry Co. Ltd. (Foxconn)	825,300	3,574,978
MediaTek, Inc.	29,178	506,484
Synnex Technology International Corp.	618,000	1,362,842
Taiwan Mobile Co. Ltd.	808,000	1,522,199
Taiwan Semiconductor Manufacturing Co. Ltd.	191,469	370,965
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	379,201	3,977,818
Wintek Corp. (a)	1,499,000	1,360,044
Yuanta Financial Holding Co. Ltd.	1,943,000	1,166,075
TOTAL TAIWAN		22,933,874
Thailand - 1.2%
Advanced Info Service PCL (For. Reg.)	488,300	1,301,882
Banpu PCL unit	53,600	1,010,696
Siam Commercial Bank PCL (For. Reg.)	761,100	2,164,488
TOTAL THAILAND		4,477,066
Turkey - 1.3%
Asya Katilim Bankasi AS	610,000	1,631,489
Turkiye Garanti Bankasi AS	668,000	3,124,374
TOTAL TURKEY		4,755,863
United Kingdom - 1.7%
BG Group PLC	65,101	1,126,969
Ferrexpo PLC	346,000	1,972,036
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Hikma Pharmaceuticals PLC	111,840	$ 1,072,860
Vedanta Resources PLC	46,700	1,967,729
TOTAL UNITED KINGDOM		6,139,594
United States of America - 0.5%
Central European Distribution Corp. (a)	50,100	1,754,001
TOTAL COMMON STOCKS (Cost $292,042,062)		363,334,826
Money Market Funds - 5.8%

Fidelity Cash Central Fund, 0.19% (e)	4,564,885	4,564,885
Fidelity Securities Lending Cash Central Fund, 0.20% (b)(e)	16,925,625	16,925,625
TOTAL MONEY MARKET FUNDS (Cost $21,490,510)		21,490,510
TOTAL INVESTMENT PORTFOLIO - 104.8% (Cost $313,532,572)		384,825,336
NET OTHER ASSETS - (4.8)%		(17,715,751)
NET ASSETS - 100%		$ 367,109,585
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,121,743 or 0.3% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,199
Fidelity Securities Lending Cash Central Fund	21,297
Total	$ 24,496
Other Information

The following is a summary of the inputs used, as of March 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Brazil	$ 58,858,685	$ 58,141,311	$ 717,374	$ -
Korea (South)	43,489,030	43,489,030	-	-
China	33,717,810	33,717,810	-	-
India	33,275,933	32,446,750	829,183	-
Russia	30,325,045	30,325,045	-	-
Taiwan	22,933,874	22,933,874	-	-
South Africa	22,475,247	22,475,247	-	-
Hong Kong	22,159,040	22,159,040	-	-
Mexico	16,205,220	16,205,220	-	-
Other	79,894,942	79,894,942	-	-
Money Market Funds	21,490,510	21,490,510	-	-
Total Investments in Securities:	$ 384,825,336	$ 383,278,779	$ 1,546,557	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $16,507,300) - See accompanying schedule: Unaffiliated issuers (cost $292,042,062)	$ 363,334,826
Fidelity Central Funds (cost $21,490,510)	21,490,510
Total Investments (cost $313,532,572)		$ 384,825,336
Cash		989
Receivable for investments sold		1,906,278
Dividends receivable		520,894
Distributions receivable from Fidelity Central Funds		4,305
Other receivables		3,542
Total assets		387,261,344

Liabilities
Payable for investments purchased	$ 2,666,086
Other payables and accrued expenses	560,048
Collateral on securities loaned, at value	16,925,625
Total liabilities		20,151,759

Net Assets		$ 367,109,585
Net Assets consist of:
Paid in capital		$ 296,293,504
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		70,816,081
Net Assets, for 1,924,342 shares outstanding		$ 367,109,585
Net Asset Value, offering price and redemption price per share ($367,109,585 ÷ 1,924,342 shares)		$ 190.77

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2010 (Unaudited)

Investment Income
Dividends		$ 1,663,037
Interest		151
Income from Fidelity Central Funds		24,496
		1,687,684
Less foreign taxes withheld		(159,061)
Total income		1,528,623

Expenses
Custodian fees and expenses	$ 164,090
Independent directors' compensation	803
Total expenses before reductions	164,893
Expense reductions	(803)	164,090
Net investment income (loss)		1,364,533
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $463,880)	20,937,781
Foreign currency transactions	(281,647)
Total net realized gain (loss)		20,656,134
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $358,799)	15,166,518
Assets and liabilities in foreign currencies	1,750
Total change in net unrealized appreciation (depreciation)		15,168,268
Net gain (loss)		35,824,402
Net increase (decrease) in net assets resulting from operations		$ 37,188,935

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2010 (Unaudited)	For the period December 9, 2008 (commencement of operations) to September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,364,533	$ 2,364,543
Net realized gain (loss)	20,656,134	13,531,502
Change in net unrealized appreciation (depreciation)	15,168,268	55,647,813
Net increase (decrease) in net assets resulting from operations	37,188,935	71,543,858
Distributions to partners from net investment income	(552,439)	(2,341,655)
Affiliated share transactions Proceeds from sales of shares	164,353,754	125,987,827
Reinvestment of distributions	473,511	1,601,136
Cost of shares redeemed	(16,014,041)	(15,131,301)
Net increase (decrease) in net assets resulting from share transactions	148,813,224	112,457,662
Total increase (decrease) in net assets	185,449,720	181,659,865

Net Assets
Beginning of period	181,659,865	-
End of period	$ 367,109,585	$ 181,659,865
Other Information Shares
Sold	936,530	1,166,586
Issued in reinvestment of distributions	2,656	11,513
Redeemed	(87,183)	(105,760)
Net increase (decrease)	852,003	1,072,339

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2010	Period ended September 30,
	(Unaudited)	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 169.41	$ 100.00
Income from Investment Operations
Net investment income (loss) D	.76	2.43
Net realized and unrealized gain (loss)	20.89	69.31
Total from investment operations	21.65	71.74
Distributions to partners from net investment income	(.29)	(2.33)
Net asset value, end of period	$ 190.77	$ 169.41
Total Return B, C	12.79%	72.46%
Ratios to Average Net Assets E, H
Expenses before reductions	.10% A	.12% A
Expenses net of fee waivers, if any	.10% A	.12% A
Expenses net of all reductions	.10% A	.12% A
Net investment income (loss)	.85% A	2.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 367,110	$ 181,660
Portfolio turnover rate F	101% A	94% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 9, 2008 (commencement of operations) to September 30, 2009.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2010 (Unaudited)

1. Organization.

Fidelity Emerging Markets Equity Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each Fund, in accordance with the Partnership Agreement. The Fund's investments in emerging markets can be subject to social, economic, regulatory and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2010, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price (last ask price to value short positions) or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts and certain indexes as well as quoted prices for similar securities are used and are generally categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

The Fund is subject to a tax imposed on short term capital gains on securities of certain issuers domiciled in India. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets and Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of at period end.

Distributions are recorded on the ex-dividend date and are paid from net investment income on a book basis. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by each Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	76,123,516
Gross unrealized depreciation	(5,041,450)
Net unrealized appreciation (depreciation)	$ 71,082,066

Tax cost	$ 313,743,270

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $305,404,686 and $159,415,390, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $21,297.

8. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $803.

Semiannual Report

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Fidelity® Floating Rate
Central Fund

Semiannual Report

March 31, 2010

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

FR1-SANN-0510
1.814673.105

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2009 to March 31, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During Period* October 1, 2009 to March 31, 2010
Actual	.0006%	$ 1,000.00	$ 1,083.30	$ .00**
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.93	$ .00**

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Rounds to less than $.01.

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of March 31, 2010
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance Inc.	3.7	3.1
HCA, Inc.	3.0	2.8
Federal-Mogul Corp.	2.9	2.3
Charter Communications Operating LLC	2.6	2.4
Ford Motor Co.	2.4	2.0
	14.6
Top Five Market Sectors as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Healthcare	9.8	9.8
Technology	9.7	9.1
Telecommunications	9.4	8.9
Electric Utilities	7.5	6.8
Gaming	6.4	4.7
Quality Diversification (% of fund's net assets)
As of March 31, 2010	As of September 30, 2009
BBB 2.6%	BBB 4.7%
BB 31.4%	BB 30.3%
B 37.5%	B 40.8%
CCC,CC,C 7.2%	CCC,CC,C 7.3%
D 1.3%	D 0.3%
Not Rated 16.6%	Not Rated 12.1%
Equities 0.3%	Equities 0.0%
Short-Term Investments and Net Other Assets 3.1%	Short-Term Investments and Net Other Assets 4.5%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Asset Allocation (% of fund's net assets)
As of March 31, 2010 *		As of September 30, 2009 **
	Floating Rate Loans 89.4%		Floating Rate Loans 88.9%
	Nonconvertible Bonds 7.2%		Nonconvertible Bonds 6.6%
	Common Stocks 0.3%		Common Stocks 0.0%
	Short-Term Investments and Net Other Assets 3.1%		Short-Term Investments and Net Other Assets 4.5%
* Foreign investments	6.6%	** Foreign investments	5.5%

Semiannual Report

Investments March 31, 2010

Showing Percentage of Net Assets

Floating Rate Loans (e) - 89.4%
	Principal Amount	Value
Aerospace - 1.3%
McKechnie Aerospace Holdings Ltd.:
Tranche 1LN, term loan 2.304% 5/11/14 (d)	$ 1,102,835	$ 1,069,750
Tranche 2LN, term loan 5.25% 5/11/15 pay-in-kind (d)	860,000	731,000
Sequa Corp. term loan 3.8653% 12/3/14 (d)	24,337,472	22,633,849
TransDigm, Inc. term loan 2.2775% 6/23/13 (d)	9,760,000	9,564,800
Wesco Aircraft Hardware Corp.:
Tranche 1LN, term loan 2.5% 9/29/13 (d)	1,511,481	1,477,473
Tranche 2LN, term loan 6% 3/28/14 (d)	570,000	552,900
		36,029,772
Air Transportation - 1.6%
Delta Air Lines, Inc.:
Tranche 1LN, Revolving Credit-Linked Deposit 2.2505% 4/30/12 (d)	9,760,356	9,491,946
Tranche 2LN, term loan 3.5013% 4/30/14 (d)	13,612,250	12,387,147
US Airways Group, Inc. term loan 2.7451% 3/23/14 (d)	28,591,438	23,373,501
		45,252,594
Automotive - 6.0%
AM General LLC:
term loan 6.0401% 4/17/12 (d)	7,707,329	6,705,376
Credit-Linked Deposit 3.2462% 9/30/12 (d)	125,331	116,558
Tranche B, term loan 3.2602% 9/30/13 (d)	2,533,660	2,356,303
Federal-Mogul Corp.:
Tranche B, term loan 2.1685% 12/27/14 (d)	57,634,092	53,455,621
Tranche C, term loan 2.1762% 12/27/15 (d)	29,405,149	27,052,738
Ford Motor Co. term loan 3.2584% 12/15/13 (d)	67,425,947	65,066,039
Oshkosh Co. Tranche B, term loan 6.2594% 12/6/13 (d)	5,504,445	5,552,884
Rexnord Corp. Tranche B, term loan 2.7906% 7/19/13 (d)	4,740,820	4,444,518
		164,750,037
Broadcasting - 3.7%
Clear Channel Communications, Inc. Tranche A, term loan 3.6479% 7/30/14 (d)	9,730,000	7,867,386
Nexstar Broadcasting, Inc. Tranche B, term loan 4.9976% 10/1/12 (d)	5,296,935	5,190,996
Univision Communications, Inc. Tranche 1LN, term loan 2.5401% 9/29/14 (d)	68,180,000	60,850,650
VNU, Inc. term loan 2.2291% 8/9/13 (d)	29,995,611	28,870,776
		102,779,808
Floating Rate Loans (e) - continued
	Principal Amount	Value
Cable TV - 4.7%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.3049% 3/6/14 (d)	$ 74,393,191	$ 71,603,447
CSC Holdings, Inc. Tranche B, term loan 1.98% 3/31/13 (d)	18,437,506	18,277,100
Discovery Communications, Inc. term loan 2.2901% 5/14/14 (d)	6,639,348	6,639,348
Liberty Cablevision of Puerto Rico LTC term loan 2.257% 6/15/14 (d)	1,993,625	1,694,581
San Juan Cable, Inc. Tranche 1LN, term loan 2.01% 10/31/12 (d)	5,311,970	5,086,212
TWCC Holding Corp. Tranche B, term loan 5% 9/12/15 (d)	4,788,605	4,842,476
UPC Broadband Holding BV:
Tranche N1, term loan 2.18% 12/31/14 (d)	18,199,627	17,653,639
Tranche T, term loan 3.93% 12/31/16 (d)	2,429,363	2,398,996
		128,195,799
Capital Goods - 1.5%
Baker Tanks, Inc. Tranche C, term loan 4.7495% 5/8/14 (d)	1,278,869	1,138,194
Chart Industries, Inc. Tranche B, term loan 2.25% 10/17/12 (d)	226,667	224,967
Dresser, Inc.:
Tranche 2LN, term loan 6% 5/4/15 pay-in-kind (d)	18,963,460	17,920,470
Tranche B 1LN, term loan 2.4999% 5/4/14 (d)	8,108,052	7,804,000
EnergySolutions, Inc.:
Credit-Linked Deposit 4% 6/7/13 (d)	186,202	175,961
term loan 4.03% 6/7/13 (d)	4,844,962	4,808,624
Kinetek Industries, Inc. Tranche B 1LN, term loan 2.9245% 11/10/13 (d)	1,171,504	878,628
Polypore, Inc. Tranche B, term loan 2.5% 7/3/14 (d)	9,678,348	9,387,997
		42,338,841
Chemicals - 3.1%
Celanese Holding LLC term loan 2.0006% 4/2/14 (d)	6,814,924	6,661,588
Chemtura Corp. term loan 6% 2/1/11 (d)	9,740,000	9,788,700
Lyondell Chemical Co. term loan:
3/30/16 (d)	4,455,000	4,493,981
5.7986% 6/3/10 (d)	2,618,809	2,775,937
5.8067% 12/20/13 (d)	25,714,432	20,121,543
8.6678% 6/3/10 (d)(f)	13,946,709	14,399,977
Momentive Performance Materials, Inc. Tranche B1, term loan 2.5% 12/4/13 (d)	7,243,846	6,827,325
Nalco Co. term loan 5.75% 5/13/16 (d)	6,351,925	6,415,444
Floating Rate Loans (e) - continued
	Principal Amount	Value
Chemicals - continued
Solutia, Inc. Tranche B, term loan 4.75% 3/17/17 (d)	$ 4,865,000	$ 4,913,650
Tronox Worldwide LLC:
Tranche B 1LN, term loan 9% 6/20/10 (d)	7,669,529	7,852,064
Tranche B 2LN, term loan 9% 6/20/10 (d)	2,060,471	2,109,510
		86,359,719
Consumer Products - 1.6%
Huish Detergents, Inc.:
Tranche 2LN, term loan 4.51% 10/26/14 (d)	4,710,000	4,521,600
Tranche B 1LN, term loan 2% 4/26/14 (d)	11,727,907	11,376,070
Revlon Consumer Products Corp. term loan 6% 3/11/15 (d)	9,735,000	9,649,819
Sports Authority, Inc. Tranche B, term loan 2.5629% 5/3/13 (d)	20,710,994	19,105,892
		44,653,381
Containers - 1.1%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 3/2/16 (d)	9,735,000	9,722,831
Tranche 2LN, term loan 10% 9/2/16 (d)	5,840,000	5,752,400
Owens-Brockway Glass Container, Inc. Tranche B, term loan 1.7543% 6/14/13 (d)	14,376,319	14,232,556
		29,707,787
Diversified Financial Services - 4.3%
AlixPartners LLP Tranche C, term loan 2.2611% 10/12/13 (d)	4,388,892	4,312,086
AX Acquisition Corp. Tranche B1, term loan 3.5% 8/15/14 (d)	8,333,143	7,911,486
BRSP LLC term loan 7.5% 6/24/14 (d)	10,075,275	10,075,275
Clear Channel Capital I LLC Tranche B, term loan 3.8979% 1/29/16 (d)	13,829,032	11,201,516
International Lease Finance Corp.:
Tranche 1LN, term loan 6.8558% 3/17/15 (d)	11,233,000	11,500,345
Tranche 2LN, term loan 7% 3/17/16 (d)	8,237,000	8,339,963
LPL Investment Holdings, Inc. Tranche D, term loan 2.0401% 6/28/13 (d)	9,675,750	9,337,099
Nuveen Investments, Inc. term loan 3.2911% 11/13/14 (d)	12,735,394	11,684,724
Royalty Pharma Finance Trust Tranche B, term loan 2.5401% 4/16/13 (d)	25,343,437	25,026,644
Floating Rate Loans (e) - continued
	Principal Amount	Value
Diversified Financial Services - continued
SW Acquisitions Co., Inc. Tranche B, term loan 5.75% 12/1/16 (d)	$ 14,678,213	$ 14,751,604
Tempus Public Foundation Generation Holdings LLC Tranche 2LN, term loan 4.5401% 12/15/14 (d)	3,280,000	2,886,400
		117,027,142
Diversified Media - 0.4%
Advanstar, Inc. Tranche 1LN, term loan 2.5401% 5/31/14 (d)	4,658,275	3,540,289
Advantage Sales & Marketing LLC term loan 2.258% 3/29/13 (d)	2,059,104	2,038,513
Affinion Group, Inc. Tranche B, term loan 2.7462% 10/17/12 (d)	3,911,031	3,871,921
Quebecor Media, Inc. Tranche B, term loan 2.2513% 1/17/13 (d)	1,223,657	1,197,716
		10,648,439
Electric Utilities - 7.4%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.2462% 3/30/12 (d)	2,882,655	2,702,489
term loan 3.2901% 3/30/14 (d)	21,806,856	20,443,928
Bicent Power LLC Tranche 2LN, term loan 4.3% 12/31/14 (d)	7,570,000	5,261,150
Calpine Corp. Tranche D, term loan 3.165% 3/29/14 (d)	36,220,010	34,680,660
Energy Investors Funds term loan 1.9961% 4/11/14 (d)	1,835,787	1,815,134
MACH Gen LLC Credit-Linked Deposit 2.5401% 2/22/13 (d)	242,828	223,402
Nebraska Energy, Inc. Tranche 2LN, term loan 4.8125% 5/1/14 (d)	8,170,000	7,312,150
Texas Competitive Electric Holdings Co. LLC Tranche DD, term loan 3.7295% 10/10/14 (d)	34,068,800	27,169,868
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7295% 10/10/14 (d)	8,706,944	7,128,810
Tranche B2, term loan 3.7295% 10/10/14 (d)	85,711,824	70,283,696
Tranche B3, term loan 3.7295% 10/10/14 (d)	33,995,842	27,706,611
		204,727,898
Energy - 0.6%
Alon USA, Inc. term loan 2.499% 8/4/13 (d)	2,098,250	1,657,618
Nebraska Energy, Inc.:
Tranche 1LN, Credit-Linked Deposit 2.8125% 11/1/13 (d)	976,911	923,180
Floating Rate Loans (e) - continued
	Principal Amount	Value
Energy - continued
Nebraska Energy, Inc.: - continued
Tranche B 1LN, term loan 2.8125% 11/1/13 (d)	$ 9,443,369	$ 8,923,984
Venoco, Inc. Tranche 2LN, term loan 4.25% 5/7/14 (d)	5,093,201	4,838,541
		16,343,323
Entertainment/Film - 1.1%
LodgeNet Entertainment Corp. term loan 2.3% 4/4/14 (d)	3,988,979	3,749,640
MGM Holdings II, Inc.:
Tranche B, term loan 20.5% 4/8/12 (b)(d)	17,257,383	8,197,257
Tranche B1, term loan 20.5% 4/8/12 (b)(d)	5,497,554	2,611,338
National CineMedia LLC term loan 2.01% 2/13/15 (d)	16,210,000	15,784,488
		30,342,723
Environmental - 0.0%
Synagro Technologies, Inc. Tranche 1LN, term loan 2.2302% 3/30/14 (d)	213,950	189,624
Food and Drug Retail - 1.8%
GNC Corp. term loan 2.5101% 9/16/13 (d)	18,231,493	17,684,549
Rite Aid Corp.:
Tranche 3, term loan 6% 6/4/14 (d)	4,987,342	4,887,595
Tranche ABL, term loan 1.9898% 6/4/14 (d)	28,912,245	26,129,442
		48,701,586
Food/Beverage/Tobacco - 0.8%
Advance Food Co.:
Tranche 1LN, term loan 2% 3/16/14 (d)	1,790,828	1,696,809
Tranche DD 1LN, term loan 2% 3/16/14 (d)	154,672	146,552
Bolthouse Farms, Inc. Tranche 2LN, term loan 9.5% 8/11/16 (d)	7,790,000	7,877,638
Jetro Holdings, Inc. term loan 2.49% 7/2/14 (d)	9,461,441	9,272,213
Michael Foods, Inc. Tranche B, term loan 6.5% 5/1/14 (d)	1,664,292	1,672,614
		20,665,826
Gaming - 5.4%
Centaur Gaming LLC:
Tranche 1LN, term loan 9.25% 10/30/12 (b)(d)	6,925,024	5,747,770
Tranche 2LN, term loan 14.25% 10/30/12 (b)(d)	2,983,254	59,665
Fantasy Springs Resort Casino term loan 12% 8/6/12 (d)	7,303,353	6,207,850
Greenwood Racing, Inc. term loan 2.48% 11/28/11 (d)	6,868,489	6,593,749
Harrah's Entertainment, Inc.:
Tranche B1, term loan 3.2491% 1/28/15 (d)	14,499,470	12,488,394
Floating Rate Loans (e) - continued
	Principal Amount	Value
Gaming - continued
Harrah's Entertainment, Inc.: - continued
Tranche B2, term loan 3.2491% 1/28/15 (d)	$ 4,609,410	$ 3,975,616
Harrah's Operating Co., Inc. Tranche B4, term loan 9.5% 10/31/16 (d)	9,710,663	10,050,536
Kerzner International Ltd.:
term loan 3.2857% 9/1/13 (d)	47,807,994	32,449,676
Tranche DD, term loan 3.2601% 9/1/13 (d)	25,998,042	17,646,171
MGM Mirage, Inc. Tranche D, term loan 6% 10/3/11 (d)	16,771,926	16,352,628
Venetian Macau Ltd.:
Tranche B, term loan 4.8% 5/26/13 (d)	14,629,920	14,337,321
Tranche DD, term loan 4.8% 5/26/12 (d)	7,282,728	7,137,074
Venetian Macau US Finance, Inc. Tranche B, term loan 4.8% 5/25/13 (d)	16,262,833	15,937,576
		148,984,026
Healthcare - 9.8%
AMR HoldCo, Inc./EmCare HoldCo, Inc. term loan 2.2431% 2/7/12 (d)	8,519,570	8,498,271
Casella Waste Systems, Inc. Tranche B 1LN, term loan 7% 4/9/14 (d)	3,970,000	3,995,011
Community Health Systems, Inc.:
Tranche B, term loan 2.5019% 7/25/14 (d)	38,222,853	37,219,503
Tranche DD, term loan 2.5019% 7/25/14 (d)	1,957,921	1,906,526
Concentra Operating Corp. Tranche B 1LN, term loan 2.55% 6/25/14 (d)	6,613,740	6,283,053
Golden Gate National Senior Care LLC:
Tranche 1LN, term loan 2.9979% 3/14/11 (d)	2,755,131	2,658,701
Tranche 2LN, term loan 7.9979% 9/14/11 (d)	9,060,000	8,697,600
Graceway Pharmaceuticals LLC Tranche B 1LN, term loan 3.2943% 5/3/12 (d)	5,142,988	3,908,671
HCA, Inc. Tranche B, term loan 2.5401% 11/17/13 (d)	84,925,069	82,589,613
HealthSouth Corp. term loan:
2.5103% 3/10/13 (d)	4,195,682	4,111,768
4.0103% 3/15/14 (d)	3,453,227	3,461,860
Hologic, Inc. Tranche B, term loan 3.5% 3/31/13 (d)	524,339	516,474
Manor Care, Inc. term loan 2.7479% 12/21/14 (d)	9,299,733	9,113,739
Mylan, Inc. Tranche B, term loan 3.5509% 10/2/14 (d)	19,139,351	19,139,351
National Renal Institutes, Inc. Tranche B, term loan 9% 3/31/13 (d)	7,999,075	7,759,102
PTS Acquisition Corp. term loan 2.4962% 4/10/14 (d)	6,045,732	5,667,874
Rural/Metro Operating Co., LLC term loan 7% 12/9/14 (d)	7,765,538	7,862,607
Floating Rate Loans (e) - continued
	Principal Amount	Value
Healthcare - continued
Sheridan Healthcare, Inc.:
Tranche 1LN, term loan 2.5003% 6/15/14 (d)	$ 20,720,489	$ 19,580,862
Tranche 2LN, term loan 5.9979% 6/15/15 (d)	8,000,000	7,400,000
Sun Healthcare Group, Inc.:
Credit-Linked Deposit 2.2901% 4/19/13 (d)	1,903,817	1,789,588
Tranche B, term loan 2.3169% 4/19/14 (d)	8,434,768	7,928,682
Team Health, Inc. term loan 2.2597% 11/22/12 (d)	6,340,998	6,150,768
VWR Funding, Inc. term loan 2.7479% 6/29/14 (d)	7,351,907	6,984,312
Warner Chilcott Corp.:
Tranche A, term loan 5.5% 10/30/14 (d)	3,217,500	3,225,544
Tranche B, term loan 5.75% 4/30/15 (d)	3,946,800	3,956,667
		270,406,147
Homebuilding/Real Estate - 2.4%
Capital Automotive (REIT) Tranche C, term loan 2.73% 12/14/12 (d)	12,041,403	11,258,712
CB Richard Ellis Services, Inc.:
Tranche B1, term loan 6.5005% 12/20/15 (d)	8,511,831	8,543,751
Tranche B1-A, term loan 7% 12/20/15 (d)	5,545,000	5,551,931
General Growth Properties, Inc. Tranche A1, term loan 1.79% 2/24/49 (b)(d)	13,560,526	13,594,428
Realogy Corp.:
Credit-Linked Deposit 3.231% 10/10/13 (d)	3,890,444	3,433,317
Tranche 2LN, term loan 13.5% 10/15/17	4,865,000	5,375,825
Tranche B, term loan 3.2507% 10/10/13 (d)	14,450,222	12,752,321
Tranche DD, term loan 3.2501% 10/10/13 (d)	4,961,832	4,391,221
		64,901,506
Insurance - 0.4%
USI Holdings Corp. Tranche B, term loan 3.05% 5/4/14 (d)	10,798,812	9,880,913
Leisure - 2.4%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 2.7552% 6/8/12 (d)	6,953,084	6,814,023
Cannery Casino Resorts LLC:
term loan 4.4781% 5/18/13 (d)	2,121,024	1,961,947
Tranche B, term loan 4.4898% 5/18/13 (d)	2,279,007	2,108,081
London Arena & Waterfront Finance LLC Tranche A, term loan 2.7394% 3/8/12 (d)	2,578,694	2,320,825
Six Flags, Inc. Tranche B, term loan 2.48% 4/30/15 (d)	11,863,991	11,804,671
Floating Rate Loans (e) - continued
	Principal Amount	Value
Leisure - continued
Southwest Sports Group, Inc. Tranche B, term loan 6.75% 12/22/10 (b)(d)	$ 14,600,000	$ 12,994,000
Universal City Development Partners Ltd. Tranche B, term loan 6.5% 11/6/14 (d)	28,054,688	28,298,763
		66,302,310
Metals/Mining - 0.3%
Oxbow Carbon LLC Tranche B, term loan 2.2901% 5/8/14 (d)	9,354,207	9,073,581
Paper - 0.9%
Georgia-Pacific Corp.:
Tranche B 1LN, term loan 2.2579% 12/20/12 (d)	4,890,395	4,859,830
Tranche C, term loan 3.5125% 12/23/14 (d)	5,275,009	5,294,791
Graphic Packaging International, Inc. Tranche C, term loan 3.0003% 5/16/14 (d)	6,990,091	6,981,703
Smurfit-Stone Container Enterprises, Inc. term loan 2.8997% 11/11/11 (d)	7,573,414	7,516,613
		24,652,937
Publishing/Printing - 2.3%
Cenveo Corp.:
Tranche C, term loan 4.771% 6/21/13 (d)	10,176,454	10,188,666
Tranche DD, term loan 4.771% 6/21/13 (d)	291,160	291,510
Getty Images, Inc. term loan 6.25% 7/2/15 (d)	8,824,927	8,869,052
Idearc, Inc. term loan 10.25% 12/31/15 (d)	2,633,266	2,475,270
Newsday LLC term loan:
6.5013% 8/1/13 (d)	4,000,000	4,030,000
10.5% 8/1/13	8,000,000	8,720,000
Quebecor World, Inc. term loan 9% 7/12/12 (d)	5,166,276	5,205,023
Thomson Learning Tranche B, term loan 2.79% 7/5/14 (d)	17,109,255	15,141,691
Tribune Co. Tranche X, term loan 7.0838% 3/17/09 (b)(d)	8,055,238	4,994,248
Yell Group PLC Tranche B1, term loan 3.9979% 7/31/14 (d)	6,017,447	4,513,085
		64,428,545
Railroad - 0.4%
Helm Holding Corp. Tranche B 1LN, term loan 2.7441% 7/8/11 (d)	993,555	978,651
Kansas City Southern Railway Co. Tranche B, term loan 2.0127% 4/28/13 (d)	10,820,993	10,604,573
		11,583,224
Floating Rate Loans (e) - continued
	Principal Amount	Value
Restaurants - 0.6%
Del Taco term loan 9.5% 3/29/13 (d)	$ 5,191,076	$ 5,191,076
NPC International, Inc. term loan 2.0046% 5/3/13 (d)	1,756,029	1,703,348
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.9654% 6/14/13 (d)	802,388	736,191
term loan 2.7243% 6/14/14 (d)	9,014,176	8,270,506
		15,901,121
Services - 2.9%
Adesa, Inc. term loan 3% 10/20/13 (d)	6,340,975	6,150,746
Affinion Group Holdings, Inc. term loan 8.3913% 3/1/12 (d)	5,453,732	5,056,018
ARAMARK Corp.:
Credit-Linked Deposit 2.1134% 1/26/14 (d)	284,889	279,191
term loan 2.1651% 1/26/14 (d)	4,327,847	4,241,290
Credit-Linked Deposit 3.3384% 7/26/16 (d)	512,694	512,694
Tranche B, term loan 3.5401% 7/26/16 (d)	7,795,851	7,795,851
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. term loan 5.75% 4/19/14 (d)	9,102,492	9,079,736
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan 2.5625% 2/7/14 (d)	1,875,348	1,781,580
Central Parking Corp.:
Credit-Linked Deposit 2.5625% 5/22/14 (d)	3,236,777	2,557,053
Tranche 2LN, term loan 4.8125% 11/22/14 (d)	1,950,000	1,150,500
Tranche B 1LN, term loan 2.5625% 5/22/14 (d)	4,465,109	3,527,436
Educate, Inc. Tranche 2LN, term loan 5.55% 6/14/14 (d)	2,700,000	2,322,000
Education Management LLC/Education Management Finance Corp. Tranche C, term loan 2.0625% 6/1/13 (d)	5,908,583	5,760,869
Florida Career College Holdings, Inc. Tranche B, term loan 2.5401% 6/7/13 (d)	8,141,764	7,409,006
Hertz Corp.:
Credit-Linked Deposit 2.021% 12/21/12 (d)	2,898,844	2,855,361
Tranche B, term loan 1.9867% 12/21/12 (d)	19,376,689	19,086,039
Sedgwick CMS Holdings, Inc. Tranche B, term loan 2.4979% 1/31/13 (d)	1,124,590	1,096,475
West Corp. Tranche B2, term loan 2.6239% 10/24/13 (d)	3,798	3,703
		80,665,548
Specialty Retailing - 1.9%
Burlington Coat Factory Warehouse Corp. term loan 2.4998% 5/28/13 (d)	4,800,000	4,560,000
Claire's Stores, Inc. term loan 3.0401% 5/29/14 (d)	7,029,794	6,168,644
Floating Rate Loans (e) - continued
	Principal Amount	Value
Specialty Retailing - continued
Michaels Stores, Inc.:
Tranche B1, term loan 2.5368% 10/31/13 (d)	$ 5,525,512	$ 5,249,236
Tranche B2, term loan 4.7868% 7/31/16 (d)	7,436,090	7,250,188
Sally Holdings LLC Tranche B, term loan 2.5% 11/16/13 (d)	9,151,777	9,014,500
Toys 'R' Us, Inc. term loan 4.4962% 7/19/12 (d)	20,000,000	20,100,000
		52,342,568
Steels - 0.2%
Tube City IMS Corp.:
term loan 2.4979% 1/25/14 (d)	4,536,120	4,195,911
Revolving Credit-Linked Deposit 2.5401% 1/25/14 (d)	566,838	524,325
		4,720,236
Super Retail - 0.7%
Dollar General Corp. Tranche B1, term loan 2.9979% 7/6/14 (d)	11,265,093	11,011,629
J. Crew Group, Inc. term loan 2.0625% 5/15/13 (d)	1,497,592	1,422,712
PETCO Animal Supplies, Inc. term loan 2.5245% 10/26/13 (d)	5,777,712	5,676,602
		18,110,943
Technology - 8.1%
Avaya, Inc. term loan 3.0019% 10/26/14 (d)	18,392,602	16,369,416
Ceridian Corp. term loan 3.2484% 11/8/14 (d)	4,817,617	4,311,768
First Data Corp.:
Tranche B1, term loan 3.0002% 9/24/14 (d)	14,627,393	12,945,243
Tranche B2, term loan 3.0323% 9/24/14 (d)	21,957,411	19,404,862
Tranche B3, term loan 3.0323% 9/24/14 (d)	21,960,993	19,380,576
Flextronics International Ltd.:
Tranche B A1, term loan 2.5013% 10/1/14 (d)	6,124,523	5,871,886
Tranche B-A, term loan 2.4904% 10/1/14 (d)	21,313,339	20,434,164
Freescale Semiconductor, Inc. term loan 4.4788% 12/1/16 (d)	40,309,999	37,992,174
Intergraph Corp.:
Tranche 1LN, term loan 4.5019% 5/29/14 (d)	3,667,753	3,631,075
Tranche 2LN, term loan 8.5019% 11/29/14 (d)	3,950,000	4,009,250
Kronos, Inc.:
Tranche 1LN, term loan 2.2901% 6/11/14 (d)	19,384,836	18,415,594
Tranche 2LN, term loan 6.0401% 6/11/15 (d)	30,920,000	29,142,100
Floating Rate Loans (e) - continued
	Principal Amount	Value
Technology - continued
Serena Software, Inc. term loan 2.2522% 3/10/13 (d)	$ 6,969,500	$ 6,690,720
SunGard Data Systems, Inc. term loan 1.9791% 2/28/14 (d)	24,724,314	23,982,585
		222,581,413
Telecommunications - 8.3%
Asurion Corp.:
Tranche 1LN, term loan 3.2321% 7/3/14 (d)	19,402,500	19,185,192
Tranche 2LN, term loan 6.73% 7/3/15 (d)	11,805,000	11,716,463
Consolidated Communications, Inc. term loan 2.75% 12/31/14 (d)	5,000,000	4,775,000
Digicel International Finance Ltd.:
Tranche A, term loan 2.8125% 3/30/12 (d)	61,151,223	59,010,930
Tranche C, term loan 2.8125% 3/23/12 (d)	2,354,214	2,271,816
FairPoint Communications, Inc. Tranche B, term loan 3/31/15 (b)(d)	7,500,000	6,187,500
Intelsat Jackson Holdings Ltd. term loan 3.2281% 2/1/14 (d)	47,923,189	44,568,566
Intelsat Ltd. Tranche B, term loan 2.7281% 7/3/13 (d)	20,392,724	20,112,324
Knology, Inc. term loan 2.4788% 6/30/12 (d)	8,828,473	8,651,904
Level 3 Financing, Inc. term loan 2.5013% 3/13/14 (d)	24,020,000	22,398,650
PanAmSat Corp.:
Tranche B2 A, term loan 2.7281% 1/3/14 (d)	6,837,711	6,658,221
Tranche B2 B, term loan 2.7281% 1/3/14 (d)	6,835,618	6,656,183
Tranche B2 C, term loan 2.7281% 1/3/14 (d)	6,835,618	6,656,183
Telesat Holding, Inc.:
Tranche A, term loan 3.25% 10/31/14 (d)	4,153,365	4,091,064
Tranche DD, term loan 3.25% 10/31/14 (d)	356,002	350,662
Wind Telecomunicazioni SpA:
Tranche B 1LN, term loan 3.6577% 5/26/13 (d)	2,355,000	2,290,238
Tranche C 1LN, term loan 4.6577% 5/26/14 (d)	2,355,000	2,290,238
		227,871,134
Textiles & Apparel - 0.7%
Iconix Brand Group, Inc. term loan 2.48% 4/30/13 (d)	8,573,017	8,444,422
Levi Strauss & Co. term loan 2.4961% 4/4/14 (d)	11,550,000	10,683,750
		19,128,172
Trucking & Freight - 0.7%
Swift Transportation Co., Inc. term loan 8.25% 5/10/14 (d)	18,479,127	17,763,061
TOTAL FLOATING RATE LOANS (Cost $2,393,173,589)		2,458,011,684
Nonconvertible Bonds - 7.2%
	Principal Amount	Value
Air Transportation - 0.1%
United Air Lines, Inc. 9.875% 8/1/13 (c)	$ 1,965,000	$ 2,058,338
Cable TV - 0.1%
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16	1,286,037	1,549,675
Capital Goods - 0.2%
Esco Corp. 4.132% 12/15/13 (c)(d)	5,250,000	4,646,250
Diversified Financial Services - 0.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75% 1/15/16 (c)	1,950,000	1,876,875
MU Finance PLC 8.375% 2/1/17 (c)	6,755,000	6,636,788
		8,513,663
Electric Utilities - 0.1%
Energy Future Holdings Corp. 10% 1/15/20 (c)	3,285,000	3,424,613
Energy - 0.3%
SandRidge Energy, Inc. 3.8756% 4/1/14 (d)	9,100,000	8,349,250
Gaming - 1.0%
Chukchansi Economic Development Authority 4.0244% 11/15/12 (c)(d)	8,886,000	6,931,080
Harrah's Operating Co., Inc. 11.25% 6/1/17	7,075,000	7,623,313
MGM Mirage, Inc.:
10.375% 5/15/14 (c)	3,350,000	3,668,250
11.125% 11/15/17 (c)	4,715,000	5,292,588
13% 11/15/13	4,720,000	5,510,600
		29,025,831
Insurance - 0.1%
USI Holdings Corp. 4.125% 11/15/14 (c)(d)	3,050,000	2,600,125
Leisure - 0.1%
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15 (c)	3,260,000	3,284,450
Metals/Mining - 0.9%
FMG Finance Property Ltd. 4.2519% 9/1/11 (c)(d)	15,065,000	15,065,000
Freeport-McMoRan Copper & Gold, Inc. 3.8813% 4/1/15 (d)	9,420,000	9,514,200
		24,579,200
Paper - 0.2%
NewPage Corp. 11.375% 12/31/14	5,405,000	5,364,463
Publishing/Printing - 0.3%
The Reader's Digest Association, Inc. 9.5% 2/15/17 (c)(d)	7,685,000	7,850,228
Nonconvertible Bonds - continued
	Principal Amount	Value
Services - 0.6%
ARAMARK Corp. 3.7488% 2/1/15 (d)	$ 10,595,000	$ 9,853,350
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 2.75% 5/15/14 (d)	7,975,000	6,958,188
		16,811,538
Technology - 1.6%
Avaya, Inc. 10.875% 11/1/15 pay-in-kind (d)	10,259,000	9,380,680
Freescale Semiconductor, Inc.:
4.132% 12/15/14 (d)	18,925,000	16,275,500
10.125% 3/15/18 (c)	4,870,000	5,223,075
GeoEye, Inc. 9.625% 10/1/15 (c)	1,150,000	1,185,880
NXP BV 3.0013% 10/15/13 (d)	13,280,000	12,416,800
		44,481,935
Telecommunications - 1.1%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (c)	7,300,000	7,436,510
Clearwire Escrow Corp. 12% 12/1/15 (c)	3,000,000	3,056,100
DigitalGlobe, Inc. 10.5% 5/1/14 (c)	3,635,000	3,889,450
Qwest Corp. 3.507% 6/15/13 (d)	15,410,000	15,544,838
		29,926,898
Textiles & Apparel - 0.2%
Hanesbrands, Inc. 3.8308% 12/15/14 (d)	6,590,000	6,293,450
TOTAL NONCONVERTIBLE BONDS (Cost $193,247,702)		198,759,907
Common Stocks - 0.3%
	Shares
Diversified Media - 0.3%
RDA Holding Co. (a)	302,519	8,168,013
Publishing/Printing - 0.0%
SuperMedia, Inc. (a)	12,209	499,348
TOTAL COMMON STOCKS (Cost $6,602,787)		8,667,361
Other - 0.0%

Idearc, Inc. Claim (a) (Cost $29)	2,903,495	29
Cash Equivalents - 3.8%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.01%, dated 3/31/10 due 4/1/10 (Collateralized by U.S. Government Obligations) # (Cost $102,568,000)	$ 102,568,035	$ 102,568,000
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $2,695,592,107)		2,768,006,981
NET OTHER ASSETS - (0.7)%		(18,440,050)
NET ASSETS - 100%		$ 2,749,566,931
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $84,125,600 or 3.1% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(f) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $4,647,473 and $4,798,515, respectively. The coupon rate will be determined at time of settlement.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$102,568,000 due 4/01/10 at 0.01%
BNP Paribas Securities Corp.	$ 59,595,485
Bank of America, NA	23,967,287
Barclays Capital, Inc.	7,918,845
Mizuho Securities USA, Inc.	9,502,614
Wachovia Capital Markets LLC	1,583,769
$ 102,568,000
Other Information

The following is a summary of the inputs used, as of March 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 8,667,361	$ 499,348	$ 8,168,013	$ -
Corporate Bonds	198,759,907	-	198,759,907	-
Floating Rate Loans	2,458,011,684	-	2,458,011,684	-
Other	29	-	-	29
Cash Equivalents	102,568,000	-	102,568,000	-
Total Investments in Securities:	$ 2,768,006,981	$ 499,348	$ 2,767,507,604	$ 29
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 5,268,298
Total Realized Gain (Loss)	(49,698)
Total Unrealized Gain (Loss)	508,141
Cost of Purchases	29
Proceeds of Sales	(4,583,783)
Amortization/Accretion	(65)
Transfers in to Level 3	-
Transfers out of Level 3	(1,142,893)
Ending Balance	$ 29
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010

Assets
Investment in securities, at value (including repurchase agreements of $102,568,000) - See accompanying schedule: Unaffiliated issuers (cost $2,695,592,107)		$ 2,768,006,981
Cash		17,330,061
Receivable for investments sold		46,730,122
Receivable for fund shares sold		56,001
Interest receivable		12,372,051
Other receivables		1,835
Total assets		2,844,497,051

Liabilities
Payable for investments purchased	$ 88,445,986
Distributions payable	6,480,166
Other payables and accrued expenses	3,968
Total liabilities		94,930,120

Net Assets		$ 2,749,566,931
Net Assets consist of:
Paid in capital		$ 2,677,152,057
Net unrealized appreciation (depreciation) on investments		72,414,874
Net Assets, for 28,482,204 shares outstanding		$ 2,749,566,931
Net Asset Value, offering price and redemption price per share ($2,749,566,931÷ 28,482,204 shares)		$ 96.54

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2010

Investment Income
Interest (including $20,838 from affiliated interfund lending)		$ 84,684,367

Expenses
Custodian fees and expenses	$ 8,358
Independent directors' compensation	8,133
Total expenses before reductions	16,491
Expense reductions	(11,641)	4,850
Net investment income		84,679,517
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		8,386,004
Change in net unrealized appreciation (depreciation) on investment securities		140,156,147
Net gain (loss)		148,542,151
Net increase (decrease) in net assets resulting from operations		$ 233,221,668

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2010	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 84,679,517	$ 174,392,013
Net realized gain (loss)	8,386,004	(137,098,190)
Change in net unrealized appreciation (depreciation)	140,156,147	319,246,033
Net increase (decrease) in net assets resulting from operations	233,221,668	356,539,856
Distributions to partners from net investment income	(55,429,966)	(135,852,141)
Affiliated share transactions Proceeds from sales of shares	148,339,718	530,758,127
Reinvestment of distributions	14,025,871	39,091,637
Cost of shares redeemed	(558,356,679)	(356,504,626)
Net increase (decrease) in net assets resulting from share transactions	(395,991,090)	213,345,138
Total increase (decrease) in net assets	(218,199,388)	434,032,853

Net Assets
Beginning of period	2,967,766,319	2,533,733,466
End of period	$ 2,749,566,931	$ 2,967,766,319
Other Information Shares
Sold	1,594,213	7,233,443
Issued in reinvestment of distributions	150,615	526,161
Redeemed	(5,935,161)	(4,967,439)
Net increase (decrease)	(4,190,333)	2,792,165

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31,	Years ended September 30,
	2010	2009	2008	2007	2006	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 90.83	$ 84.80	$ 97.62	$ 100.32	$ 100.61	$ 100.00
Income from Investment Operations
Net investment income D	2.714	5.517	6.638	7.633	6.947	4.001
Net realized and unrealized gain (loss)	4.770	4.831	(13.134)	(2.728)	(.538)	.396
Total from investment operations	7.484	10.348	(6.496)	4.905	6.409	4.397
Distributions to partners from net investment income	(1.774)	(4.318)	(6.324)	(7.605)	(6.699)	(3.787)
Net asset value, end of period	$ 96.54	$ 90.83	$ 84.80	$ 97.62	$ 100.32	$ 100.61
Total Return B, C	8.33%	13.45%	(6.98)%	5.00%	6.57%	4.47%
Ratios to Average Net Assets G
Expenses before reductions	-% A, E	-% E	-% E	-% E	.01%	.03% A
Expenses net of fee waivers, if any	-% A, E	-% E	-% E	-% E	.01%	.03% A
Expenses net of all reductions	-% A, E	-% E	-% E	-% E	.01%	.03% A
Net investment income	5.86% A	7.21%	7.18%	7.66%	6.94%	5.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,749,567	$ 2,967,766	$ 2,533,733	$ 2,392,139	$ 1,545,370	$ 471,162
Portfolio turnover rate	34% A	36%	30%	65%	43%	48% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount represents less than .01%.

F For the period December 15, 2004 (commencement of operations) to September 30, 2005.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2010

1. Organization.

Fidelity Floating Rate Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each Fund, in accordance with the Partnership Agreement.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Semiannual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Semiannual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Income in the accompanying financial statements.

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and term loan fee income, which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 193,948,136
Gross unrealized depreciation	(79,051,522)
Net unrealized appreciation (depreciation)	$ 114,896,614
Tax Cost	$ 2,653,110,367

Semiannual Report

Notes to Financial Statements - continued

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of floating rate loans), other than short-term securities, aggregated $470,853,621 and $813,962,936, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Lender	$ 11,376,791.38%

6. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $8,133.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $3,508.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all the outstanding shares of the Fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios LLC and Partners of Fidelity Floating Rate Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Floating Rate Central Fund (the Fund), a fund of Fidelity Central Investment Portfolios LLC, including the schedule of investments, as of March 31, 2010, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months then ended and for the year ended September 30, 2009, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2010, by correspondence with the custodians, brokers and agent banks; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Floating Rate Central Fund as of March 31, 2010, the results of its operations for the six months then ended, the changes in its net assets for the six months then ended and for the year ended September 30, 2009, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 25, 2010

Semiannual Report

Fidelity® High Income
Central Fund 1

Semiannual Report

March 31, 2010

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

HP1-SANN-0510
1.807410.105

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2009 to March 31, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During Period* October 1, 2009 to March 31, 2010
Actual	.0023%	$ 1,000.00	$ 1,096.40	$ .01
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.92	$ .01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of March 31, 2010
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Ford Motor Credit Co. LLC	2.0	1.8
Ship Finance International Ltd.	1.7	1.8
HCA, Inc.	1.6	2.2
Digicel Group Ltd.	1.5	1.8
Nielsen Finance LLC/Nielsen Finance Co.	1.4	1.5
	8.2
Top Five Market Sectors as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	14.8	13.4
Energy	7.5	9.3
Healthcare	7.0	7.7
Electric Utilities	6.9	7.9
Technology	6.8	5.4
Quality Diversification (% of fund's net assets)
As of March 31, 2010	As of September 30, 2009
AAA,AA,A 0.3%	AAA,AA,A 0.0%
BBB 2.5%	BBB 2.2%
BB 31.7%	BB 35.4%
B 44.4%	B 41.3%
CCC,CC,C 13.9%	CCC,CC,C 15.4%
Not Rated 3.4%	Not Rated 0.6%
Equities 0.8%	Equities 0.3%
Interfund Loans 0.0%	Interfund Loans 3.1%
Short-Term Investments and Net Other Assets 3.0%	Short-Term Investments and Net Other Assets 1.7%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Asset Allocation (% of fund's net assets)
As of March 31, 2010*		As of September 30, 2009**
	Interfund Loans 0.0%		Interfund Loans 3.1%
	Nonconvertible Bonds 88.1%		Nonconvertible Bonds 86.6%
	Convertible Bonds, Preferred Stocks 1.1%		Convertible Bonds, Preferred Stocks 0.6%
	Common Stocks 0.2%		Common Stocks 0.2%
	Floating Rate Loans 7.5%		Floating Rate Loans 7.8%
	Other Investments 0.1%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets 3.0%		Short-Term Investments and Net Other Assets 1.7%
* Foreign investments	14.6%	** Foreign investments	14.2%

Semiannual Report

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 88.6%
	Principal Amount	Value
Convertible Bonds - 0.5%
Energy - 0.2%
Chesapeake Energy Corp. 2.5% 5/15/37	$ 912,000	$ 745,834
Energy Conversion Devices, Inc. 3% 6/15/13	470,000	301,975
		1,047,809
Technology - 0.3%
Advanced Micro Devices, Inc. 6% 5/1/15	621,000	599,265
Lucent Technologies, Inc. 2.875% 6/15/25	1,313,700	1,133,066
		1,732,331
TOTAL CONVERTIBLE BONDS		2,780,140
Nonconvertible Bonds - 88.1%
Aerospace - 0.7%
BE Aerospace, Inc. 8.5% 7/1/18	1,030,000	1,099,525
Sequa Corp.:
11.75% 12/1/15 (c)	1,275,000	1,275,000
13.5% 12/1/15 pay-in-kind (c)	334,663	344,703
Triumph Group, Inc. 8% 11/15/17	965,000	965,000
		3,684,228
Air Transportation - 2.5%
American Airlines, Inc. 10.5% 10/15/12 (c)	1,475,000	1,589,313
American Airlines, Inc. pass-thru trust certificates:
6.817% 5/23/11	1,605,000	1,609,013
6.977% 11/23/22	123,666	102,643
8.608% 10/1/12	390,000	382,200
10.375% 7/2/19	864,007	1,000,088
Continental Airlines, Inc. pass-thru trust certificates:
7.566% 9/15/21	328,501	312,076
7.73% 9/15/12	109,480	108,385
7.875% 7/2/18	203,996	184,616
8.388% 5/1/22	229,494	218,019
9.798% 4/1/21	3,345,263	3,111,094
Continental Airlines, Inc. 9.25% 5/10/17	485,000	499,550
Delta Air Lines, Inc. 9.5% 9/15/14 (c)	770,000	808,500
Delta Air Lines, Inc. pass-thru trust certificates:
8.021% 8/10/22	736,370	677,460
8.954% 8/10/14	327,175	305,090
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	249,869	232,379
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Air Transportation - continued
United Air Lines, Inc.:
9.875% 8/1/13 (c)	$ 365,000	$ 382,338
12% 11/1/13 (c)	465,000	488,250
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	649,891	519,912
9.75% 1/15/17	1,110,000	1,184,925
12% 1/15/16 (c)	395,000	401,913
		14,117,764
Automotive - 3.4%
ArvinMeritor, Inc.:
8.125% 9/15/15	1,480,000	1,428,200
10.625% 3/15/18	355,000	370,088
Ford Motor Credit Co. LLC:
7.25% 10/25/11	2,555,000	2,641,591
7.5% 8/1/12	1,655,000	1,712,925
8% 6/1/14	1,570,000	1,648,500
8% 12/15/16	1,010,000	1,064,159
8.125% 1/15/20	1,905,000	1,998,290
12% 5/15/15	1,610,000	1,924,916
General Motors Acceptance Corp. 6.875% 8/28/12	1,890,000	1,911,263
Lear Corp.:
7.875% 3/15/18	235,000	237,056
8.125% 3/15/20	260,000	263,575
Navistar International Corp. 8.25% 11/1/21	1,700,000	1,738,250
Tenneco, Inc. 8.625% 11/15/14	485,000	494,700
The Goodyear Tire & Rubber Co. 10.5% 5/15/16	1,630,000	1,760,400
		19,193,913
Banks and Thrifts - 2.5%
Bank of America Corp.:
8% (d)	450,000	450,000
8.125% (d)	1,345,000	1,345,000
CIT Group, Inc.:
7% 5/1/13	167,280	162,262
7% 5/1/14	250,921	237,748
7% 5/1/15	740,921	690,909
7% 5/1/16	1,368,202	1,262,166
7% 5/1/17	585,485	538,646
Citigroup Capital XXI 8.3% 12/21/77 (d)	1,959,597	1,979,193
Fifth Third Capital Trust IV 6.65% 4/15/67 (d)	2,605,000	2,194,713
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Banks and Thrifts - continued
GMAC LLC:
6.75% 12/1/14	$ 2,110,000	$ 2,094,175
8% 12/31/18	615,000	605,775
8% 11/1/31	735,000	701,925
Zions Bancorp 7.75% 9/23/14	1,660,000	1,674,309
		13,936,821
Broadcasting - 1.2%
Belo Corp. 8% 11/15/16	770,000	806,575
Clear Channel Communications, Inc. 5.5% 9/15/14	1,525,000	968,375
Clear Channel Worldwide Holdings, Inc.:
Series A 9.25% 12/15/17 (c)	260,000	270,075
Series B 9.25% 12/15/17 (c)	1,075,000	1,123,375
Umbrella Acquisition, Inc. 10.5% 3/15/15 pay-in-kind (c)(d)	3,141,712	2,694,149
Univision Communications, Inc. 12% 7/1/14 (c)	900,000	990,000
		6,852,549
Building Materials - 0.4%
Building Materials Corp. of America:
7% 2/15/20 (c)	865,000	875,813
7.5% 3/15/20 (c)	1,305,000	1,295,213
		2,171,026
Cable TV - 2.2%
Cablevision Systems Corp. 8.625% 9/15/17 (c)	1,815,000	1,901,213
Cequel Communications Holdings / LLC and Cequel Capital Corp. 8.625% 11/15/17 (c)	1,815,000	1,864,913
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16 (c)	333,687	398,756
CSC Holdings, Inc.:
8.5% 4/15/14 (c)	920,000	984,400
8.5% 6/15/15 (c)	800,000	848,000
8.625% 2/15/19 (c)	365,000	398,763
EchoStar Communications Corp.:
7% 10/1/13	1,215,000	1,263,600
7.125% 2/1/16	415,000	421,225
Kabel Deutschland GmbH 10.625% 7/1/14	1,275,000	1,340,344
UPC Germany GmbH 8.125% 12/1/17 (c)	1,310,000	1,349,300
Videotron Ltd. 9.125% 4/15/18	1,405,000	1,556,038
		12,326,552
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Capital Goods - 1.6%
Amsted Industries, Inc. 8.125% 3/15/18 (c)	$ 1,390,000	$ 1,386,525
Case Corp. 7.25% 1/15/16	770,000	781,550
Case New Holland, Inc. 7.75% 9/1/13 (c)	1,725,000	1,781,063
Coleman Cable, Inc. 9% 2/15/18 (c)	2,055,000	2,075,550
Leucadia National Corp. 7.125% 3/15/17	855,000	846,450
RBS Global, Inc. / Rexnord Corp.:
9.5% 8/1/14	810,000	842,400
9.5% 8/1/14 (c)	222,000	227,550
11.75% 8/1/16	765,000	822,375
		8,763,463
Chemicals - 1.4%
Huntsman International LLC:
5.5% 6/30/16 (c)	1,480,000	1,335,700
8.625% 3/15/20 (c)	545,000	551,813
LBI Escrow Corp. 8% 11/1/17 (c)	1,200,000	1,242,000
NOVA Chemicals Corp.:
3.6494% 11/15/13 (d)	845,000	796,413
6.5% 1/15/12	1,850,000	1,887,000
8.375% 11/1/16 (c)	900,000	929,250
8.625% 11/1/19 (c)	895,000	926,325
		7,668,501
Consumer Products - 0.7%
ACCO Brands Corp. 10.625% 3/15/15 (c)	405,000	442,463
Jostens Holding Corp. 10.25% 12/1/13	3,135,000	3,229,050
		3,671,513
Containers - 2.0%
Ball Corp. 6.75% 9/15/20	1,235,000	1,255,069
Berry Plastics Corp.:
5.0013% 2/15/15 (d)	770,000	735,350
8.25% 11/15/15	1,760,000	1,773,200
8.875% 9/15/14	1,130,000	1,103,163
Crown Cork & Seal, Inc. 7.375% 12/15/26	2,755,000	2,527,713
Greif, Inc. 6.75% 2/1/17	3,670,000	3,761,750
		11,156,245
Department Stores - 0.0%
Neiman Marcus Group, Inc. 10.375% 10/15/15	210,000	216,300
Diversified Financial Services - 2.9%
GMAC, Inc. 8% 3/15/20 (c)	1,005,000	1,025,100
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Financial Services - continued
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16 (c)	$ 1,210,000	$ 1,164,625
8% 1/15/18 (c)	1,210,000	1,164,625
ILFC E-Capital Trust II 6.25% 12/21/65 (c)(d)	580,000	446,600
International Lease Finance Corp.:
5.625% 9/20/13	750,000	707,455
5.65% 6/1/14	605,000	560,719
6.375% 3/25/13	165,000	161,247
6.625% 11/15/13	790,000	768,275
8.625% 9/15/15 (c)	1,530,000	1,545,300
8.75% 3/15/17 (c)	1,630,000	1,638,150
MU Finance PLC 8.375% 2/1/17 (c)	1,270,000	1,247,775
National Money Mart Co. 10.375% 12/15/16 (c)	1,380,000	1,457,694
Reliance Intermediate Holdings LP 9.5% 12/15/19 (c)	1,400,000	1,484,000
SLM Corp. 8% 3/25/20	2,063,000	2,008,865
Sprint Capital Corp. 8.75% 3/15/32	905,000	839,388
		16,219,818
Diversified Media - 2.6%
Affinion Group, Inc. 11.5% 10/15/15	1,580,000	1,619,500
Catalina Marketing Corp. 10.5% 10/1/15 pay-in-kind (c)(d)	1,020,000	1,068,450
Interpublic Group of Companies, Inc.:
6.25% 11/15/14	565,000	566,413
10% 7/15/17	515,000	584,525
Liberty Media Corp.:
5.7% 5/15/13	680,000	680,000
8.25% 2/1/30	120,000	111,750
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (b)	2,465,000	2,341,750
10% 8/1/14	1,605,000	1,673,213
11.5% 5/1/16	1,050,000	1,186,500
11.625% 2/1/14	2,625,000	2,979,375
Quebecor Media, Inc.:
7.75% 3/15/16	790,000	797,900
7.75% 3/15/16	1,010,000	1,020,100
		14,629,476
Electric Utilities - 5.4%
AES Corp.:
7.75% 3/1/14	555,000	560,550
7.75% 10/15/15	1,945,000	1,964,450
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
AES Corp.: - continued
8% 10/15/17	$ 905,000	$ 914,050
9.75% 4/15/16 (c)	1,470,000	1,591,275
Calpine Construction Finance Co. LP 8% 6/1/16 (c)	1,365,000	1,405,950
Crosstex Energy/Crosstex Energy Finance Corp. 8.875% 2/15/18 (c)	830,000	855,938
Dynegy Holdings, Inc. 7.5% 6/1/15 (c)	920,000	759,000
Energy Future Holdings Corp. 12% 11/1/17 pay-in-kind (d)	1,267,756	785,586
Intergen NV 9% 6/30/17 (c)	2,125,000	2,188,750
IPALCO Enterprises, Inc. 7.25% 4/1/16 (c)	495,000	513,563
Mirant Americas Generation LLC:
8.5% 10/1/21	3,210,000	2,993,325
9.125% 5/1/31	2,815,000	2,526,463
NRG Energy, Inc.:
7.25% 2/1/14	1,075,000	1,085,750
7.375% 2/1/16	505,000	501,844
7.375% 1/15/17	1,690,000	1,673,100
NSG Holdings II, LLC 7.75% 12/15/25 (c)	3,205,000	2,884,500
Otter Tail Corp. 9% 12/15/16	1,115,000	1,195,838
RRI Energy, Inc.:
7.625% 6/15/14	4,265,000	3,987,775
7.875% 6/15/17	1,485,000	1,332,788
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Series B, 10.25% 11/1/15	660,000	455,400
11.25% 11/1/16 pay-in-kind (d)	549,966	356,852
		30,532,747
Energy - 7.3%
Antero Resources Finance Corp. 9.375% 12/1/17 (c)	1,480,000	1,531,800
Atlas Pipeline Partners LP 8.125% 12/15/15	1,310,000	1,267,425
Chesapeake Energy Corp.:
7.5% 9/15/13	1,175,000	1,186,750
7.5% 6/15/14	500,000	507,500
7.625% 7/15/13	445,000	463,913
9.5% 2/15/15	2,920,000	3,175,500
Compagnie Generale de Geophysique SA:
7.5% 5/15/15	390,000	389,025
7.75% 5/15/17	605,000	603,488
9.5% 5/15/16	1,140,000	1,216,950
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Continental Resources, Inc. 7.375% 10/1/20 (c)	$ 595,000	$ 597,975
Denbury Resources, Inc. 9.75% 3/1/16	1,415,000	1,563,575
Drummond Co., Inc. 7.375% 2/15/16	2,530,000	2,479,400
Forest Oil Corp. 8.5% 2/15/14	1,820,000	1,920,100
Frontier Oil Corp. 8.5% 9/15/16	1,395,000	1,429,875
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (c)	445,000	453,344
Hercules Offshore, Inc. 10.5% 10/15/17 (c)	900,000	897,750
LINN Energy LLC 8.625% 4/15/20 (c)	1,515,000	1,516,894
OPTI Canada, Inc.:
8.25% 12/15/14	1,095,000	1,034,775
9% 12/15/12 (c)	775,000	798,250
Parker Drilling Co. 9.125% 4/1/18 (c)	1,300,000	1,329,250
Petrohawk Energy Corp.:
7.875% 6/1/15	410,000	417,688
9.125% 7/15/13	605,000	635,250
10.5% 8/1/14	1,355,000	1,490,500
Petroleum Development Corp. 12% 2/15/18	615,000	651,900
Pioneer Natural Resources Co.:
6.65% 3/15/17	1,210,000	1,197,900
7.5% 1/15/20	1,530,000	1,560,600
Plains Exploration & Production Co.:
7% 3/15/17	3,175,000	3,147,060
10% 3/1/16	1,515,000	1,674,075
Quicksilver Resources, Inc.:
7.125% 4/1/16	1,360,000	1,288,600
9.125% 8/15/19	945,000	996,975
11.75% 1/1/16	1,030,000	1,174,200
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.375% 3/15/20	1,375,000	1,397,344
Venoco, Inc. 11.5% 10/1/17	900,000	942,750
		40,938,381
Environmental - 0.1%
Clean Harbors, Inc. 7.625% 8/15/16	490,000	497,350
Food and Drug Retail - 1.4%
Albertsons, Inc.:
7.75% 6/15/26	170,000	144,500
8% 5/1/31	1,045,000	898,700
Rite Aid Corp.:
8.625% 3/1/15	885,000	756,675
9.375% 12/15/15	330,000	282,150
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Food and Drug Retail - continued
Rite Aid Corp.: - continued
9.5% 6/15/17	$ 360,000	$ 302,400
SUPERVALU, Inc.:
7.5% 11/15/14	220,000	223,300
8% 5/1/16	1,430,000	1,447,875
The Great Atlantic & Pacific Tea Co. 11.375% 8/1/15 (c)	1,065,000	1,035,713
Tops Markets LLC 10.125% 10/15/15 (c)	2,440,000	2,537,600
		7,628,913
Food/Beverage/Tobacco - 0.6%
Dean Foods Co. 7% 6/1/16	1,625,000	1,592,500
Dole Food Co., Inc. 8% 10/1/16 (c)	1,615,000	1,655,375
		3,247,875
Gaming - 2.4%
American Casino & Entertainment Properties LLC 11% 6/15/14	1,260,000	1,168,650
Chukchansi Economic Development Authority 8% 11/15/13 (c)	90,000	73,800
MGM Mirage, Inc.:
5.875% 2/27/14	285,000	237,975
6.75% 9/1/12	590,000	554,600
NCL Corp. Ltd. 11.75% 11/15/16 (c)	755,000	824,838
Scientific Games Corp.:
7.875% 6/15/16 (c)	670,000	675,025
9.25% 6/15/19	890,000	941,175
9.25% 6/15/19 (c)	835,000	883,013
Seminole Hard Rock Entertainment, Inc. 2.757% 3/15/14 (c)(d)	525,000	467,250
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	1,565,000	1,545,438
7.25% 5/1/12	1,320,000	1,303,500
Snoqualmie Entertainment Authority:
4.1356% 2/1/14 (c)(d)	800,000	584,000
9.125% 2/1/15 (c)	355,000	273,350
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14	1,914,000	1,923,570
6.625% 12/1/14	1,835,000	1,844,175
		13,300,359
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - 7.0%
Apria Healthcare Group, Inc.:
11.25% 11/1/14 (c)	$ 1,867,000	$ 2,007,025
12.375% 11/1/14 (c)	455,000	492,538
Biomet, Inc.:
10% 10/15/17	1,770,000	1,947,000
10.375% 10/15/17 pay-in-kind (d)	485,000	532,288
11.625% 10/15/17	2,150,000	2,402,625
Community Health Systems, Inc. 8.875% 7/15/15	2,945,000	3,040,713
DJO Finance LLC / DJO Finance Corp. 10.875% 11/15/14	3,525,000	3,833,438
HCA, Inc.:
8.5% 4/15/19 (c)	1,740,000	1,872,675
9.125% 11/15/14	2,415,000	2,544,806
9.25% 11/15/16	2,685,000	2,852,813
9.625% 11/15/16 pay-in-kind (d)	1,456,000	1,550,640
9.875% 2/15/17 (c)	240,000	258,600
Inverness Medical Innovations, Inc.:
7.875% 2/1/16 (c)	830,000	809,250
9% 5/15/16	1,340,000	1,366,800
Omega Healthcare Investors, Inc.:
7% 4/1/14	5,010,000	4,997,475
7% 1/15/16	435,000	435,000
7.5% 2/15/20 (c)	820,000	840,500
Psychiatric Solutions, Inc.:
7.75% 7/15/15	455,000	462,963
7.75% 7/15/15 (c)	375,000	375,000
Valeant Pharmaceuticals International 8.375% 6/15/16 (c)	1,345,000	1,392,075
Vanguard Health Holding Co. II LLC/Vanguard Health Holding Co. II, Inc. 8% 2/1/18 (c)	2,365,000	2,305,875
Ventas Realty LP:
6.5% 6/1/16	1,400,000	1,421,000
6.5% 6/1/16	215,000	218,225
6.625% 10/15/14	1,245,000	1,269,900
		39,229,224
Homebuilding/Real Estate - 0.7%
DuPont Fabros Technology LP 8.5% 12/15/17 (c)	670,000	690,100
Lennar Corp. 12.25% 6/1/17	760,000	927,200
Ryland Group, Inc. 8.4% 5/15/17	780,000	854,100
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Homebuilding/Real Estate - continued
Standard Pacific Corp.:
7% 8/15/15	$ 485,000	$ 441,350
10.75% 9/15/16	1,100,000	1,160,500
		4,073,250
Hotels - 1.2%
Host Hotels & Resorts LP:
6.875% 11/1/14	130,000	131,625
9% 5/15/17 (c)	1,025,000	1,117,250
Host Marriott LP:
6.375% 3/15/15	550,000	544,500
7.125% 11/1/13	2,530,000	2,561,625
ITT Corp. 7.375% 11/15/15	800,000	834,000
Starwood Hotels & Resorts Worldwide, Inc.:
7.15% 12/1/19	490,000	499,800
7.875% 10/15/14	935,000	1,012,138
		6,700,938
Insurance - 0.4%
American International Group, Inc.:
5.45% 5/18/17	485,000	446,173
5.6% 10/18/16	1,335,000	1,242,578
8.25% 8/15/18	300,000	314,784
Provident Companies, Inc. 7% 7/15/18	365,000	372,212
		2,375,747
Leisure - 2.1%
Equinox Holdings, Inc. 9.5% 2/1/16 (c)	1,465,000	1,465,000
GWR Operating Partnership LLP 10.875% 4/1/17 (c)	920,000	894,700
Royal Caribbean Cruises Ltd.:
11.875% 7/15/15	660,000	777,975
yankee:
7% 6/15/13	1,045,000	1,058,063
7.25% 6/15/16	2,995,000	2,980,025
7.5% 10/15/27	2,180,000	1,934,750
Town Sports International Holdings, Inc. 11% 2/1/14	1,629,000	1,402,976
Universal City Development Partners Ltd./UCDP Finance, Inc.:
8.875% 11/15/15 (c)	560,000	564,200
10.875% 11/15/16 (c)	485,000	503,770
		11,581,459
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Metals/Mining - 1.9%
Arch Coal, Inc. 8.75% 8/1/16 (c)	$ 470,000	$ 492,325
Arch Western Finance LLC 6.75% 7/1/13	1,015,000	1,022,613
CONSOL Energy, Inc.:
8% 4/1/17 (c)	1,305,000	1,340,888
8.25% 4/1/20 (c)	870,000	896,100
Drummond Co., Inc. 9% 10/15/14 (c)	375,000	390,000
FMG Finance Property Ltd.:
10% 9/1/13 (c)	1,055,000	1,139,400
10.625% 9/1/16 (c)	1,225,000	1,405,688
Massey Energy Co. 6.875% 12/15/13	2,005,000	2,032,569
Severstal Columbus LLC 10.25% 2/15/18 (c)	1,870,000	1,972,850
		10,692,433
Paper - 1.6%
Boise Paper LLC/Boise Co-Issuer Co. 8% 4/1/20 (c)	1,395,000	1,395,000
Domtar Corp.:
5.375% 12/1/13	365,000	371,388
7.125% 8/15/15	2,175,000	2,262,000
10.75% 6/1/17	1,135,000	1,379,025
Rock-Tenn Co.:
9.25% 3/15/16	2,310,000	2,517,900
9.25% 3/15/16 (c)	245,000	267,050
Verso Paper Holdings LLC/Verso Paper, Inc. 11.5% 7/1/14 (c)	835,000	903,888
		9,096,251
Restaurants - 0.1%
Carrols Corp. 9% 1/15/13	835,000	849,613
Services - 4.4%
ARAMARK Corp.:
3.7488% 2/1/15 (d)	1,780,000	1,655,400
8.5% 2/1/15	2,570,000	2,621,400
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
2.75% 5/15/14 (d)	975,000	850,688
7.625% 5/15/14	3,165,000	3,125,438
7.75% 5/15/16	2,925,000	2,873,813
9.625% 3/15/18 (c)	420,000	438,900
FTI Consulting, Inc.:
7.625% 6/15/13	1,585,000	1,600,850
7.75% 10/1/16	760,000	771,400
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Services - continued
Hertz Corp.:
8.875% 1/1/14	$ 1,890,000	$ 1,923,075
10.5% 1/1/16	1,250,000	1,342,188
McJunkin Red Man Corp. 9.5% 12/15/16 (c)	3,070,000	3,131,400
Rural/Metro Corp. 12.75% 3/15/16	870,000	926,550
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (c)(d)	1,360,000	1,438,200
United Rentals North America, Inc.:
7.75% 11/15/13	905,000	868,800
9.25% 12/15/19	1,095,000	1,119,638
		24,687,740
Shipping - 2.6%
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (c)	1,085,000	1,124,331
9.5% 12/15/14	2,075,000	2,090,563
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	240,000	208,800
8.125% 3/30/18	1,305,000	1,305,000
Ship Finance International Ltd. 8.5% 12/15/13	9,465,000	9,275,662
Teekay Corp. 8.5% 1/15/20	625,000	651,563
		14,655,919
Steels - 1.8%
Algoma Acquisition Corp. 9.875% 6/15/15 (c)	555,000	510,600
Edgen Murray Corp. 12.25% 1/15/15 (c)	2,305,000	2,157,941
Essar Steel Algoma, Inc. 9.375% 3/15/15 (c)	1,440,000	1,454,400
Steel Dynamics, Inc.:
6.75% 4/1/15	1,755,000	1,772,550
7.375% 11/1/12	1,875,000	1,950,000
Tube City IMS Corp. 9.75% 2/1/15	775,000	762,406
United States Steel Corp. 7.375% 4/1/20	1,650,000	1,647,938
		10,255,835
Super Retail - 2.7%
AutoNation, Inc. 6.75% 4/15/18	1,150,000	1,132,612
Federated Retail Holdings, Inc. 5.9% 12/1/16	1,495,000	1,491,263
Intcomex, Inc. 13.25% 12/15/14 (c)	1,210,000	1,222,100
Ltd. Brands, Inc. 8.5% 6/15/19	925,000	1,022,125
Neiman Marcus Group, Inc. 9% 10/15/15 pay-in-kind (d)	1,250,000	1,271,875
Netflix, Inc. 8.5% 11/15/17	2,220,000	2,331,000
QVC, Inc. 7.125% 4/15/17 (c)	725,000	728,625
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Super Retail - continued
Sonic Automotive, Inc. 9% 3/15/18 (c)	$ 1,455,000	$ 1,491,375
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14	955,000	931,125
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (c)	2,315,000	2,601,481
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (c)	1,140,000	1,182,750
		15,406,331
Technology - 5.7%
Advanced Micro Devices, Inc. 8.125% 12/15/17 (c)	855,000	880,650
Amkor Technology, Inc.:
7.75% 5/15/13	2,170,000	2,186,275
9.25% 6/1/16	2,145,000	2,252,250
Avaya, Inc.:
9.75% 11/1/15	1,070,000	1,043,250
10.875% 11/1/15 pay-in-kind (d)	2,987,000	2,731,269
First Data Corp. 10.55% 9/24/15 pay-in-kind (d)	2,089,708	1,765,191
Freescale Semiconductor, Inc.:
9.875% 12/15/14 pay-in-kind (d)	2,639,442	2,403,606
10.125% 12/15/16	1,185,000	1,045,763
10.125% 3/15/18 (c)	2,400,000	2,574,000
Jabil Circuit, Inc.:
7.75% 7/15/16	1,340,000	1,410,350
8.25% 3/15/18	140,000	151,200
Lucent Technologies, Inc.:
6.45% 3/15/29	1,875,000	1,321,875
6.5% 1/15/28	2,150,000	1,510,375
Seagate Technology HDD Holdings 6.8% 10/1/16	1,690,000	1,685,775
Seagate Technology International 10% 5/1/14 (c)	310,000	351,850
Terremark Worldwide, Inc. 12.25% 6/15/17 (c)	1,580,000	1,785,400
Viasystems, Inc. 12% 1/15/15 (c)	740,000	802,900
Xerox Capital Trust I 8% 2/1/27	6,230,000	6,112,334
		32,014,313
Telecommunications - 14.4%
Cincinnati Bell, Inc.:
8.25% 10/15/17	1,165,000	1,176,650
8.375% 1/15/14	2,030,000	2,088,363
Citizens Communications Co.:
7.875% 1/15/27	425,000	378,250
9% 8/15/31	1,020,000	994,500
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (c)	3,015,000	3,071,381
Clearwire Escrow Corp. 12% 12/1/15 (c)	2,280,000	2,322,636
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Cleveland Unlimited, Inc. 13% 12/15/10 (c)(d)	$ 585,000	$ 564,525
Cricket Communications, Inc.:
7.75% 5/15/16	1,355,000	1,405,813
9.375% 11/1/14	1,215,000	1,236,263
10% 7/15/15	585,000	608,400
Crown Castle International Corp. 9% 1/15/15	995,000	1,077,088
Digicel Group Ltd.:
8.25% 9/1/17 (c)	1,430,000	1,415,700
8.875% 1/15/15 (c)	4,280,000	4,183,700
9.125% 1/15/15 pay-in-kind (c)(d)	770,000	760,375
10.5% 4/15/18 (c)	410,000	425,375
12% 4/1/14 (c)	1,355,000	1,534,538
Equinix, Inc. 8.125% 3/1/18	1,380,000	1,435,200
Frontier Communications Corp.:
7.875% 4/15/15 (c)	870,000	894,969
8.125% 10/1/18	1,670,000	1,674,175
8.25% 5/1/14	1,070,000	1,118,150
8.25% 4/15/17 (c)	1,280,000	1,302,400
8.5% 4/15/20 (c)	435,000	439,350
Intelsat Bermuda Ltd. 12.5% 2/4/17 pay-in-kind (d)	3,754,609	3,771,035
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16	2,880,000	3,074,400
11.5% 6/15/16	1,390,000	1,497,725
Intelsat Ltd.:
6.5% 11/1/13	2,880,000	2,815,200
7.625% 4/15/12	1,375,000	1,402,500
11.25% 6/15/16	580,000	626,400
Intelsat Subsidiary Holding Co. Ltd.:
8.875% 1/15/15 (c)	245,000	251,738
8.875% 1/15/15	1,225,000	1,258,688
MetroPCS Wireless, Inc.:
9.25% 11/1/14	1,885,000	1,927,413
9.25% 11/1/14	1,210,000	1,237,225
Nextel Communications, Inc.:
5.95% 3/15/14	1,745,000	1,627,213
6.875% 10/31/13	2,435,000	2,374,125
7.375% 8/1/15	3,385,000	3,215,750
NII Capital Corp.:
8.875% 12/15/19 (c)	1,250,000	1,296,875
10% 8/15/16 (c)	1,130,000	1,237,350
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
PAETEC Holding Corp.:
8.875% 6/30/17	$ 1,190,000	$ 1,222,725
8.875% 6/30/17 (c)	465,000	477,788
9.5% 7/15/15	455,000	461,825
Qwest Communications International, Inc.:
7.125% 4/1/18 (c)	1,140,000	1,171,350
7.5% 2/15/14	525,000	534,188
8% 10/1/15 (c)	1,640,000	1,746,600
Qwest Corp.:
3.507% 6/15/13 (d)	1,400,000	1,412,250
8.375% 5/1/16	880,000	991,144
Sprint Capital Corp.:
6.875% 11/15/28	2,470,000	1,988,350
8.375% 3/15/12	1,170,000	1,216,800
Sprint Nextel Corp.:
6% 12/1/16	2,705,000	2,441,263
8.375% 8/15/17	2,390,000	2,392,868
tw telecom holdings, Inc. 8% 3/1/18 (c)	1,100,000	1,122,000
U.S. West Communications 7.5% 6/15/23	1,750,000	1,754,375
Wind Acquisition Finance SA 11.75% 7/15/17 (c)	2,070,000	2,277,000
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (c)(d)	2,215,000	2,112,202
		81,044,166
Trucking & Freight - 0.2%
Swift Transportation Co., Inc. 12.5% 5/15/17 (c)	1,230,000	1,131,600
TOTAL NONCONVERTIBLE BONDS		494,548,613
TOTAL CORPORATE BONDS (Cost $459,405,892)		497,328,753
Commercial Mortgage Securities - 0.1%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (c)(d) (Cost $506,410)	677,462	230,337
Common Stocks - 0.2%
	Shares	Value
Cable TV - 0.0%
Charter Communications, Inc. Class A (a)	6,551	$ 226,010
Textiles & Apparel - 0.2%
Arena Brands Holding Corp. Class B (a)(e)	144,445	1,029,893
TOTAL COMMON STOCKS (Cost $6,050,284)		1,255,903
Preferred Stocks - 0.6%

Convertible Preferred Stocks - 0.0%
Electric Utilities - 0.0%
AES Trust III 6.75%	6,600	298,254
Nonconvertible Preferred Stocks - 0.6%
Banks and Thrifts - 0.3%
Citigroup Capital XII 8.50%	69,570	1,789,340
Diversified Financial Services - 0.3%
JPMorgan Chase Capital XXIX 6.70%	56,225	1,397,191
TOTAL NONCONVERTIBLE PREFERRED STOCKS		3,186,531
TOTAL PREFERRED STOCKS (Cost $3,474,042)		3,484,785
Floating Rate Loans - 7.5%
	Principal Amount
Air Transportation - 0.5%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5013% 4/30/14 (d)	$ 845,631	769,524
United Air Lines, Inc. Tranche B, term loan 2.25% 2/1/14 (d)	2,339,711	2,041,398
		2,810,922
Automotive - 1.1%
Federal-Mogul Corp.:
Tranche B, term loan 2.1685% 12/27/14 (d)	1,673,639	1,552,300
Tranche C, term loan 2.1762% 12/27/15 (d)	993,148	913,696
Ford Motor Co. term loan 3.2584% 12/15/13 (d)	3,704,452	3,574,797
		6,040,793
Broadcasting - 0.3%
Univision Communications, Inc. Tranche 1LN, term loan 2.5401% 9/29/14 (d)	1,755,000	1,566,338
Floating Rate Loans - continued
	Principal Amount	Value
Cable TV - 0.4%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.3049% 3/6/14 (d)	$ 2,584,846	$ 2,487,914
Capital Goods - 0.1%
Dresser, Inc. Tranche 2LN, term loan 6% 5/4/15 pay-in-kind (d)	880,000	831,600
Chemicals - 0.4%
CF Industries Holdings, Inc. term loan 10% 3/17/11 (d)	2,255,000	2,255,000
Containers - 0.4%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 3/2/16 (d)	1,045,000	1,043,694
Tranche 2LN, term loan 10% 9/2/16 (d)	1,045,000	1,029,325
		2,073,019
Diversified Financial Services - 0.8%
Blackstone UTP Capital LLC term loan 7.75% 11/2/14	1,795,500	1,822,433
Clear Channel Capital I LLC Tranche B, term loan 3.8979% 1/29/16 (d)	985,000	797,850
International Lease Finance Corp.:
Tranche 1LN, term loan 6.8558% 3/17/15 (d)	972,000	995,134
Tranche 2LN, term loan 7% 3/17/16 (d)	713,000	721,913
		4,337,330
Electric Utilities - 1.5%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.2462% 3/30/12 (d)	592,417	555,391
term loan 3.2901% 3/30/14 (d)	4,749,204	4,452,379
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7295% 10/10/14 (d)	436,641	357,500
Tranche B3, term loan 3.7295% 10/10/14 (d)	3,517,301	2,866,600
		8,231,870
Gaming - 0.3%
Las Vegas Sands LLC:
term loan 2.05% 5/23/14 (d)	357,364	323,414
Tranche B, term loan 2.05% 5/23/14 (d)	1,739,338	1,574,101
		1,897,515
Healthcare - 0.0%
PTS Acquisition Corp. term loan 2.4962% 4/10/14 (d)	237,632	222,780
Publishing/Printing - 0.3%
Newsday LLC term loan 10.5% 8/1/13	1,470,000	1,602,300
Floating Rate Loans - continued
	Principal Amount	Value
Services - 0.2%
ServiceMaster Co.:
term loan 2.7442% 7/24/14 (d)	$ 934,061	$ 887,358
Tranche DD, term loan 2.75% 7/24/14 (d)	95,715	90,929
		978,287
Technology - 0.8%
Avaya, Inc. term loan 3.0019% 10/26/14 (d)	1,142,052	1,016,426
First Data Corp.:
Tranche B1, term loan 3.0002% 9/24/14 (d)	416,794	368,863
Tranche B2, term loan 3.0323% 9/24/14 (d)	382,061	337,646
Tranche B3, term loan 3.0323% 9/24/14 (d)	1,304,962	1,151,629
Freescale Semiconductor, Inc. term loan 4.4788% 12/1/16 (d)	813,816	767,022
Kronos, Inc. Tranche 2LN, term loan 6.0401% 6/11/15 (d)	730,000	688,025
		4,329,611
Telecommunications - 0.4%
Asurion Corp. Tranche 2LN, term loan 6.73% 7/3/15 (d)	2,040,000	2,024,700
Intelsat Jackson Holdings Ltd. term loan 3.2281% 2/1/14 (d)	605,000	562,650
		2,587,350
TOTAL FLOATING RATE LOANS (Cost $39,205,158)		42,252,629
Cash Equivalents - 2.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.01%, dated 3/31/10 due 4/1/10 (Collateralized by U.S. Government Obligations) # (Cost $11,781,000)	$ 11,781,004	11,781,000
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $520,422,786)		556,333,407
NET OTHER ASSETS - 0.9%		4,905,800
NET ASSETS - 100%		$ 561,239,207
Legend
(a) Non-income producing
(b) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $149,397,187 or 26.6% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,029,893 or 0.2% of net assets.

Additional information on each holding is as follows:
Security A	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 5,834,134
A Acquired as a result of an in-kind exchange and represents the original acquisition date and cost.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$11,781,000 due 4/01/10 at 0.01%
BNP Paribas Securities Corp.	$ 6,845,160
Bank of America, NA	2,752,892
Barclays Capital, Inc.	909,562
Mizuho Securities USA, Inc.	1,091,474
Wachovia Capital Markets LLC	181,912
$ 11,781,000
Other Information

The following is a summary of the inputs used, as of March 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,255,903	$ 226,010	$ -	$ 1,029,893
Financials	3,186,531	-	3,186,531	-
Utilities	298,254	-	298,254	-
Corporate Bonds	497,328,753	-	497,328,753	-
Commercial Mortgage Securities	230,337	-	-	230,337
Floating Rate Loans	42,252,629	-	42,252,629	-
Cash Equivalents	11,781,000	-	11,781,000	-
Total Investments in Securities:	$ 556,333,407	$ 226,010	$ 554,847,167	$ 1,260,230
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,215,780
Total Realized Gain (Loss)	(21,838)
Total Unrealized Gain (Loss)	84,963
Cost of Purchases	-
Proceeds of Sales	(15,139)
Amortization/Accretion	(3,536)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,260,230
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2010	$ 68,112

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	85.4%
Bermuda	6.0%
Canada	2.9%
Cayman Islands	1.3%
Liberia	1.1%
Others (Individually Less Than 1%)	3.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $11,781,000) - See accompanying schedule: Unaffiliated issuers (cost $520,422,786)		$ 556,333,407
Cash		297,317
Receivable for investments sold		9,456,456
Receivable for fund shares sold		205,433
Interest receivable		11,195,035
Other receivables		310
Total assets		577,487,958

Liabilities
Payable for investments purchased	$ 16,245,547
Distributions payable	306
Other payables and accrued expenses	2,898
Total liabilities		16,248,751

Net Assets		$ 561,239,207
Net Assets consist of:
Paid in capital		$ 525,328,586
Net unrealized appreciation (depreciation) on investments		35,910,621
Net Assets, for 6,016,823 shares outstanding		$ 561,239,207
Net Asset Value, offering price and redemption price per share ($561,239,207 ÷ 6,016,823 shares)		$ 93.28

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2010 (Unaudited)

Investment Income
Dividends		$ 11,138
Interest (including $10,575 from affiliated interfund lending)		24,604,220
Total income		24,615,358

Expenses
Custodian fees and expenses	$ 6,151
Independent directors' compensation	1,451
Total expenses before reductions	7,602
Expense reductions	(1,570)	6,032
Net investment income		24,609,326
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		15,860,292
Change in net unrealized appreciation (depreciation) on investment securities		8,655,252
Net gain (loss)		24,515,544
Net increase (decrease) in net assets resulting from operations		$ 49,124,870

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2010 (Unaudited)	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 24,609,326	$ 41,745,233
Net realized gain (loss)	15,860,292	(24,478,996)
Change in net unrealized appreciation (depreciation)	8,655,252	65,551,999
Net increase (decrease) in net assets resulting from operations	49,124,870	82,818,236
Distributions to partners from net investment income	(21,048,348)	(35,394,875)
Affiliated share transactions Proceeds from sales of shares	9,320,614	181,258,660
Reinvestment of distributions	21,046,552	35,391,336
Cost of shares redeemed	(5,589,578)	(5,765,813)
Net increase (decrease) in net assets resulting from share transactions	24,777,588	210,884,183
Total increase (decrease) in net assets	52,854,110	258,307,544

Net Assets
Beginning of period	508,385,097	250,077,553
End of period	$ 561,239,207	$ 508,385,097
Other Information Shares
Sold	102,023	2,435,953
Issued in reinvestment of distributions	231,278	457,367
Redeemed	(61,320)	(73,101)
Net increase (decrease)	271,981	2,820,219

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 88.49	$ 85.51	$ 98.50	$ 98.25	$ 97.30	$ 100.00
Income from Investment Operations
Net investment income D	4.198	8.314	8.305	8.377	7.858	6.548
Net realized and unrealized gain (loss)	4.185	1.745	(13.548)	(.027)	.757	(2.855)
Total from investment operations	8.383	10.059	(5.243)	8.350	8.615	3.693
Distributions to partners from net investment income	(3.593)	(7.079)	(7.747)	(8.100)	(7.665)	(6.393)
Net asset value, end of period	$ 93.28	$ 88.49	$ 85.51	$ 98.50	$ 98.25	$ 97.30
Total Return B, C	9.64%	13.45%	(5.71)%	8.70%	9.23%	3.83%
Ratios to Average Net Assets G
Expenses before reductions	-% A,E	-% E	-% E	-% E	.01%	.01% A
Expenses net of fee waivers, if any	-% A,E	-% E	-% E	-% E	.01%	.01% A
Expenses net of all reductions	-% A,E	-% E	-% E	-% E	.01%	.01% A
Net investment income	9.28% A	10.77%	8.83%	8.36%	8.07%	7.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 561,239	$ 508,385	$ 250,078	$ 297,420	$ 588,163	$ 1,048,098
Portfolio turnover rate	89% A	54%	55%	62%	57%	113% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount represents less than .01%.

F For the period November 12, 2004 (commencement of operations) to September 30, 2005.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2010 (Unaudited)

1. Organization.

Fidelity High Income Central Fund 1 (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each Fund, in accordance with the Partnership Agreement.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Semiannual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and term loan fee income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 49,677,819
Gross unrealized depreciation	(9,299,596)
Net unrealized appreciation (depreciation)	$ 40,378,223

Tax Cost	$ 515,955,184

Semiannual Report

Notes to Financial Statements - continued

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $259,317,584 and $226,891,237, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Lender	$ 8,663,784.38%

6. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $1,451.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $119.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all outstanding shares of the Fund.

Semiannual Report

Fidelity® International Equity
Central Fund

Semiannual Report

March 31, 2010

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

INTCEN-SANN-0510
1.859211.102

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2009 to March 31, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During Period* October 1, 2009 to March 31, 2010
Actual	.0268%	$ 1,000.00	$ 1,034.20	$ .14
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.80	$ .14

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Money Market Central Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of March 31, 2010
United Kingdom 21.3%
Japan 19.7%
France 9.7%
Germany 7.8%
Switzerland 6.4%
Spain 4.5%
Australia 3.5%
Netherlands 3.3%
United States of America 2.3%
Other 21.5%

As of September 30, 2009
United Kingdom 20.6%
Japan 16.7%
France 11.8%
Germany 7.7%
Switzerland 7.6%
Spain 3.8%
Netherlands 3.6%
United States of America 3.5%
Australia 3.5%
Other 21.2%

Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.9	98.3
Short-Term Investments and Net Other Assets	1.1	1.7
Top Ten Stocks as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
HSBC Holdings PLC (Hong Kong) (United Kingdom, Commercial Banks)	2.1	2.9
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	2.0	1.5
Anglo American PLC (United Kingdom) (United Kingdom, Metals & Mining)	1.9	0.5
Nestle SA (Switzerland, Food Products)	1.8	1.9
Banco Santander SA (Spain, Commercial Banks)	1.6	1.4
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.5	1.8
Novartis AG (Switzerland, Pharmaceuticals)	1.3	0.2
BG Group PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.2	0.7
Rio Tinto PLC (United Kingdom, Metals & Mining)	1.2	0.8
Telefonica SA (Spain, Diversified Telecommunication Services)	1.2	1.7
	15.8
Market Sectors as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.9	23.4
Industrials	10.6	10.9
Materials	10.5	10.1
Consumer Staples	9.6	10.6
Consumer Discretionary	9.7	9.3
Energy	7.9	7.9
Health Care	7.6	7.8
Information Technology	6.9	5.9
Utilities	5.5	5.9
Telecommunication Services	5.7	6.5

Semiannual Report

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Australia - 3.5%
Australia & New Zealand Banking Group Ltd.	459,482	$ 10,692,300
Macquarie Group Ltd.	225,217	9,764,643
Orica Ltd.	320,000	7,866,401
QBE Insurance Group Ltd.	145,873	2,788,159
Rio Tinto Ltd.	150,000	10,790,976
Wesfarmers Ltd.	173,171	5,051,485
Westfield Group unit	1,000,843	11,075,585
TOTAL AUSTRALIA		58,029,549
Bailiwick of Jersey - 2.3%
Experian PLC	1,023,700	10,076,542
Heritage Oil PLC (a)	550,000	4,683,326
Informa PLC	1,405,485	8,262,331
Shire PLC sponsored ADR	81,000	5,342,760
United Business Media Ltd.	1,154,700	9,613,348
TOTAL BAILIWICK OF JERSEY		37,978,307
Belgium - 0.9%
Anheuser-Busch InBev SA NV	226,776	11,423,695
Anheuser-Busch InBev SA NV (strip VVPR) (a)	157,000	1,484
Fortis	1,104,600	3,932,868
TOTAL BELGIUM		15,358,047
Bermuda - 0.3%
Huabao International Holdings Ltd.	3,573,000	4,293,536
Brazil - 0.2%
BM&F BOVESPA SA	286,300	1,921,811
Vivo Participacoes SA sponsored ADR	32,300	875,653
TOTAL BRAZIL		2,797,464
Canada - 0.9%
InterOil Corp. (a)(c)	19,200	1,244,160
Niko Resources Ltd.	18,200	1,941,513
Open Text Corp. (a)	24,300	1,158,886
Petrobank Energy & Resources Ltd. (a)	74,400	4,074,966
Suncor Energy, Inc.	150,200	4,885,383
Talisman Energy, Inc.	140,500	2,403,235
TOTAL CANADA		15,708,143
Cayman Islands - 0.9%
Belle International Holdings Ltd.	4,420,000	5,943,240
Hengdeli Holdings Ltd.	13,040,000	5,559,120
Mindray Medical International Ltd. sponsored ADR	36,700	1,336,614
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Shanda Games Ltd. sponsored ADR	111,100	$ 799,920
Trina Solar Ltd. ADR (a)(c)	74,000	1,806,340
TOTAL CAYMAN ISLANDS		15,445,234
China - 1.8%
Baidu.com, Inc. sponsored ADR (a)	1,800	1,074,600
China Construction Bank Corp. (H Shares)	2,013,000	1,648,927
China Life Insurance Co. Ltd. (H Shares)	418,000	2,003,102
China Merchants Bank Co. Ltd. (H Shares) (c)	4,921,160	13,310,282
Industrial & Commercial Bank of China Ltd. (H Shares)	7,737,000	5,899,223
NetEase.com, Inc. sponsored ADR (a)	35,400	1,255,638
Parkson Retail Group Ltd.	2,551,500	4,403,529
TOTAL CHINA		29,595,301
Denmark - 1.3%
Carlsberg AS:
Series A	4,500	380,658
Series B	70,200	5,892,406
Novo Nordisk AS Series B	99,524	7,723,550
Vestas Wind Systems AS (a)	45,415	2,468,005
William Demant Holding AS (a)	84,800	6,000,816
TOTAL DENMARK		22,465,435
Finland - 1.1%
Fortum Corp. (c)	208,900	5,109,940
Neste Oil Oyj	73,700	1,285,146
Nokia Corp.	504,791	7,867,013
Nokian Tyres PLC (c)	163,500	4,246,743
TOTAL FINLAND		18,508,842
France - 9.7%
Accor SA	103,609	5,732,134
ALTEN (a)	46,300	1,304,843
Atos Origin SA (a)	37,700	1,893,257
AXA SA	491,167	10,896,866
BNP Paribas SA	66,534	5,109,865
Carrefour SA	234,931	11,323,611
CFAO SA	12,626	470,518
CNP Assurances	8,679	819,653
Compagnie de St. Gobain	108,980	5,240,295
Compagnie Generale de Geophysique SA (a)	76,500	2,170,416
Credit Agricole SA	408,600	7,152,572
Danone	158,757	9,563,715
Common Stocks - continued
	Shares	Value
France - continued
EDF SA	87,800	$ 4,791,095
Essilor International SA	55,077	3,516,534
Iliad Group SA (c)	66,008	6,807,137
L'Oreal SA	39,200	4,122,488
Pernod-Ricard SA	66,997	5,689,285
PPR SA	60,000	7,988,310
Remy Cointreau SA	60,700	3,136,022
Sanofi-Aventis	228,358	17,042,607
Schneider Electric SA	113,123	13,268,738
Societe Generale Series A	201,622	12,681,085
Suez Environnement SA	181,800	4,184,296
Technip SA	53,000	4,309,543
Total SA Series B	159,822	9,276,080
Veolia Environnement	118,900	4,124,163
TOTAL FRANCE		162,615,128
Germany - 7.6%
Allianz AG	47,657	5,957,125
Bayerische Motoren Werke AG (BMW)	214,020	9,880,646
Beiersdorf AG	45	2,692
Deutsche Bank AG	149,822	11,516,817
Deutsche Boerse AG	147,736	10,951,140
Deutsche Post AG	333,175	5,780,500
E.ON AG	443,674	16,381,058
HeidelbergCement AG	275,000	15,340,575
Kabel Deutschland Holding AG	120,300	3,404,149
MAN SE (c)	123,563	10,344,248
Metro AG	137,800	8,174,674
Munich Re Group	57,981	9,409,540
RWE AG	39,213	3,474,504
SAP AG	148,371	7,147,031
Siemens AG	59,612	5,959,412
Symrise AG	134,373	3,199,803
TOTAL GERMANY		126,923,914
Greece - 1.6%
Coca-Cola Hellenic Bottling Co. SA	124,900	3,367,301
EFG Eurobank Ergasias SA	530,300	4,870,678
Hellenic Telecommunications Organization SA	202,280	2,510,888
National Bank of Greece SA (a)	306,100	6,160,394
Public Power Corp. of Greece (a)	299,700	5,262,462
Common Stocks - continued
	Shares	Value
Greece - continued
Sarantis SA	465,498	$ 3,106,016
Terna Energy SA	251,753	1,832,831
TOTAL GREECE		27,110,570
Hong Kong - 1.3%
China Unicom (Hong Kong) Ltd. sponsored ADR	114,500	1,276,675
Henderson Land Development Co. Ltd.	1,402,000	9,877,245
Hong Kong Exchanges and Clearing Ltd.	228,600	3,815,766
Swire Pacific Ltd. (A Shares)	626,500	7,536,478
TOTAL HONG KONG		22,506,164
Indonesia - 0.2%
PT Telkomunikasi Indonesia Tbk Series B	3,187,000	2,822,371
Ireland - 0.4%
Covidien PLC	40,000	2,011,200
Kerry Group PLC Class A	172,911	5,371,670
United Drug PLC (Ireland)	46,500	161,415
TOTAL IRELAND		7,544,285
Israel - 0.2%
Teva Pharmaceutical Industries Ltd. sponsored ADR	52,800	3,330,624
Italy - 1.3%
Enel SpA	553,121	3,092,996
Fiat SpA	456,900	5,949,180
Intesa Sanpaolo SpA	2,340,633	8,717,817
Saipem SpA	119,860	4,638,289
TOTAL ITALY		22,398,282
Japan - 19.7%
Aisin Seiki Co. Ltd.	248,700	7,467,571
Aozora Bank Ltd. (a)	5,076,000	7,181,366
Astellas Pharma, Inc.	71,500	2,589,820
Canon, Inc.	243,900	11,281,051
Denso Corp.	324,700	9,689,938
Fast Retailing Co. Ltd.	29,500	5,130,652
Fujifilm Holdings Corp.	130,400	4,491,469
Fujitsu Ltd.	612,000	4,017,422
Honda Motor Co. Ltd.	362,800	12,787,541
Japan Tobacco, Inc.	1,666	6,201,926
JFE Holdings, Inc.	250,000	10,086,137
JTEKT Corp.	623,700	7,383,132
Jupiter Telecommunications Co.	1	1,156
Common Stocks - continued
	Shares	Value
Japan - continued
Keyence Corp.	38,500	$ 9,217,886
Kobayashi Pharmaceutical Co. Ltd.	95,600	3,942,986
Mazda Motor Corp. (a)	2,626,000	7,406,346
Mitsubishi Corp.	342,100	8,982,967
Mitsubishi Materials Corp. (a)	2,500,000	7,200,836
Mitsubishi UFJ Financial Group, Inc.	3,519,700	18,448,059
Mitsui & Co. Ltd.	555,000	9,344,223
Mitsui Sumitomo Insurance Group Holdings, Inc.	125,900	3,501,189
Nintendo Co. Ltd.	12,800	4,292,424
Nippon Electric Glass Co. Ltd.	83,000	1,171,477
Nippon Oil Corp.	324,000	1,604,492
Nippon Telegraph & Telephone Corp.	110,000	4,628,282
Nippon Telegraph & Telephone Corp. sponsored ADR	42,700	897,554
Nippon Thompson Co. Ltd.	262,000	1,826,061
Nomura Holdings, Inc.	1,000	7,337
NSK Ltd.	380,000	3,005,483
Omron Corp.	487,800	11,346,152
ORIX Corp.	185,630	16,481,235
Promise Co. Ltd. (a)(c)	233,500	2,170,819
Ricoh Co. Ltd.	269,000	4,212,972
Shin-Etsu Chemical Co., Ltd.	300,000	17,458,019
Shionogi & Co. Ltd.	102,000	1,941,294
SMC Corp.	62,000	8,431,355
SOFTBANK CORP.	190,800	4,707,939
Sompo Japan Insurance, Inc.	274,000	1,863,886
Sony Corp.	66,500	2,547,903
Sony Financial Holdings, Inc.	1	3,287
Sumitomo Metal Industries Ltd.	2,500,000	7,578,773
Sumitomo Mitsui Financial Group, Inc.	423,300	14,023,085
Sumitomo Realty & Development Co. Ltd.	559,000	10,666,189
T&D Holdings, Inc.	50	1,186
THK Co. Ltd.	220,300	4,815,995
Tokio Marine Holdings, Inc.	180,600	5,091,053
Tokyo Electric Power Co.	501,500	13,375,042
Tokyo Electron Ltd.	69,000	4,585,287
Tokyo Gas Co., Ltd.	1,289,000	5,685,220
Toshiba Corp. (a)	959,000	4,963,350
Toyota Motor Corp.	256,100	10,297,070
Tsutsumi Jewelry Co. Ltd.	155,300	3,455,609
TOTAL JAPAN		329,489,503
Common Stocks - continued
	Shares	Value
Korea (South) - 0.4%
NCsoft Corp.	24,485	$ 3,105,395
Samsung Electronics Co. Ltd.	3,853	2,785,590
TOTAL KOREA (SOUTH)		5,890,985
Luxembourg - 0.9%
ArcelorMittal SA (Netherlands) (c)	260,000	11,409,903
Millicom International Cellular SA	19,000	1,693,850
Tenaris SA sponsored ADR (c)	44,700	1,919,418
TOTAL LUXEMBOURG		15,023,171
Mexico - 0.2%
Grupo Modelo SAB de CV Series C (a)	567,200	3,334,258
Netherlands - 3.3%
ASML Holding NV (Netherlands) (c)	101,000	3,581,087
Fugro NV (Certificaten Van Aandelen) unit	32,200	2,104,604
Gemalto NV	72,478	3,136,589
ING Groep NV (Certificaten Van Aandelen) unit (a)	740,068	7,332,527
Koninklijke Ahold NV	6	80
Koninklijke KPN NV	387,218	6,134,970
Koninklijke Philips Electronics NV	476,300	15,283,197
New World Resources BV	620,000	7,297,975
Randstad Holdings NV (a)	202,259	9,612,234
TOTAL NETHERLANDS		54,483,263
Norway - 1.9%
Aker Solutions ASA	190,400	2,979,731
DnB NOR ASA	264,421	3,021,293
Petroleum Geo-Services ASA (a)	204,300	2,676,419
Pronova BioPharma ASA (a)	513,900	1,651,730
Telenor ASA (a)	352,800	4,785,097
Yara International ASA	378,200	16,419,820
TOTAL NORWAY		31,534,090
Papua New Guinea - 0.3%
Lihir Gold Ltd.	2,000,000	5,560,656
Poland - 0.1%
ENEA SA	329,000	2,157,434
Portugal - 0.1%
Galp Energia SGPS SA Class B	104,670	1,818,118
Russia - 0.1%
Vimpel Communications sponsored ADR	49,000	902,090
Common Stocks - continued
	Shares	Value
Singapore - 0.1%
CapitaLand Ltd.	835,000	$ 2,369,768
South Africa - 1.0%
Aveng Ltd.	1,182,500	6,104,106
MTN Group Ltd.	178,600	2,746,202
Naspers Ltd. Class N	170,500	7,408,515
TOTAL SOUTH AFRICA		16,258,823
Spain - 4.5%
Banco Bilbao Vizcaya Argentaria SA	862,893	11,800,462
Banco Popular Espanol SA	995,900	7,331,134
Banco Santander SA	1,966,466	26,084,192
Baron de Ley SA (a)	20,817	966,680
EDP Renovaveis SA (a)	592,494	4,629,629
Inditex SA	57,838	3,812,734
Telefonica SA	855,400	20,269,033
TOTAL SPAIN		74,893,864
Sweden - 1.1%
Elekta AB (B Shares)	72,900	2,039,641
H&M Hennes & Mauritz AB (B Shares)	82,366	5,351,657
Intrum Justitia AB (c)	185,600	2,352,198
Modern Times Group MTG AB (B Shares)	81,300	4,729,494
Telefonaktiebolaget LM Ericsson (B Shares)	413,915	4,340,800
TOTAL SWEDEN		18,813,790
Switzerland - 6.4%
Actelion Ltd. (a)	46,603	2,120,408
Credit Suisse Group	59,869	3,081,894
Kuehne & Nagel International AG	76,209	7,712,701
Nestle SA	583,306	29,876,244
Nobel Biocare Holding AG (Switzerland)	123,861	3,312,985
Novartis AG	397,187	21,487,452
Roche Holding AG (participation certificate)	118,800	19,268,519
Sonova Holding AG Class B	39,680	4,930,361
Swiss Reinsurance Co.	98,161	4,832,169
Zurich Financial Services AG	44,160	11,321,681
TOTAL SWITZERLAND		107,944,414
Taiwan - 0.2%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	801,850	3,473,399
Common Stocks - continued
	Shares	Value
Turkey - 0.4%
Turkiye Halk Bankasi AS	296,000	$ 2,144,928
Turkiye Is Bankasi AS Series C	1,389,000	4,520,198
TOTAL TURKEY		6,665,126
United Kingdom - 21.3%
Afren PLC (a)	468,700	727,779
Anglo American PLC (United Kingdom) (a)	735,000	32,062,912
BAE Systems PLC	892,500	5,029,931
Barclays PLC	3,392,356	18,476,280
BG Group PLC	1,207,781	20,907,993
BlueBay Asset Management	620,500	3,393,399
BP PLC	2,627,900	24,879,226
British Airways PLC (a)(c)	824,200	3,039,959
British American Tobacco PLC (United Kingdom)	9	310
British Land Co. PLC	347,255	2,535,787
British Sky Broadcasting Group PLC	281,200	2,569,453
BT Group PLC	2,806,800	5,269,878
Capita Group PLC	467,200	5,364,640
Carphone Warehouse Group PLC (a)	1,379,807	3,340,472
Centrica PLC	2,341,366	10,444,743
Chemring Group PLC	84,600	4,251,659
Diageo PLC	7	118
easyJet PLC (a)	657,100	4,576,973
Falkland Oil & Gas Ltd. (a)	124,500	245,664
GlaxoSmithKline PLC	881,220	16,918,721
HSBC Holdings PLC:
(Hong Kong)	3,080,117	31,293,994
(United Kingdom)	329,643	3,341,344
Imperial Tobacco Group PLC	411,129	12,543,046
Lloyds TSB Group PLC	7,847,966	7,477,184
Misys PLC (a)	325,500	1,197,602
National Grid PLC	776,500	7,560,787
Pearson PLC	159,800	2,512,843
Prudential PLC	541,067	4,496,391
Reckitt Benckiser Group PLC	161,717	8,878,366
Rio Tinto PLC	350,000	20,696,345
Royal Dutch Shell PLC Class A (United Kingdom)	1,153,109	33,429,709
Schroders PLC	61,400	1,311,268
Segro PLC	566,300	2,747,149
TalkTalk Telecom Group PLC (a)	2,759,614	5,403,397
Tesco PLC	1,890,022	12,492,058
Unilever PLC	296,300	8,676,085
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Vodafone Group PLC	8,463,136	$ 19,579,066
Wolseley PLC (a)	363,889	8,793,076
TOTAL UNITED KINGDOM		356,465,607
United States of America - 1.2%
Agilent Technologies, Inc. (a)	90,800	3,122,612
Express Scripts, Inc. (a)	27,100	2,757,696
Hewlett-Packard Co.	70,400	3,741,760
Pfizer, Inc.	77,800	1,334,270
Union Pacific Corp.	127,300	9,331,090
TOTAL UNITED STATES OF AMERICA		20,287,428
TOTAL COMMON STOCKS (Cost $1,635,067,755)		1,652,796,983
Nonconvertible Preferred Stocks - 0.2%

Germany - 0.2%
Volkswagen AG (a)	25,900	2,273,903
Italy - 0.0%
Fondiaria-Sai SpA (Risparmio Shares)	48,000	504,405
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,905,972)		2,778,308
Money Market Funds - 3.0%

Fidelity Cash Central Fund, 0.19% (d)	4,667,833	4,667,833
Fidelity Securities Lending Cash Central Fund, 0.20% (b)(d)	45,511,140	45,511,140
TOTAL MONEY MARKET FUNDS (Cost $50,178,973)		50,178,973
Cash Equivalents - 0.2%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.01%, dated 3/31/10 due 4/1/10 (Collateralized by U.S. Government Obligations) # (Cost $2,955,000)	$ 2,955,001	$ 2,955,000
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $1,691,107,700)		1,708,709,264
NET OTHER ASSETS - (2.1)%		(34,507,602)
NET ASSETS - 100%		$ 1,674,201,662
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,955,000 due 4/01/10 at 0.01%
BNP Paribas Securities Corp.	$ 1,716,955
Bank of America, NA	690,501
Barclays Capital, Inc.	228,143
Mizuho Securities USA, Inc.	273,772
Wachovia Capital Markets LLC	45,629
$ 2,955,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 31,183
Fidelity Securities Lending Cash Central Fund	193,348
Total	$ 224,531
Other Information

The following is a summary of the inputs used, as of March 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 356,465,607	$ 207,334,240	$ 149,131,367	$ -
Japan	329,489,503	897,554	325,123,571	3,468,378
France	162,615,128	125,399,575	37,215,553	-
Germany	129,197,817	96,343,529	32,854,288	-
Switzerland	107,944,414	83,375,068	24,569,346	-
Spain	74,893,864	16,740,177	58,153,687	-
Australia	58,029,549	58,029,549	-	-
Netherlands	54,483,263	28,286,452	26,196,811	-
Bailiwick of Jersey	37,978,307	37,978,307	-	-
Other	344,477,839	330,266,924	14,210,915	-
Money Market Funds	50,178,973	50,178,973	-	-
Cash Equivalents	2,955,000	-	2,955,000	-
Total Investments in Securities:	$ 1,708,709,264	$ 1,034,830,348	$ 670,410,538	$ 3,468,378
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	242,011
Cost of Purchases	2,550,443
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	675,924
Transfers out of Level 3	-
Ending Balance	$ 3,468,378
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2010	$ 242,011

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $43,758,259 and repurchase agreements of $2,955,000) - See accompanying schedule: Unaffiliated issuers (cost $1,640,928,727)	$ 1,658,530,291
Fidelity Central Funds (cost $50,178,973)	50,178,973
Total Investments (cost $1,691,107,700)		$ 1,708,709,264
Foreign currency held at value (cost $162)		138
Receivable for investments sold		22,099,391
Receivable for fund shares sold		673,731
Dividends receivable		5,816,096
Distributions receivable from Fidelity Central Funds		45,867
Other receivables		38,470
Total assets		1,737,382,957

Liabilities
Payable to custodian bank	$ 2,342,665
Payable for investments purchased	15,003,230
Payable for fund shares redeemed	220,771
Other payables and accrued expenses	103,489
Collateral on securities loaned, at value	45,511,140
Total liabilities		63,181,295

Net Assets		$ 1,674,201,662
Net Assets consist of:
Paid in capital		$ 1,656,640,090
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		17,561,572
Net Assets, for 25,025,418 shares outstanding		$ 1,674,201,662
Net Asset Value, offering price and redemption price per share ($1,674,201,662 ÷ 25,025,418 shares)		$ 66.90

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2010 (Unaudited)

Investment Income
Dividends		$ 15,319,687
Interest		2,362
Income from Fidelity Central Funds		224,531
		15,546,580
Less foreign taxes withheld		(1,158,216)
Total income		14,388,364

Expenses
Custodian fees and expenses	$ 214,257
Independent directors' compensation	3,908
Total expenses before reductions	218,165
Expense reductions	(3,908)	214,257
Net investment income (loss)		14,174,107
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	40,935,420
Foreign currency transactions	(1,734,714)
Capital gain distributions from Fidelity Central Funds	2,778
Total net realized gain (loss)		39,203,484
Change in net unrealized appreciation (depreciation) on: Investment securities	26,269,993
Assets and liabilities in foreign currencies	(63,643)
Total change in net unrealized appreciation (depreciation)		26,206,350
Net gain (loss)		65,409,834
Net increase (decrease) in net assets resulting from operations		$ 79,583,941

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2010 (Unaudited)	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,174,107	$ 15,725,896
Net realized gain (loss)	39,203,484	(214,215,061)
Change in net unrealized appreciation (depreciation)	26,206,350	201,288,285
Net increase (decrease) in net assets resulting from operations	79,583,941	2,799,120
Distributions to partners from net investment income	(9,090,638)	(15,086,282)
Affiliated share transactions Proceeds from sales of shares	968,657,974	36,058,502
Reinvestment of distributions	9,090,561	15,086,012
Cost of shares redeemed	(15,091,603)	(18,702,669)
Net increase (decrease) in net assets resulting from share transactions	962,656,932	32,441,845
Total increase (decrease) in net assets	1,033,150,235	20,154,683

Net Assets
Beginning of period	641,051,427	620,896,744
End of period	$ 1,674,201,662	$ 641,051,427
Other Information Shares
Sold	15,263,445	682,675
Issued in reinvestment of distributions	136,818	287,255
Redeemed	(229,675)	(366,242)
Net increase (decrease)	15,170,588	603,688

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 65.05	$ 67.12	$ 100.00
Income from Investment Operations
Net investment income (loss) D	.58	1.66	2.22
Net realized and unrealized gain (loss)	1.64	(2.15)	(33.01)
Total from investment operations	2.22	(.49)	(30.79)
Distributions to partners from net investment income	(.37)	(1.58)	(2.09)
Net asset value, end of period	$ 66.90	$ 65.05	$ 67.12
Total Return B, C	3.42%	(.12)%	(31.24)%
Ratios to Average Net Assets E, H
Expenses before reductions	.03% A	.03%	.03% A
Expenses net of fee waivers, if any	.03% A	.03%	.03% A
Expenses net of all reductions	.03% A	.03%	.03% A
Net investment income (loss)	1.77% A	3.13%	3.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,674,202	$ 641,051	$ 620,897
Portfolio turnover rate F	92% A	96%	75% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 10, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2010 (Unaudited)

1. Organization.

Fidelity International Equity Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each Fund, in accordance with the Partnership Agreement.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are recorded on the ex-dividend date and are paid from net investment income on a book basis. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by each Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 128,281,711
Gross unrealized depreciation	(113,997,295)
Net unrealized appreciation (depreciation)	$ 14,284,416

Tax Cost	$ 1,694,424,848

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,621,267,833 and $662,649,158, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $25 for the period.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $193,348.

8. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $3,908.

Semiannual Report

9. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all outstanding shares of the fund.

Semiannual Report

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios LLC's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 4, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 4, 2010
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 4, 2010